UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

For the period ended March 31, 2010

RBC Mid Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

RBC Mid Cap Value Fund

	RBC Funds

About Your Semi-Annual Report
	This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

	A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO of Equities	1
	Equity Portfolio Managers	3
	Performance Summary	5
	RBC Mid Cap Growth Fund	9
	RBC Enterprise Fund	10
	RBC Small Cap Core Fund	11
	RBC Microcap Value Fund	12
	RBC Mid Cap Value Fund	13
	Schedules of Portfolio Investments	14
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	38
	- Statements of Changes in Net Assets	39
	Financial Highlights	44
	Notes to Financial Statements	54
	Share Class Information	65
	Supplemental Information	66
	Approval of Investment Advisory Fees	68

LETTER FROM THE CIO OF EQUITIES

A Strong Year Continues

In retrospect, 2009 will be recorded in the history books as a remarkable year. In the span of 12 months, the stock market experienced both the depths of the credit-crisis-driven decline and the relief of a surprisingly strong-though still incomplete recovery.

The broad market S&P 500 Index returned 26.5% for the 2009 calendar year, its best showing since 2003. Investors who had the fortitude to maintain their long-term strategies were able to regain a sizable portion of what they had lost during the downturn, although they had to endure a nerve testing ride along the way.

The upward trend for U.S. equity markets continued in a volatile fashion for the first three months of 2010. For the quarter, the S&P 500 rose 5.4%. Early January saw the benchmark rise 3.2% to January 19th. From there to February 8th, the market declined 8%, as worries about China slowing down, and about Greece defaulting on its debt, weighed upon investors.

Subsequently strong economic data across the world, and a belief that the Greek situation would be worked out, helped fuel a rally of 11% from February 8th to the end of the first quarter.

Going Forward

As has been the case for more than a year, investors remain inclined toward skepticism over the health and longevity of the current economic recovery. To a certain extent, such doubts are normal at this relatively youthful point in the business cycle. However, current levels of concern are somewhat higher than have been observed at previous similar cyclical junctures, suggesting that the severity of the 2008-09 recessions continues to exact a toll on sentiment. Such distrust is perfectly natural and reflects the severe beatings taken by stock market investors back in 2000-02 and more recently in 2007-09 when such allegedly once in a lifetime hits became a twice in a decade phenomenon.

The actual economic outlook is biased toward a continued strengthening of economic growth. It is therefore likely that accumulating evidence of economic strength may erode investor skepticism regarding the robustness of the recovery, potentially producing a continuation of the rally in cyclical assets. Investors should also be prepared for some positive surprises illuminating the near-universal gloom surrounding fiscal prospects.

Currently, many investors are worried about a potential economic slowdown and stock market correction once the inventory re-stocking phase has finished. These concerns appear to be centered on the simple observation that sensitive cyclical indicators, such as the Purchasing Managers Index new order series, have often been highly correlated with stock market returns. But the data looking out over the next few quarters should provide proof to investors that the approximately 70% rebound in equities is appropriate given the likely earnings trend. As we have highlighted in the past, equity markets do trade with quarterly earnings and earnings have a strong relationship with industrial activity. Given that credit conditions generally lead industrial activity by nine months, one can feel reasonably good about the balance of the year in terms of economic data.

As far as equities are concerned, stronger-than-expected growth should bolster confidence in the durability of the current expansion. Although equities appear to be fairly valued on this year’s earnings, it is harder to make that statement about longer forward valuations, in particular with developed markets. These longer forward valuations are definitively cheap. The discount

LETTER FROM THE CIO OF EQUITIES

for longer forward equity valuations is larger than usual, suggesting a higher-than-normal level of skepticism regarding the persistence and durability of this business cycle. This discount can be thought of as a barometer of confidence in the longer-term outlook for corporate profits and economic growth. Understandably, strong growth boosts confidence in the longer run economic outlook and reduces the discount placed on longer forward valuations.

Stay the Course

Once the details of the financial crisis have faded, history will show that it created an opportunity for equity investors to profit from a strong year of returns. 2008, one of the worst years ever for stocks was followed by 2009- one of the best. A potent reminder of how important it is to stay invested, even through very challenging times. Many equity investors suffered steep losses in the extended downturn that started in October 2007, and they have yet to regain all the ground lost. The S&P 500 Index’s 69.4% return from its bottom on March 6, 2009 through March 31, 2010 has allowed many investors to recoup losses in stocks. Investors who had faith in the market’s ability to recover kept their money at work instead of abandoning their long-term strategy. Those investors should be better off today than 12 months ago.

Many pieces for the potential continuation of the equity rally are in place. An unscientific reading of the press reveals a great deal of disbelief that the rally can continue. In addition, individuals, at least based on mutual fund data, have not yet returned to the stock market. Manufacturing and capital spending surveys around the world are showing a high degree of strength. The leg of the economy that needs to follow a rebound in manufacturing, consumer spending, may be turning as the employment report for March showed significant job growth.

However, based on what moved the market in the first quarter, much will depend upon economic growth and risks to sovereign debt outside of the U.S. While the picture on growth is constructive, the picture on debt is less so. That risk bears watching. So the way forward will not be without ups and downs. While the long-term path of equity markets has been upward, the journey has frequently been interrupted by bear market declines-sometimes substantial ones. As long as stock markets exist, there will be exhilarating rallies and harrowing sell-offs. That is why it is so important to consider your portfolio asset allocation carefully. And once a strategy is in place, check in regularly to ensure that the portfolio is still appropriate.

Gordon Telfer Chief Investment Officer, Equity Products
Gordon Telfer
RBC Funds Chief Investment Officer
Equity Products
Past performance is not a guarantee of future results.
Opinions expressed are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.
Mutual fund investing involves risk. Principal loss is possible.
The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) (formerly known as Voyageur Asset Management, Inc.), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Gordon Telfer
Chief Investment Officer, Equity Products, Managing Director, Head of
Growth Equities US.	Gordon Telfer

Gordon Telfer is Chief Investment Officer, Equity Products and is responsible for directing RBC GAM (US)’s U.S. equities research efforts. He joined RBC GAM (US) in 2003 from Alliance Capital Management where he was a senior portfolio manager and a member of Alliance’s Investment Policy Group. Prior to Alliance, he worked for Scudder Kemper Investments as senior vice president and global strategist and spokesperson for Scudder Kemper’s U.S. and International Portfolio Management Group. Gordon began his career in the investment industry in 1986 at Murray Johnstone International in portfolio management. He has spoken at numerous regional and national conferences on portfolio management and been a guest on CNBC. A native of Glasglow, Scotland, Gordon received his Stock Exchange Diploma from the Herriott Watt University, Edinburgh, Scotland

Lance F. James
Managing Director, Senior Portfolio Manager	Lance F. James

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince
Portfolio Manager, Senior Equity Analyst	George Prince

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

EQUITY PORTFOLIO MANAGERS

Kenneth A. Tyszko, CPA, CFA
Kenneth A. Tyszko	Vice President, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC Mid Cap Growth Fund. He joined RBC GAM (US) in 2001 from Oberweis Asset Management Inc., where he served as a portfolio manager. From 1996 to 1999, he managed small cap growth assets for ABN AMRO Asset Management (USA) Inc. and ABN AMRO Incorporated. Before working at ABN AMRO, Ken was a portfolio manager with Sears Investment Management Co. (SIMCO). His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken began his career in the investment industry in 1984. He received a BS in Accountancy from the University of Illinois. Ken is both a CFA charterholder and a Certified Public Accountant. He is a member of the Illinois CPA Society, the CFA Society of Chicago and the CFA Institute. Ken has been a guest on Bloomberg Television and WebFN.

Stephen E. Kylander
Stephen E. Kylander	Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2010 (Unaudited)

RBC Mid Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	36.56%	(6.04)%	0.10%	1.58%	9.80%
- At Net Asset Value	44.94%	(4.16)%	1.29%	2.18%	10.14%	1.35%	1.88%

Class C (c)
- Including Contingent Deferred Sales Charge of 1.00%	42.69%	(4.90)%	0.52%	1.42%	9.32%
- At Net Asset Value	43.69%	(4.90)%	0.52%	1.42%	9.32%	2.10%	2.38%

Class I	45.34%	(3.90)%	1.57%	2.45%	10.47%	1.10%	1.38%

Class R (c)	44.51%	(4.38)%	1.06%	1.94%	9.87%	1.59%	1.86%

Class S (d)	45.34%	(3.93)%	1.57%	2.45%	10.47%	1.10%	1.38%

Russell Midcap Growth Index*	63.00%	(2.04)%	4.27%	(1.69)%	9.86%

RBC Enterprise Fund (e)

	1 Year	3 Year	5 Year	10 Year	Since Inception(f)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	49.21%	(10.29)%	(1.48)%	6.81%	9.85%
- At Net Asset Value	58.35%	(8.50)%	(0.31)%	7.45%	10.10%	1.33%	2.01%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	56.16%	(9.16)%	(1.05)%	6.65%	9.28%
- At Net Asset Value	57.16%	(9.16)%	(1.05)%	6.65%	9.28%	2.08%	2.50%

Class I (h)	58.68%	(8.28)%	(0.06)%	7.72%	10.37%	1.08%	1.50%

Class R (g)	57.98%	(8.70)%	(0.55)%	7.18%	9.82%	1.57%	1.98%

Class S	58.86%	(8.26)%	(0.06)%	7.72%	10.37%	1.08%	1.51%

Russell 2000 Index*	62.76%	(3.99)%	3.36%	3.68%	8.71%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes on page 7.

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	64.92%	(5.45)%	1.74%	6.18%	9.26%
- At Net Asset Value	75.00%	(3.56)%	2.95%	6.81%	9.61%	1.55%	2.65%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	72.84%	(4.17)%	2.27%	6.05%	8.81%
- At Net Asset Value	73.84%	(4.17)%	2.27%	6.05%	8.81%	2.30%	3.16%

Class R (g)	74.68%	(3.67)%	2.78%	6.58%	9.35%	1.79%	2.65%

Class S	75.42%	(3.21)%	3.28%	7.11%	9.90%	1.30%	2.16%

Russell 2000 Index*	62.76%	(3.99)%	3.36%	3.68%	9.10%

RBC Microcap Value Fund (k)

	1 Year	3 Year	5 Year	10 Year	Since Inception(l)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (g)
- Including Maximum Sales Charge of 5.75%	60.22%	(10.12)%	(0.50)%	6.74%	8.14%
- At Net Asset Value	69.93%	(8.32)%	0.69%	7.37%	8.42%	1.32%	1.87%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	67.68%	(9.00)%	(0.05)%	6.57%	7.62%
- At Net Asset Value	68.68%	(9.00)%	(0.05)%	6.57%	7.62%	2.07%	2.37%

Class R (g)	69.55%	(8.54)%	0.44%	7.10%	8.15%	1.56%	1.88%

Class S	70.35%	(8.09)%	0.94%	7.64%	8.69%	1.07%	1.37%

Russell 2000 Value Index*	65.07%	(5.71)%	2.75%	8.90%	9.76%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes on page 7.

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	Since Inception(m)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	7.60%	0.90%	3.54%

Russell MidCap Value Index*	9.61%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1)	The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2009). For the RBC Mid Cap Value Fund, the expenses reflected are from the Fund’s current prospectus.
(2)	The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2011.
*	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices. (a) The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC Mid Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.
(c)	The inception date for Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).
(d)	The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.
(e)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.
(g)	The inception date for Class A, Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

PERFORMANCE SUMMARY

(h)	The inception date for Class I Shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.
(i)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(j)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.
(k)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.
(m)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

	FUND STATISTICS (UNAUDITED) RBC Mid Cap Growth Fund

Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Growth Index
Asset Allocation (as of 3/31/10) (% of fund’s investments) & Top Five Industries (as of 3/31/10) (% of fund’s net assets)			Top Five Industries
			Health Care	24.08%
			Information Technology	22.77%
			Industrials	16.67%
			Consumer Discretionary	13.64%
			Financials	7.34%

Top Ten Holdings (as of 3/31/10) (% of fund’s net assets)	F5 Networks, Inc.	2.47%	LKQ Corp.	1.88%
	Catalyst Health Solutions, Inc.	2.30%	Tractor Supply Co.	1.85%
	Riverbed Technology, Inc.	2.21%	Edwards Lifesciences Corp.	1.84%
	Ross Stores, Inc.	2.00%	Fossil, Inc.	1.83%
	Akamai Technologies, Inc.	1.94%	Henry Schein, Inc.	1.81%

	* A listing of all portfolio holdings can be found beginning on page 15.
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2000 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC Mid Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund

Long-term growth of capital.				Investment Objective

Russell 2000 Index				Benchmark
		Top Five Industries		Asset Allocation (as of 3/31/10) (% of fund’s investments) & Top Five Industries (as of 3/31/10) (% of fund’s net assets)
		Information Technology	27.30%
		Industrials	20.59%
		Consumer Discretionary	17.16%
		Health Care	9.44%
		Financials	9.15%

Spectrum Control, Inc.	4.54%	Columbus McKinnon Corp.	3.18%	Top Ten Holdings (as of 3/31/10) (% of fund’s net assets)
Universal Electronics, Inc.	4.13%	Universal Stainless & Alloy	3.10%
Steinway Musical Instruments	3.81%	Sonic Solutions, Inc.	3.00%
LaBarge, Inc.	3.53%	NIC, Inc.	2.82%
AZZ, Inc.	3.24%	EMS Technologies, Inc.	2.47%

* A listing of all portfolio holdings can be found beginning on page 18.

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2000 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $10,000 Initial Investment Over 10 Years

	FUND STATISTICS (UNAUDITED) RBC Small Cap Core Fund

Investment Objective	Long-term growth of capital and income.

Benchmark	Russell 1000 Value Index
Asset Allocation (as of 3/31/10) (% of fund’s investments) & Top Five Industries (as of 3/31/10) (% of fund’s net assets)			Top Five Industries
			Industrials	23.27%
			Information Technology	19.10%
			Consumer Discretionary	14.60%
			Health Care	11.77%
			Financials	11.15%

Top Ten Holdings (as of 3/31/10) (% of fund’s net assets)	PSS World Medical, Inc.	2.98%	Steinway Musical Instruments	2.41%
	Gardner Denver, Inc.	2.96%	Casual Male Retail Group, Inc.	2.34%
	AZZ, Inc.	2.57%	Ares Capital Corp.	2.30%
	True Religion Apparel, Inc.	2.54%	Universal Electronics, Inc.	2.29%
	Spectrum Control, Inc.	2.46%	Xyratex Ltd.	2.28%

	* A listing of all portfolio holdings can be found beginning on page 21.
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2000 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund

Long-term growth of capital.				Investment Objective

Russell 2000 Value Index				Benchmark
		Top Five Industries		Asset Allocation (as of 3/31/10) (% of fund’s investments) & Top Five Industries (as of 3/31/10) (% of fund’s net assets)
		Consumer Discretionary	20.77%
		Industrials	20.54%
		Financials	19.20%
		Information Technology	12.49%
		Health Care	5.74%

Consolidated Graphics, Inc.	0.75%	PAM Transportation Services, Inc.	0.59%	Top Ten Holdings (as of 3/31/10) (% of fund’s net assets)
Integrated Silicon Solution, Inc.	0.64%	Celadon Group, Inc.	0.57%
Systemax, Inc.	0.61%	Elizabeth Arden, Inc.	0.55%
Buckeye Technologies, Inc.	0.60%	Perry Ellis International, Inc.	0.53%
American Equity Investment Life Holding Co.	0.59%	Kforce, Inc.	0.53%

* A listing of all portfolio holdings can be found beginning on page 24.

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from March 31, 2000 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $10,000 Initial Investment Over 10 Years

	FUND STATISTICS (UNAUDITED) RBC Mid Cap Value Fund

Investment Objective	Long-term capital appreciation.

Benchmark	Russell Midcap Value Index
Asset Allocation (as of 03/31/10) (% of fund’s investments) & Top Five Industries (as of 03/31/10) (% of fund’s net assets)			Top Five Industries
			Financials	18.88%
			Materials	17.44%
			Information Technology	15.28%
			Industrials	14.02%
			Consumer Discretionary	9.75%

Top Ten Holdings (as of 03/31/10) (% of fund’s net assets)	Harris Corp.	4.29%	Owens-Illinois, Inc.	2.25%
	Crown Holdings, Inc.	3.82%	Reinsurance Group of America, Inc.	2.22%
	Pactiv Corp.	3.66%	First Horizon National Corp.	2.20%
	Kohl’s Corp.	2.45%	FMC Corp.	2.19%
	CACI International, Inc., Class A	2.43%
	Comtech Telecommunications Corp.	2.32%

	* A listing of all portfolio holdings can be found beginning on page 34.

Growth of $10,000 Initial Investment Since Inception (12/30/09)

The graph reflects an initial investment of $10,000 over the period from December 30,2009 to March 31, 2010 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund

March 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.27%
Consumer Discretionary — 13.64%
10,400	Capella Education Co.*	$965,536
29,400	Fossil, Inc.*	1,109,556
20,100	Guess?, Inc.	944,298
56,160	LKQ Corp.*	1,140,048
12,200	Panera Bread Co., Class A*	933,178
22,700	Ross Stores, Inc.	1,213,769
19,350	Tractor Supply Co.	1,123,267
20,100	WMS Industries, Inc.*	842,994

		8,272,646

Consumer Staples — 3.65%
10,100	Church & Dwight Co., Inc.	676,195
10,400	Ralcorp Holdings, Inc.*	704,912
29,700	United Natural Foods, Inc.*	835,461

		2,216,568

Energy — 5.08%
15,100	Dril-Quip, Inc.*	918,684
12,390	Oceaneering International, Inc.*	786,641
17,400	Oil States International, Inc.*	788,916
13,900	Unit Corp.*	587,692

		3,081,933

Financials — 7.34%
16,500	Eaton Vance Corp.	553,410
18,300	Federated Investors, Inc., Class B	482,754
33,200	HCC Insurance Holdings, Inc.	916,320
16,500	Investment Technology Group, Inc.*	275,385
28,800	Knight Capital Group, Inc., Class A*	439,200
34,100	Raymond James Financial, Inc.	911,834
39,300	Tower Group, Inc.	871,281

		4,450,184

Health Care — 24.08%
55,100	Bruker Corp.*	807,215
33,700	Catalyst Health Solutions, Inc.*	1,394,506
10,400	Cerner Corp.*	884,624
12,200	Charles River Laboratories International, Inc.*	479,582
11,300	Edwards Lifesciences Corp.*	1,117,344
13,000	Gen-Probe, Inc.*	650,000
18,600	Henry Schein, Inc.*	1,095,540
14,800	IDEXX Laboratories, Inc.*	851,740
15,600	Integra LifeSciences Holdings Corp.*	683,748
7,800	Laboratory Corp of America Holdings*	590,538
18,300	Meridian Bioscience, Inc.	372,771

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
6,900	Mettler-Toledo International, Inc.*	$753,480
16,900	MWI Veterinary Supply, Inc.*	682,760
14,800	NuVasive, Inc.*	668,960
19,200	Parexel International Corp.*	447,552
11,300	Perrigo Co.	663,536
21,800	Pharmaceutical Product Development, Inc.	517,750
10,400	Varian Medical Systems, Inc.*	575,432
12,200	Waters Corp.*	823,988
13,000	West Pharmaceutical Services, Inc.	545,350

		14,606,416

Industrials — 16.67%
10,400	Alliant Techsystems, Inc.*	845,520
22,700	AMETEK, Inc.	941,142
16,520	Donaldson Co., Inc.	745,382
10,380	Expeditors International of Washington, Inc.	383,230
6,900	Flowserve Corp.	760,863
11,740	Huron Consulting Group, Inc.*	238,322
12,200	Jacobs Engineering Group, Inc.*	551,318
13,000	Landstar System, Inc.	545,740
18,300	MSC Industrial Direct Co., Class A	928,176
15,490	Roper Industries, Inc.	895,942
14,000	Stericycle, Inc.*	763,000
13,000	Teledyne Technologies, Inc.*	536,510
15,700	Towers Watson & Co., Class A	745,750
15,600	Waste Connections, Inc.*	529,776
21,800	Woodward Governor Co.	697,164

		10,107,835

Information Technology — 22.77%
37,500	Akamai Technologies, Inc.*	1,177,875
32,800	Altera Corp.	797,368
15,820	ANSYS, Inc.*	682,475
27,810	Autodesk, Inc.*	818,170
14,800	Comtech Telecommunications Corp.*	473,452
47,700	Cybersource Corp.*	841,428
14,840	Dolby Laboratories, Inc., Class A*	870,663
24,400	F5 Networks, Inc.*	1,500,844
18,300	Global Payments, Inc.	833,565
30,700	Logitech International SA*	501,638
10,400	Mantech International Corp., Class A*	507,832
19,850	Microchip Technology, Inc.	558,976
26,100	MICROS Systems, Inc.*	858,168
18,300	National Instruments Corp.	610,305
18,300	Open Text Corp.*	868,701
47,200	Riverbed Technology, Inc.*	1,340,480

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Growth Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
25,300	Synopsys, Inc.*	$565,961

		13,807,901

Materials — 3.04%
13,900	AptarGroup, Inc.	546,965
12,200	Reliance Steel & Aluminum Co.	600,606
13,000	Sigma-Aldrich Corp.	697,580

		1,845,151

Total Common Stocks (Cost $50,095,593)		58,388,634

Investment Company — 4.15%
2,518,330	JPMorgan Prime Money Market Fund	2,518,330

Total Investment Company (Cost $2,518,330)		2,518,330

Total Investments (Cost $52,613,923)(a) — 100.42%		$60,906,964

Liabilities in excess of other assets — (0.42)%		(252,578)

NET ASSETS — 100.00%		$60,654,386

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 97.00%
Consumer Discretionary — 17.16%
441,378	Benihana, Inc., Class A*	$2,868,957
160,250	Cache, Inc.*	882,977
854,973	Casual Male Retail Group, Inc.*	3,295,921
90,000	CKE Restaurants, Inc.	996,300
13,100	Delta Apparel, Inc.*	204,360
93,630	Mac-Gray Corp.*	1,057,083
221,191	Movado Group, Inc.*	2,495,034
143,300	RG Barry Corp.	1,461,660
292,956	Steinway Musical Instruments*	5,516,361
27,150	Tefron Ltd.*	103,442
267,700	Universal Electronics, Inc.*	5,980,418

		24,862,513

Energy — 2.25%
27,200	Goodrich Petroleum Corp.*	425,408
28,000	Gulf Island Fabrication, Inc.	609,000
56,400	Gulfport Energy Corp.*	633,936
19,954	OYO Geospace Corp.*	954,001
54,300	Tesco Corp.*	633,681

		3,256,026

Financials — 9.15%
301,300	Asta Funding, Inc.	2,121,152
51,900	Boston Private Financial Holdings, Inc.	382,503
91,059	CoBiz Financial, Inc.	567,298
175,000	Compass Diversified Holdings	2,670,500
65,000	Cypress Sharpridge Investments, Inc. REIT	869,700
68,800	Firstcity Financial Corp.*	481,600
32,000	LaSalle Hotel Properties REIT	745,600
34,626	Mercantile Bank Corp.	136,080
95,389	MetroCorp Bancshares, Inc.*	281,397
100,700	National Interstate Corp.	2,085,497
60,374	Northrim BanCorp, Inc.	1,031,188
108,900	SWS Group, Inc.	1,255,617
50,000	Washington Banking Co.	629,500

		13,257,632

Health Care — 9.44%
92,000	Exactech, Inc.	1,929,240
15,832	HMS Holdings Corp.*	807,274
134,800	Kensey Nash Corp.*	3,179,932
36,900	Landauer, Inc.	2,406,618
51,200	LHC Group, Inc.*	1,716,736
102,700	Meridian Bioscience, Inc.	2,091,999
66,500	Symmetry Medical, Inc.*	667,660

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
50,800	US Physical Therapy, Inc.*	$883,920

		13,683,379

Industrials — 20.59%
41,656	Allied Defense Group, Inc. (The)*	300,340
138,700	AZZ, Inc.	4,694,995
613,000	C&D Technologies, Inc.*	980,800
290,225	Columbus McKinnon Corp.*	4,605,871
175,000	Eagle Bulk Shipping, Inc.*	929,250
69,200	Ennis, Inc.	1,125,884
26,900	Hurco Cos, Inc.*	452,727
462,894	LaBarge, Inc.*	5,114,979
157,300	NN, Inc.*	865,150
214,952	North American Galvanizing & Coating, Inc.*	1,195,133
400,000	OceanFreight, Inc.*	300,800
31,200	Old Dominion Freight Line, Inc.*	1,041,768
135,600	Orion Marine Group, Inc.*	2,447,580
337,639	PGT, Inc.*	611,126
48,073	Powell Industries, Inc.*	1,563,814
129,578	Standard Parking Corp.*	2,127,671
22,100	Sun Hydraulics Corp.	574,158
125,000	TBS International PLC*	912,500

		29,844,546

Information Technology — 27.30%
197,182	Aspen Technology, Inc.*	2,021,116
100,000	Computer Task Group, Inc.*	725,000
98,577	Comtech Telecommunications Corp.*	3,153,478
418,502	DivX, Inc.*	2,996,474
215,200	EMS Technologies, Inc.*	3,572,320
124,000	Interactive Intelligence, Inc.*	2,317,560
524,238	Lionbridge Technologies, Inc.*	1,902,984
519,500	NIC, Inc.*	4,088,465
27,900	NU Horizons Electronics Corp.*	89,559
144,087	SkillSoft PLC - ADR*	1,486,978
463,411	Sonic Solutions, Inc.*	4,342,161
562,810	Spectrum Control, Inc.*	6,579,249
70,000	StarTek, Inc.*	486,500
129,300	Tyler Technologies, Inc.*	2,423,082
200,000	Xyratex Ltd.*	3,386,000

		39,570,926

Materials — 8.46%
467,116	Intertape Polymer Group, Inc.*	1,546,154
97,000	Koppers Holdings, Inc.	2,747,040
194,600	Landec Corp.*	1,290,198
257,500	Omnova Solutions, Inc.*	2,021,375
187,088	Universal Stainless & Alloy*	4,488,241

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
453,300	US Concrete, Inc.*	$172,254

		12,265,262

Utilities — 2.65%
107,400	Central Vermont Public Service Corp.	2,166,258
71,800	Unitil Corp.	1,669,350

		3,835,608

Total Common Stocks (Cost $128,877,821)		140,575,892

Exchange Traded Fund — 1.54%
85,000	SPDR KBW Regional Banking	2,228,700

Total Exchange Traded Fund (Cost $2,108,292)		2,228,700

Investment Company — 1.61%
2,335,005	JPMorgan Prime Money Market Fund	2,335,005

Total Investment Company (Cost $2,335,005)		2,335,005

Total Investments (Cost $133,321,118)(a) — 100.15%		$145,139,597

Liabilities in excess of other assets — (0.15)%		(215,535)

NET ASSETS — 100.00%		$144,924,062

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.57%
Consumer Discretionary — 14.60%
67,719	Benihana, Inc., Class A*	$440,174
296,800	Casual Male Retail Group, Inc.*	1,144,164
25,300	Dress Barn, Inc.*	661,848
9,800	Drew Industries, Inc.*	215,796
5,600	Jo-Ann Stores, Inc.*	235,088
43,000	Movado Group, Inc.*	485,040
62,707	Steinway Musical Instruments*	1,180,773
8,500	Steven Madden Ltd.*	414,800
40,900	True Religion Apparel, Inc.*	1,241,724
50,198	Universal Electronics, Inc.*	1,121,423

		7,140,830

Consumer Staples — 3.89%
20,400	Alberto-Culver Co.	533,460
31,600	Nash Finch Co.	1,063,340
34,300	Sally Beauty Holdings, Inc.*	305,956

		1,902,756

Energy — 4.59%
2,500	CARBO Ceramics, Inc.	155,850
1,100	Core Laboratories NV	143,880
30,200	Georesources, Inc.*	461,154
16,300	Tesco Corp.*	190,221
20,700	Willbros Group, Inc.*	248,607
39,200	World Fuel Services Corp.	1,044,288

		2,244,000

Financials — 11.15%
34,100	Amerisafe, Inc.*	558,217
75,700	Ares Capital Corp.	1,123,388
55,027	Asta Funding, Inc.	387,390
70,900	Compass Diversified Holdings	1,081,934
19,900	Cypress Sharpridge Investments, Inc. REIT	266,262
27,325	Delphi Financial Group, Inc., Class A	687,497
10,200	LaSalle Hotel Properties REIT	237,660
8,500	ProAssurance Corp.*	497,590
23,500	SeaBright Insurance Holdings, Inc.	258,735
23,700	SWS Group, Inc.	273,261
4,072	Trico Bancshares	81,033

		5,452,967

Health Care — 11.77%
14,800	Amedisys, Inc.*	817,256
12,000	Emergency Medical Services Corp., Class A*	678,600
22,500	Invacare Corp.	597,150
11,700	Kinetic Concepts, Inc.*	559,377

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
17,800	Meridian Bioscience, Inc.	$362,586
61,975	PSS World Medical, Inc.*	1,457,032
34,500	Symmetry Medical, Inc.*	346,380
22,300	West Pharmaceutical Services, Inc.	935,485

		5,753,866

Industrials — 23.27%
89,600	ACCO Brands Corp.*	686,336
2,800	American Science & Engineering, Inc.	209,776
17,900	Atlas Air Worldwide Holdings, Inc.*	949,595
37,100	AZZ, Inc.	1,255,835
202,500	C&D Technologies, Inc.*	324,000
15,700	Chart Industries, Inc.*	314,000
61,200	Columbus McKinnon Corp.*	971,244
18,700	Forward Air Corp.	491,810
32,900	Gardner Denver, Inc.	1,448,916
26,700	II-VI, Inc.*	903,528
43,600	Insteel Industries, Inc.	466,084
80,200	Interface, Inc., Class A	928,716
34,000	Knoll, Inc.	382,500
13,900	LB Foster Co., Class A*	401,571
15,400	Old Dominion Freight Line, Inc.*	514,206
11,578	Powell Industries, Inc.*	376,632
5,500	Sun Hydraulics Corp.	142,890
14,500	Wabtec Corp.	610,740

		11,378,379

Information Technology — 19.10%
43,900	ADC Telecommunications, Inc.*	320,909
58,500	Aspen Technology, Inc.*	599,625
21,100	Comtech Telecommunications Corp.*	674,989
123,324	DivX, Inc.*	883,000
36,300	EMS Technologies, Inc.*	602,580
20,200	InterDigital, Inc.*	562,772
78,200	NIC, Inc.	615,434
54,200	Skyworks Solutions, Inc.*	845,520
111,542	Sonic Solutions, Inc.*	1,045,148
102,945	Spectrum Control, Inc.*	1,203,427
30,900	STEC, Inc.*	370,182
26,700	Tyler Technologies, Inc.*	500,358
65,900	Xyratex Ltd.*	1,115,687

		9,339,631

Materials — 5.25%
59,900	Intertape Polymer Group, Inc.*	198,269
26,900	Koppers Holdings, Inc.	761,808
20,500	Rockwood Holdings, Inc.*	545,710

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
44,351	Universal Stainless & Alloy*	$1,063,981

		2,569,768

Telecommunication Services — 0.92%
54,700	Premiere Global Services, Inc.*	451,822

Utilities — 2.03%
11,900	Energen Corp.	553,707
13,900	Unisource Energy Corp.	437,016

		990,723

Total Common Stocks (Cost $35,643,550)		47,224,742

Investment Company — 4.06%
1,982,933	JPMorgan Prime Money Market Fund	1,982,933

Total Investment Company (Cost $1,982,933)		1,982,933

Total Investments (Cost $37,626,483)(a) — 100.63%		$49,207,675

Liabilities in excess of other assets — (0.63)%		(305,751)

NET ASSETS — 100.00%		$48,901,924

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 94.09%
Consumer Discretionary — 20.77%
96,000	Adams Golf, Inc.*	$313,920
2,800	Allen Organ Co.(a)(b)	0
29,800	Ambassadors International, Inc.*	15,496
27,500	America’s Car-Mart, Inc.*	663,300
53,000	Arctic Cat, Inc.*	575,050
50,000	Asbury Automotive Group, Inc.*	665,000
86,000	Audiovox Corp., Class A*	669,080
90,000	Bakers Footwear Group, Inc.*	207,900
69,000	Benihana, Inc., Class A*	448,500
69,000	Bluegreen Corp.*	225,630
46,000	Books-A-Million, Inc.	333,040
15,127	Bowl America, Inc., Class A	196,651
43,000	Brookfield Homes Corp.*	375,820
72,000	Build-A-Bear Workshop, Inc.*	512,640
44,000	Carriage Services, Inc.*	201,960
45,000	Cobra Electronics Corp.*	112,950
21,000	Core-Mark Holding Co., Inc.*	642,810
99,000	Craftmade International, Inc.*	495,000
32,000	CSS Industries, Inc.	643,200
42,000	Delta Apparel, Inc.*	655,200
56,000	Dixie Group, Inc.*	277,200
36,000	Dorman Products, Inc.*	683,640
17,500	Duckwall-ALCO Stores, Inc.*	253,575
84,000	Emmis Communications Corp., Class A*	95,760
21,000	Entercom Communications Corp., Class A*	249,690
56,000	Finish Line, Inc. (The), Class A	913,920
56,000	Flexsteel Industries	761,040
57,000	Fred’s, Inc., Class A	682,860
31,000	Gaiam, Inc., Class A	257,300
85,000	Golfsmith International Holdings, Inc.*	342,550
22,000	Group 1 Automotive, Inc.*	700,920
26,000	Hampshire Group Ltd.*	109,200
89,000	Hastings Entertainment, Inc.*	392,490
27,000	Helen of Troy Ltd.*	703,620
31,000	Hooker Furniture Corp.	498,480
50,000	HOT Topic, Inc.*	325,000
65,000	Isle of Capri Casinos, Inc.*	505,700
15,000	J Alexander’s Corp.*	62,700
52,000	Jakks Pacific, Inc.*	678,600
29,000	Johnson Outdoors, Inc., Class A*	329,150
11,000	Jos. A. Bank Clothiers, Inc.*	601,150
82,000	Journal Communications, Inc., Class A*	344,400
58,310	Lakeland Industries, Inc.*	495,635
22,000	Landry’s Restaurants, Inc.*	394,240
95,270	Lazare Kaplan International, Inc.*(b)	238,175

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
70,000	La-Z-Boy, Inc.*	$877,800
31,000	Lifetime Brands, Inc.*	365,800
25,000	Lithia Motors, Inc., Class A*	160,000
91,000	Luby’s, Inc.*	358,540
36,000	Mac-Gray Corp.	406,440
28,000	Marcus Corp.	363,720
43,000	MarineMax, Inc.*	462,680
64,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	644,480
7,500	McRae Industries, Inc., Class A	79,725
26,000	Media General, Inc., Class A*	215,540
31,000	Meritage Homes Corp.*	651,000
21,300	Mestek, Inc.*	166,140
39,000	Modine Manufacturing Co.*	438,360
82,000	Morton’s Restaurant Group, Inc.*	501,020
59,400	Movado Group, Inc.*	670,032
18,300	Nobel Learning Communities, Inc.*	143,472
10,300	Nobility Homes, Inc.	100,837
32,000	O’Charleys, Inc.*	286,080
41,000	Orleans Homebuilders, Inc.*	5,740
42,350	Perry Ellis International, Inc.*	959,227
135,000	Point.360*	195,750
90,600	Radio One, Inc., Class D*	276,330
34,000	RC2 Corp.*	508,980
56,000	Red Lion Hotels Corp.*	404,320
37,550	Rex Stores Corp.*	608,310
40,000	Rocky Brands, Inc.*	381,600
85,000	Ruby Tuesday, Inc.*	898,450
20,000	Saga Communications, Inc., Class A*	449,600
45,150	Salem Communications Corp., Class A*	161,637
90,000	Shiloh Industries, Inc.*	508,500
49,000	Stage Stores, Inc.	754,110
75,000	Standard Motor Products, Inc.*	744,000
44,000	Stein Mart, Inc.*	397,320
26,000	Steinway Musical Instruments*	489,580
103,000	Stewart Enterprises, Inc., Class A	643,750
16,000	Stoneridge, Inc.*	158,240
17,000	Strattec Security Corp.*	345,440
30,000	Superior Industries International, Inc.	482,400
43,000	Syms Corp.*	428,280
51,000	Systemax, Inc.	1,108,740
150,000	Trans World Entertainment Corp.*	270,000
50,000	Tuesday Morning Corp.*	329,500
22,000	Walking Co. Holdings, Inc. (The)*	50,600
13,400	Weyco Group, Inc.	315,168

		37,617,380

Consumer Staples — 3.49%
19,600	Andersons, Inc. (The)	656,208

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
80,000	Central Garden and Pet Co.*	$789,600
36,000	Chiquita Brands International, Inc.*	566,280
55,000	Elizabeth Arden, Inc.*	990,000
52,000	Ingles Markets, Inc., Class A	781,560
143,000	ML Macadamia Orchards LP*	343,200
10,000	Nash Finch Co.	336,500
69,000	Omega Protein Corp.*	396,750
54,000	Prestige Brands Holdings, Inc.*	486,000
22,000	Spartan Stores, Inc.	317,240
91,000	Tasty Baking Co.	657,020

		6,320,358

Energy — 3.50%
119,000	Aventine Renewable Energy Holdings, Inc.*(a)(b)	0
44,000	Bronco Drilling Co., Inc.*	206,800
36,000	Calumet Specialty Products Partners LP	750,600
31,000	Constellation Energy Partners LLC	108,500
16,966	Enbridge Energy Management LLC*	866,114
19,000	EV Energy Partner LP	606,480
98,000	Harvest Natural Resources, Inc.*	737,940
47,000	Knightsbridge Tankers Ltd.	796,180
9,000	Lufkin Industries, Inc.	712,350
106,000	Newpark Resources, Inc.*	556,500
14,600	PHI, Inc.*	323,828
20,000	PHI, Inc., Non voting*	423,600
110,300	Trico Marine Services, Inc.*	255,896
78,570	VeraSun Energy Corp.*	951

		6,345,739

Financials — 19.20%
70,000	21st Century Holding Co.	285,600
40,000	Affirmative Insurance Holdings, Inc.*	188,000
100,000	American Equity Investment Life Holding Co.	1,065,000
75,000	American Independence Corp.*	468,750
19,000	American Safety Insurance Holdings Ltd.*	315,210
68,864	Ameris Bancorp	621,838
92,000	Asta Funding, Inc.	647,680
21,000	Baldwin & Lyons, Inc., Class B	505,890
14,500	Bancinsurance Corp.*	76,850
70,600	Bancorp, Inc.*	628,340
65,600	Banner Corp.	251,904
100,000	Beverly Hills Bancorp, Inc.*	3,000
50,000	California First National Bancorp	667,500
21,000	Camco Financial Corp.	61,740
5,200	Capital Southwest Corp.	472,576
38,000	Capitol Bancorp Ltd.*	91,960
44,000	Central Pacific Financial Corp.*	73,920

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
25,000	Citizens South Banking Corp.	$154,000
48,150	Citizens, Inc.*	332,716
133,000	Consumer Portfolio Services*	297,920
41,037	Crawford & Co., Class B*	167,021
43,777	Donegal Group, Inc., Class A	635,204
12,444	Donegal Group, Inc., Class B	204,828
75,040	Dynex Capital, Inc. REIT	675,360
31,000	EMC Insurance Group, Inc.	698,120
34,300	First Defiance Financial Corp.	347,116
11,000	First Financial Corp.	318,560
45,400	First Financial Holdings, Inc.	683,724
58,000	First Industrial Realty Trust, Inc. REIT*	450,080
54,000	First Merchants Corp.	375,840
47,200	First Pactrust Bancorp, Inc.	366,744
38,000	First Place Financial Corp.*	151,620
42,000	First State Bancorp*	23,100
25,000	Firstcity Financial Corp.*	175,000
66,000	Flagstar Bancorp, Inc.*	39,600
45,660	FNB Corp.	370,303
45,000	FNB United Corp.	54,450
25,500	FPIC Insurance Group, Inc.*	691,305
62,000	Franklin Bank Corp.*	310
109,000	Fremont General Corp.*	105,730
2,250	FRMO Corp.*	5,625
45,000	Gladstone Investment Corp.	269,100
50,400	Green Bankshares, Inc.	411,264
108,000	Guaranty Bancorp*	171,720
36,850	Hampton Roads Bankshares, Inc.	57,486
21,180	Harleysville National Corp.	141,906
63,528	Hercules Technology Growth Capital, Inc.	672,761
38,000	HF Financial Corp.	383,800
36,000	Independence Holding Co.	341,640
13,000	Indiana Community Bancorp	118,950
13,000	Infinity Property & Casualty Corp.	590,720
31,000	Intervest Bancshares Corp., Class A	122,450
8,300	Investors Title Co.	282,864
24,000	Jefferson Bancshares, Inc.	109,680
17,000	Kansas City Life Insurance Co.	536,860
56,930	LaBranche & Co., Inc.*	299,452
11,000	LSB Corp.	136,400
53,000	Marlin Business Services Corp.*	537,950
23,294	Mass Financial Corp., Class A*	216,168
108,000	MCG Capital Corp.*	562,680
113,750	Meadowbrook Insurance Group, Inc.	898,625
62,000	Medallion Financial Corp.	493,520
43,000	Mercer Insurance Group, Inc.	774,000
136,000	MicroFinancial, Inc.	524,960
52,100	MutualFirst Financial, Inc.	346,465

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
5,300	National Security Group, Inc.	$64,501
5,100	National Western Life Insurance Co., Class A	940,185
17,400	Navigators Group, Inc.*	684,342
43,000	NGP Capital Resources Co.	366,360
44,000	Nicholas Financial, Inc.*	333,080
16,000	NYMAGIC, Inc.	339,680
67,400	Old Second Bancorp, Inc.	444,166
18,000	Pacific Mercantile Bancorp*	49,500
19,000	Parkway Properties, Inc. REIT	356,820
29,000	Peoples Bancorp, Inc.	477,920
65,000	PMA Capital Corp., Class A*	399,100
37,900	PMC Commercial Trust REIT	277,428
40,000	Presidential Life Corp.	398,800
58,705	Prospect Capital Corp.	713,266
19,000	Provident Financial Holdings, Inc.	66,120
89,000	Reis, Inc.*	508,190
49,000	Resource America, Inc., Class A	235,200
17,000	Safety Insurance Group, Inc.	640,390
50,000	Sanders Morris Harris Group, Inc.	309,500
42,000	SeaBright Insurance Holdings, Inc.	462,420
21,000	Simmons First National Corp., Class A	578,970
32,000	Southern Community Financial Corp.	71,040
52,300	Southwest Bancorp, Inc.	432,521
2,999	Stifel Financial Corp.*	161,196
75,600	Sun Bancorp, Inc.*	297,864
46,500	SWS Group, Inc.	536,145
54,000	TierOne Corp.*	17,280
27,440	Tower Group, Inc.	608,345
68,000	Unico American Corp.	652,800
99,716	United Community Financial Corp.*	150,571
19,000	United Western Bancorp, Inc.	29,070
29,000	Winthrop Realty Trust REIT	349,160
4,600	Ziegler Cos., Inc. (The)*	73,600

		34,776,985

Health Care — 5.74%
19,000	Air Methods Corp.*	646,000
54,000	Albany Molecular Research, Inc.*	450,900
128,000	Allied Healthcare International, Inc.*	348,160
11,000	American Shared Hospital Services*	31,240
46,000	Angiodynamics, Inc.*	718,520
77,000	BioScrip, Inc.*	614,460
45,000	Cantel Medical Corp.	893,250
67,000	Cardiac Science Corp.*	125,290
26,000	Conmed Corp.*	619,060
46,000	Cross Country Healthcare, Inc.*	465,060
27,970	Hanger Orthopedic Group, Inc.*	508,495

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
82,000	HealthTronics, Inc.*	$293,560
20,313	IntegraMed America, Inc.*	178,958
28,000	Invacare Corp.	743,120
7,100	Kewaunee Scientific Corp.	99,435
30,000	Lannett Co., Inc.*	127,500
31,000	Medcath Corp.*	324,570
19,000	Mediware Information Systems*	170,240
51,000	MedQuist, Inc.*	398,310
56,800	National Dentex Corp.*	553,800
41,000	PharMerica Corp.*	747,020
22,000	RehabCare Group, Inc.*	599,940
62,000	Res-Care, Inc.*	743,380

		10,400,268

Industrials — 20.54%
50,839	Aceto Corp.	307,067
24,000	Alamo Group, Inc.	479,760
125,000	Allied Motion Technologies, Inc.*	450,000
34,000	Altra Holdings, Inc.*	466,820
13,000	Amrep Corp.*	188,890
32,000	ATC Technology Corp.*	549,120
34,000	Beacon Roofing Supply, Inc.*	650,420
27,800	Cascade Corp.	895,438
74,000	Celadon Group, Inc.*	1,031,560
93,525	Cenveo, Inc.*	809,926
2,800	Chicago Rivet & Machine Co.	42,700
23,400	CIRCOR International, Inc.	777,114
40,000	Compx International, Inc.	359,600
33,000	Consolidated Graphics, Inc.*	1,366,530
35,000	Cornell Cos., Inc.*	640,850
29,000	Ducommun, Inc.	609,290
63,000	Eagle Bulk Shipping, Inc.*	334,530
14,700	Eastern Co. (The)	199,038
11,880	Ecology and Environment, Inc., Class A	166,558
35,000	Encore Wire Corp.	728,000
49,000	Ennis, Inc.	797,230
20,000	EnPro Industries, Inc.*	581,600
39,000	Espey Manufacturing & Electronics Corp.	781,950
62,000	Excel Maritime Carriers Ltd.*	373,860
79,000	Frozen Food Express Industries*	308,100
21,000	G&K Services, Inc., Class A	543,480
55,000	Gibraltar Industries, Inc.*	693,550
47,000	Griffon Corp.*	585,620
25,750	Hardinge, Inc.	231,750
43,000	Herley Industries, Inc.*	630,380
31,000	Insituform Technologies, Inc., Class A*	824,910
28,350	International Shipholding Corp.	833,206
26,000	Jinpan International Ltd.	540,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
12,000	Key Technology, Inc.*	$165,000
63,000	Kforce, Inc.*	958,230
18,857	KHD Humboldt Wedag International AG	161,732
55,000	Kimball International, Inc., Class B	382,250
37,000	Ladish Co., Inc.*	745,920
64,000	LECG Corp.*	190,720
38,000	LS Starrett Co., Class A	393,300
51,750	LSI Industries, Inc.	352,935
66,000	Lydall, Inc.*	518,100
58,000	Mair Holdings Escrow Shares(a)(b)	0
26,875	Marten Transport Ltd.*	529,706
72,000	Mesa Air Group, Inc.*	7,560
36,117	Met-Pro Corp.	353,947
59,000	Miller Industries, Inc.	733,370
63,000	NN, Inc.*	346,500
18,800	Northwest Pipe Co.*	410,780
106,000	On Assignment, Inc.*	755,780
78,600	PAM Transportation Services, Inc.*	1,076,820
62,000	Paragon Shipping, Inc., Class A	288,920
43,160	Patrick Industries, Inc.*	125,164
99,000	RCM Technologies, Inc.*	311,850
34,100	Robbins & Myers, Inc.	812,262
55,500	Rush Enterprises, Inc., Class A*	733,155
21,000	School Specialty, Inc.*	476,910
78,000	SFN Group, Inc.*	624,780
13,800	SL Industries, Inc.*	124,890
32,000	Standex International Corp.	824,640
41,000	Superior Uniform Group, Inc.	389,500
68,115	Supreme Industries, Inc., Class A*	179,824
10,269	Sykes Enterprises, Inc.*	234,544
34,000	Tredegar Corp.	580,720
11,000	Trex Co., Inc.*	234,190
21,000	United Capital Corp.*	498,120
17,000	Universal Forest Products, Inc.	654,840
28,000	USA Truck, Inc.*	452,480
38,000	Vitran Corp., Inc.*	459,800
58,200	Volt Information Sciences, Inc.*	594,222
102,000	WCA Waste Corp.*	519,180
125,000	Willdan Group, Inc.*	271,250
60,000	Willis Lease Finance Corp.*	946,800

		37,200,338

Information Technology — 12.49%
115,000	Acorn Energy, Inc.*	680,800
55,000	Actel Corp.*	761,750
41,000	Agilysys, Inc.	457,970
53,000	Anaren, Inc.*	754,720
53,300	Bell Microproducts, Inc.*	372,034

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
14,000	Black Box Corp.	$430,640
77,000	Ciber, Inc.*	287,980
115,000	Comarco, Inc.*	349,600
23,000	Communications Systems, Inc.	297,390
20,582	DG FastChannel, Inc.*	657,595
75,000	Digi International, Inc.*	798,000
74,598	Dynamics Research Corp.*	840,720
85,000	Edgewater Technology, Inc.*	272,000
131,000	EF Johnson Technologies, Inc.*	122,131
46,000	Electro Rent Corp.	603,980
39,000	Electro Scientific Industries, Inc.*	499,590
39,400	ePlus, Inc.*	691,470
64,000	GSI Group, Inc.*	126,720
24,000	GTSI Corp.*	133,200
47,000	InfoGROUP, Inc.*	366,600
32,000	Infospace, Inc.*	353,600
57,000	Insight Enterprises, Inc.*	818,520
24,000	Integral Systems, Inc.*	231,120
110,375	Integrated Silicon Solution, Inc.*	1,164,456
48,000	Keynote Systems, Inc.	546,720
21,000	Magal Security Systems Ltd.*	81,480
35,000	Measurement Specialties, Inc.*	514,850
94,000	Methode Electronics, Inc.	930,600
50,000	Newport Corp.*	625,000
60,000	NU Horizons Electronics Corp.*	192,600
45,000	Oplink Communications, Inc.*	834,300
40,000	Opnet Technologies, Inc.	644,800
123,000	Optical Cable Corp.*	410,820
82,000	PC Connection, Inc.*	508,400
90,000	Perceptron, Inc.*	391,500
140,000	Performance Technologies, Inc.*	372,400
37,930	Photronics, Inc.*	193,064
28,000	Retalix Ltd.*	393,680
47,000	Richardson Electronics Ltd.	373,650
29,000	Rudolph Technologies, Inc.*	248,530
70,000	Sigmatron International, Inc.*	375,200
20,000	SYNNEX Corp.*	591,200
70,560	TechTeam Global, Inc.*	477,691
21,000	Tessco Technologies, Inc.	493,710
30,000	Ulticom, Inc.	277,500
90,000	WebMediaBrands, Inc.*	89,100
97,000	White Electronic Designs Corp.*	679,000
100,000	WPCS International, Inc.*	309,000

		22,627,381

Materials — 4.94%
70,200	American Pacific Corp.*	478,764

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
37,000	Blue Earth Refineries, Inc.*	$40,330
83,000	Buckeye Technologies, Inc.*	1,085,640
18,000	Friedman Industries	102,960
29,000	Hawkins, Inc.	701,800
50,000	Headwaters, Inc.*	229,500
63,000	Innospec, Inc.	715,680
110,400	North American Palladium Ltd.*	450,432
23,000	Olympic Steel, Inc.	750,950
38,000	Penford Corp.*	389,500
65,000	PolyOne Corp.*	665,600
29,000	Schulman (A), Inc.	709,630
3,000	Schweitzer-Mauduit International, Inc.	142,680
45,000	Spartech Corp.*	526,500
10,000	Stepan Co.	558,900
66,000	Terra Nova Royalty Corp.*	867,900
16,000	Universal Stainless & Alloy*	383,840
88,610	US Concrete, Inc.*	33,672
3,200	Vulcan International Corp.	113,600

		8,947,878

Telecommunication Services — 0.40%
41,000	SureWest Communications*	352,190
30,000	USA Mobility, Inc.*	380,100

		732,290

Utilities — 3.02%
9,000	American States Water Co.	312,300
4,054	California Water Service Group	152,471
29,000	Central Vermont Public Service Corp.	584,930
13,000	CH Energy Group, Inc.	530,920
21,990	Chesapeake Utilities Corp.	655,302
23,500	Connecticut Water Service, Inc.	546,845
9,000	Delta Natural Gas Co., Inc.	267,120
38,600	Empire District Electric Co. (The)	695,572
4,900	Maine & Maritimes Corp.	215,110
30,400	Middlesex Water Co.	518,320
6,500	RGC Resources, Inc.	206,635
15,800	SJW Corp.	401,636
16,476	Unitil Corp.	383,067

		5,470,228

Total Common Stocks (Cost $201,435,567)		170,438,845

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
Preferred Stock — 0.42%
2,899	Inverness Medical Innovations, Inc.*	$766,786

Total Preferred Stock (Cost $488,120)		766,786

Exchange Traded Funds — 3.27%
134,700	iShares Russell Microcap Index Fund	5,782,671
13,400	PowerShares Zacks Micro Cap Portfolio	143,916

Total Exchange Traded Funds (Cost $5,906,716)		5,926,587

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)	$0
1,578	Trenwick America Corp.*(a)(b)	0

Total Corporate Bonds (Cost $0)		0

Shares
Investment Company — 2.35%
4,249,398	JPMorgan Prime Money Market Fund	4,249,398

Total Investment Company (Cost $4,249,398)		4,249,398

Total Investments (Cost $212,079,801)(c) — 100.13%		$181,381,616

Liabilities in excess of other assets — (0.13)%		(233,262)

NET ASSETS — 100.00%		$181,148,354

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2010 (Unaudited)

Shares		Value
Common Stocks — 96.10%
Consumer Discretionary — 9.75%
600	American Eagle Outfitters, Inc.	$11,112
1,050	Dress Barn, Inc.*	27,468
730	Kohl’s Corp.*	39,989
3,280	Service Corp. International	30,110
860	True Religion Apparel, Inc.*	26,110
300	VF Corp.	24,045

		158,834

Consumer Staples — 1.72%
540	BJ’s Wholesale Club, Inc.*	19,974
890	Sally Beauty Holdings, Inc.*	7,939

		27,913

Energy — 7.91%
400	Berry Petroleum Co., Class A	11,264
330	Cameron International Corp.*	14,144
850	Dresser-Rand Group, Inc.*	26,707
960	Forest Oil Corp.*	24,787
1,750	Key Energy Services, Inc.*	16,713
250	Peabody Energy Corp.	11,425
310	Ultra Petroleum Corp.*	14,455
350	World Fuel Services Corp.	9,324

		128,819

Financials — 18.88%
570	Ameriprise Financial, Inc.	25,855
160	Apollo Investment Corp.	2,037
100	Arch Capital Group Ltd.*	7,625
2,140	Ares Capital Corp.	31,758
380	Delphi Financial Group, Inc., Class A	9,561
2,557	First Horizon National Corp.*	35,922
870	HCC Insurance Holdings, Inc.	24,012
4,030	KKR Financial Holdings LLC REIT	33,086
2,200	MFA Financial Inc., REIT	16,192
780	New York Community Bancorp, Inc.	12,901
1,310	People’s United Financial, Inc.	20,488
350	Principal Financial Group, Inc.	10,223
520	ProAssurance Corp.*	30,441
690	Reinsurance Group of America, Inc.	36,239
430	WR Berkley Corp.	11,219

		307,559

Health Care — 7.65%
580	Amedisys, Inc.*	32,028
850	AmerisourceBergen Corp.	24,582
320	DaVita, Inc.*	20,288
420	Forest Laboratories, Inc.*	13,171

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
990	Omnicare, Inc.	$28,007
1,150	Tenet Healthcare Corp.*	6,578

		124,654

Industrials — 14.02%
270	Actuant Corp., Class A	5,278
610	Fluor Corp.	28,371
600	FTI Consulting, Inc.*	23,592
740	Gardner Denver, Inc.	32,590
290	Harsco Corp.	9,263
360	JB Hunt Transport Services, Inc.	12,917
200	Kaydon Corp.	7,520
150	Manpower, Inc.	8,568
550	Navistar International Corp.*	24,601
400	Old Dominion Freight Line, Inc.*	13,356
1,150	Republic Services, Inc.	33,373
90	SPX Corp.	5,969
140	Teledyne Technologies, Inc.*	5,778
350	Terex Corp.*	7,948
400	Werner Enterprises, Inc.	9,268

		228,392

Information Technology — 15.28%
810	CACI International, Inc., Class A*	39,569
440	CommScope, Inc.*	12,329
1,180	Comtech Telecommunications Corp.*	37,748
2,280	Fairchild Semiconductor International, Inc.*	24,282
1,470	Harris Corp.	69,810
1,170	InterDigital, Inc.*	32,596
2,090	Skyworks Solutions, Inc.*	32,604

		248,938

Materials — 17.44%
220	Air Products & Chemicals, Inc.	16,269
530	Celanese Corp., Class A	16,880
2,310	Crown Holdings, Inc.*	62,278
184	Cytec Industries, Inc.	8,600
590	FMC Corp.	35,719
750	International Paper Co.	18,458
1,030	Owens-Illinois, Inc.*	36,606
2,370	Pactiv Corp.*	59,677
370	Reliance Steel & Aluminum Co.	18,215
250	Rock-Tenn Co., Class A	11,392

		284,094

Utilities — 3.45%
680	EQT Corp.	27,880
810	NRG Energy, Inc.*	16,929

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2010 (Unaudited)

Shares		Value
360	Unisource Energy Corp.	$11,318

		56,127

Total Common Stocks (Cost $1,478,071)		1,565,330

Investment Company — 1.74%
28,354	JPMorgan Prime Money Market Fund	28,354

Total Investment Company (Cost $28,354)		28,354

Total Investments (Cost $1,506,425)(a) — 97.84%		$1,593,684

Other assets in excess of liabilities — 2.16%		35,244

NET ASSETS — 100.00%		$1,628,928

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2010 (Unaudited)

	RBC Mid Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $52,613,923, $133,321,118, $37,626,483, $212,079,801 and $1,506,425, respectively)	$60,906,964	$145,139,597	$49,207,675	$181,381,616	$1,593,684
Interest and dividends receivable	14,430	64,172	13,517	136,069	798
Receivable from advisor	—	—	—	—	17,235
Receivable for capital shares issued	115,015	4,587	2,761	54,098	—
Receivable for investments sold	—	58,988	58,371	—	23,550
Prepaid expenses	52,850	48,101	45,558	42,679	52,250

Total Assets	61,089,259	145,315,445	49,327,882	181,614,462	1,687,517

Liabilities:
Payable for capital shares redeemed	4,477	46,678	665	246,001	—
Payable for investments purchased	347,457	192,552	369,392	—	9,763
Accrued expenses and other payables:
Investment advisory fees	13,264	73,905	25,266	99,866	—
Administration fees	3,808	9,223	3,072	11,182	102
Audit fees	12,521	12,499	12,409	12,584	10,280
Trustees’ fees	211	393	55	542	150
Distribution fees	12,355	3,337	756	7,434	—
Shareholder reports	5,249	10,490	2,977	14,928	—
Transfer agent fees	35,187	40,207	9,800	66,336	38,294
Other	344	2,099	1,566	7,235	—

Total Liabilities	434,873	391,383	425,958	466,108	58,589

Net Assets	$60,654,386	$144,924,062	$48,901,924	$181,148,354	$1,628,928

Net Assets Consist Of:
Capital	$59,828,569	$163,432,135	$42,556,436	$234,169,398	$1,515,000
Undistributed net investment income (loss)	(207,378)	(57,953)	(60,800)	104,630	151
Accumulated net realized gains (losses) from investment transactions	(7,259,846)	(30,268,599)	(5,174,905)	(22,427,489)	26,518
Net unrealized appreciation (depreciation) on investments	8,293,041	11,818,479	11,581,193	(30,698,185)	87,259

Net Assets	$60,654,386	$144,924,062	$48,901,924	$181,148,354	$1,628,928

Net Assets:
Class A	$21,667,762	$2,749,547	$502,375	$7,749,887	N/A
Class I	37,140,002	26,113,583	N/A	N/A	$1,628,928
Class C	62,225	662,723	160,800	1,040,607	N/A
Class R	22,439	41,459	38,871	434,233	N/A
Class S	1,761,958	115,356,750	48,199,878	171,923,627	N/A

Total	$60,654,386	$144,924,062	$48,901,924	$181,148,354	$1,628,928

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC Mid Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund		RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,132,790	193,327	25,813		522,494	N/A
Class I	3,501,796	1,808,062	N/A		N/A	151,438
Class C	6,432	49,510	8,737		73,197	N/A
Class R	2,244	2,973	2,027		29,535	N/A
Class S	166,086	7,990,906	2,429,002		11,583,668	N/A

Total	5,809,348	10,044,778	2,465,579		12,208,894	151,438

Net Asset Values and Redemption Prices per Share:
Class A(a)	$10.16	$14.22	$19.46		$14.83	N/A

Class I	$10.61	$14.44	N/A		N/A	$10.76

Class C(b)	$9.67	$13.39	$18.41	(c)	$14.22	N/A

Class R	$10.00	$13.95	$19.18		$14.70	N/A

Class S	$10.61	$14.44	$19.84		$14.84	N/A

Maximum Offering Price Per Share:
Class A	$10.78	$15.09	$20.65		$15.73	$10.76

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%		5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.
(b)	For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected in the net asset value and the redemption price per share.
(c)	Net asset value is calculated using unrounded net assets of $160,800.21 divided by the unrounded shares outstanding of 8,736.755.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2010 (Unaudited)

	RBC Mid Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund(a)
Investment Income:
Dividend income	$147,932	$704,844	$222,253	$1,123,725	$3,604
Foreign tax withholding	—	—	(47)	—	—

Total Investment Income	147,932	704,844	222,206	1,123,725	3,604

Expenses:
Investment advisory fees	210,021	704,356	269,534	741,244	2,686
Distribution fees - Class A	24,871	3,737	727	9,631	—
Distribution fees - Class C	355	3,488	912	5,258	—
Distribution fees - Class R	51	97	77	594	—
Accounting fees	13,965	15,963	13,547	16,583	6,207
Administration fees	22,502	52,464	16,228	61,770	288
Audit fees	10,769	10,977	10,733	11,067	10,280
Custodian fees	2,042	3,099	2,006	1,952	764
Insurance fees	2,974	2,974	2,974	2,974	—
Legal fees	3,998	2,178	556	4,860	5,660
Registration and filing fees	34,426	38,187	33,437	31,234	2,699
Shareholder reports	5,613	13,932	4,525	16,100	1,867
Transfer agent fees	126,772	183,989	60,269	224,251	38,304
Trustees’ fees	590	1,300	349	1,587	156
Other fees	4,482	5,373	4,553	13,319	972

Total expenses before fee waiver/reimbursement	463,431	1,042,114	420,427	1,142,424	69,883
Expenses waived/reimbursed by:
Adviser	(108,121)	(279,317)	(137,421)	(245,685)	(66,430)

Net Expenses	355,310	762,797	283,006	896,739	3,453

Net Investment Income (Loss)	(207,378)	(57,953)	(60,800)	226,986	151

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	8,030,235	(11,775,191)	(208,056)	2,452,201	26,518
Net change in unrealized appreciation/depreciation on investments	(136,918)	20,520,344	6,195,392	17,493,445	87,259

Net realized/unrealized gains from investments	7,893,317	8,745,153	5,987,336	19,945,646	113,777

Change in net assets resulting from operations	$7,685,939	$8,687,200	$5,926,536	$20,172,632	$113,928

(a)	For the period from December 31, 2009 (commencement of operations) to March 31, 2010.

See notes to the financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Mid Cap Growth Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(207,378)	$(182,103)
Net realized gains (losses) from investment transactions	8,030,235	(15,263,614)
Net change in unrealized appreciation/depreciation on investments	(136,918)	3,937,456

Change in net assets resulting from operations	7,685,939	(11,508,261)

Distributions to Class A Shareholders:
From net realized gains	—	(203,081)

Distributions to Class I Shareholders:
From net realized gains	—	(480,353)

Distributions to Class C Shareholders:
From net realized gains	—	(1,093)

Distributions to Class R Shareholders:
From net realized gains	—	(77)

Distributions to Class S Shareholders:
From net realized gains	—	(11,879)

Change in net assets resulting from shareholder distributions	—	(696,483)

Capital Transactions:
Proceeds from shares issued	2,969,273	12,364,104
Distributions reinvested	—	693,108
Cost of shares redeemed	(11,136,753)	(27,830,725)

Change in net assets resulting from capital transactions	(8,167,480)	(14,773,513)

Net decrease in net assets	(481,541)	(26,978,257)
Net Assets:
Beginning of period	61,135,927	88,114,184

End of period	$60,654,386	$61,135,927

Undistributed net investment loss	$(207,378)	$—

Share Transactions:
Issued	301,079	1,594,665
Reinvested	—	98,610
Redeemed	(1,174,869)	(3,436,006)

Change in shares resulting from capital transactions	(873,790)	(1,742,731)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(57,953)	$84,024
Net realized losses from investment transactions	(11,775,191)	(18,529,991)
Net change in unrealized appreciation/depreciation on investments	20,520,344	(6,733,915)

Change in net assets resulting from operations	8,687,200	(25,179,882)

Distributions to Class A Shareholders:
From net realized gains	—	(495,155)

Distributions to Class I Shareholders:
From net realized gains	—	(2,634,071)

Distributions to Class C Shareholders:
From net realized gains	—	(107,763)

Distributions to Class R Shareholders:
From net realized gains	—	(3,157)

Distributions to Class S Shareholders:
From net realized gains	—	(14,038,037)

Change in net assets resulting from shareholder distributions	—	(17,278,183)

Capital Transactions:
Proceeds from shares issued	1,411,193	6,901,058
Distributions reinvested	—	16,492,996
Cost of shares redeemed	(11,866,223)	(31,818,174)

Change in net assets resulting from capital transactions	(10,455,030)	(8,424,120)

Net decrease in net assets	(1,767,830)	(50,882,185)

Net Assets:
Beginning of period	146,691,892	197,574,077

End of period	$144,924,062	$146,691,892

Undistributed net investment loss	$(57,953)	$—

Share Transactions:
Issued	104,407	601,047
Reinvested	—	1,609,996
Redeemed	(884,823)	(2,933,405)

Change in shares resulting from capital transactions	(780,416)	(722,362)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(60,800)	$10,473
Net realized losses from investment transactions	(208,056)	(4,927,057)
Net change in unrealized appreciation/depreciation on investments	6,195,392	1,249,455

Change in net assets resulting from operations	5,926,536	(3,667,129)

Distributions to Class A Shareholders:
From net realized gains	—	(74,015)

Distributions to Class I Shareholders:
From net realized gains	—	(7,995)

Distributions to Class C Shareholders:
From net realized gains	—	(36,301)

Distributions to Class R Shareholders:
From net realized gains	—	(1,085)

Distributions to Class S Shareholders:
From net realized gains	—	(4,126,465)

Change in net assets resulting from shareholder distributions	—	(4,245,861)

Capital Transactions:
Proceeds from shares issued	4,537,020	2,327,325
Distributions reinvested	—	4,099,727
Cost of shares redeemed	(2,746,470)	(4,760,895)

Change in net assets resulting from capital transactions	1,790,550	1,666,157

Net increase (decrease) in net assets	7,717,086	(6,246,833)
Net Assets:
Beginning of period	41,184,838	47,431,671

End of period	$48,901,924	$41,184,838

Undistributed net investment loss	$(60,800)	$—

Share Transactions:
Issued	242,636	188,844
Reinvested	—	319,064
Redeemed	(152,178)	(335,315)

Change in shares resulting from capital transactions	90,458	172,593

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$226,986	$1,219,652
Net realized gains (losses) from investment transactions	2,452,201	(25,066,826)
Net change in unrealized appreciation/depreciation on investments	17,493,445	(21,689,800)

Change in net assets resulting from operations	20,172,632	(45,536,974)

Distributions to Class A Shareholders:
From net investment income	(11,456)	(28,683)
From net realized gains	—	(856,790)
Distributions to Class C Shareholders:
From net realized gains	—	(100,150)
Distributions to Class R Shareholders:
From net investment income	—	(643)
From net realized gains	—	(34,563)
Distributions to Class S Shareholders:
From net investment income	(675,364)	(1,244,104)
From net realized gains	—	(12,830,897)

Change in net assets resulting from shareholder distributions	(686,820)	(15,095,830)

Capital Transactions:
Proceeds from shares issued	18,070,827	63,361,145
Distributions reinvested	655,145	14,287,787
Cost of shares redeemed	(29,097,455)	(127,965,205)

Change in net assets resulting from capital transactions	(10,371,483)	(50,316,273)

Net increase (decrease) in net assets	9,114,329	(110,949,077)

Net Assets:
Beginning of period	172,034,025	282,983,102

End of period	$181,148,354	$172,034,025

Undistributed net investment income	$104,630	$564,464

Share Transactions:
Issued	1,274,451	6,040,956
Reinvested	49,595	1,445,020
Redeemed	(2,166,720)	(11,627,188)

Change in shares resulting from capital transactions	(842,674)	(4,141,212)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC Mid Cap Value Fund
For the Period Ended March 31, 2010(a)
(Unaudited)
From Investment Activities:
Operations:
Net investment income	$151
Net realized gains from investment transactions	26,518
Net change in unrealized appreciation/depreciation on investments	87,259

Change in net assets resulting from operations	113,928

Capital Transactions:
Proceeds from shares issued	1,515,000

Change in net assets resulting from capital transactions	1,515,000

Net increase in net assets	1,628,928
Net Assets:
Beginning of period	—

End of period	$1,628,928

Undistributed net investment income	$151

Share Transactions:
Issued	151,438

Change in shares resulting from capital transactions	151,438

(a)	For the period from December 31, 2009 (commencement of operations) to March 31, 2010.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Growth Fund

(Selected data for a share outstanding throughout the years indicated)

	Net Asset Value, Beginning of Period	Investment Activities						Distributions		Net Asset Value, End of Period
		Net Investment Loss		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions
Class A
Six Months Ended March 31, 2010 (Unaudited)	$8.89	(0.04	)(a)	1.31	(b	)	1.27	—	—	$10.16
Year Ended September 30, 2009	10.18	(0.04	)(a)	(1.17)	(b	)	(1.21)	(0.08)	(0.08)	8.89
Year Ended September 30, 2008	13.90	(0.09	)(a)	(2.52)	(b	)	(2.61)	(1.11)	(1.11)	10.18
Year Ended September 30, 2007	12.47	(0.10	)(a)	1.88	(b	)	1.78	(0.35)	(0.35)	13.90
Year Ended September 30, 2006	11.71	(0.08	)(a)	1.07	(b	)	0.99	(0.23)	(0.23)	12.47
Year Ended September 30, 2005	11.57	(0.14)		1.86	(b	)	1.72	(1.58)	(1.58)	11.71
Class I
Six Months Ended March 31, 2010 (Unaudited)	$9.27	(0.03	)(a)	1.37	(b	)	1.34	—	—	$10.61
Year Ended September 30, 2009	10.58	(0.02	)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.27
Year Ended September 30, 2008	14.36	(0.06	)(a)	(2.61)	(b	)	(2.67)	(1.11)	(1.11)	10.58
Year Ended September 30, 2007	12.85	(0.07	)(a)	1.93	(b	)	1.86	(0.35)	(0.35)	14.36
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.10	(b	)	1.05	(0.23)	(0.23)	12.85
Year Ended September 30, 2005	11.81	(0.04)		1.84	(b	)	1.80	(1.58)	(1.58)	12.03
Class C
Six Months Ended March 31, 2010 (Unaudited)	$8.50	(0.07	)(a)	1.24	(b	)	1.17	—	—	$9.67
Year Ended September 30, 2009	9.81	(0.09	)(a)	(1.14)	(b	)	(1.23)	(0.08)	(0.08)	8.50
Year Ended September 30, 2008	13.53	(0.18	)(a)	(2.43)	(b	)	(2.61)	(1.11)	(1.11)	9.81
Year Ended September 30, 2007	12.24	(0.19	)(a)	1.83	(b	)	1.64	(0.35)	(0.35)	13.53
Year Ended September 30, 2006	11.59	(0.17	)(a)	1.05	(b	)	0.88	(0.23)	(0.23)	12.24
Year Ended September 30, 2005	11.53	(0.11)		1.75	(b	)	1.64	(1.58)	(1.58)	11.59
Class R
Six Months Ended March 31, 2010 (Unaudited)	$8.76	(0.05	)(a)	1.29	(b	)	1.24	—	—	$10.00
Year Ended September 30, 2009	10.05	(0.06	)(a)	(1.15)	(b	)	(1.21)	(0.08)	(0.08)	8.76
Year Ended September 30, 2008	13.77	(0.12	)(a)	(2.49)	(b	)	(2.61)	(1.11)	(1.11)	10.05
Year Ended September 30, 2007	12.39	(0.13	)(a)	1.86	(b	)	1.73	(0.35)	(0.35)	13.77
Year Ended September 30, 2006	11.67	(0.12	)(a)	1.07	(b	)	0.95	(0.23)	(0.23)	12.39
Year Ended September 30, 2005	11.55	(0.30)		2.00	(b	)	1.70	(1.58)	(1.58)	11.67
Class S
Six Months Ended March 31, 2010 (Unaudited)	$9.28	(0.03	)(a)	1.36	(b	)	1.33	—	—	$10.61
Year Ended September 30, 2009	10.59	(0.02	)(a)	(1.21)	(b	)	(1.23)	(0.08)	(0.08)	9.28
Year Ended September 30, 2008	14.38	(0.06	)(a)	(2.62)	(b	)	(2.68)	(1.11)	(1.11)	10.59
Year Ended September 30, 2007	12.86	(0.07	)(a)	1.94	(b	)	1.87	(0.35)	(0.35)	14.38
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.11	(b	)	1.06	(0.23)	(0.23)	12.86
Year Ended September 30, 2005	11.81	(0.02)		1.82	(b	)	1.80	(1.58)	(1.58)	12.03

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL STATEMENTS

RBC Mid Cap Growth Fund (cont.)

(Selected data for a share outstanding throughout the years indicated)

	Total Return*		Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2010 (Unaudited)	14.29	%(c)	$21,668	1.35	%(d)	(0.85	%)(d)	1.71	%(d)	84%
Year Ended September 30, 2009	(11.61%)		19,421	1.35%		(0.47%)		1.88%		62%
Year Ended September 30, 2008	(20.14%)		25,483	1.32%		(0.74%)		1.68%		46%
Year Ended September 30, 2007	14.52%		33,887	1.35%		(0.78%)		1.72%		31%
Year Ended September 30, 2006	8.52%		43,803	1.35%		(0.66%)		1.73%		23%
Year Ended September 30, 2005	15.62%		45,359	1.32%		(0.80%)		1.75%		22%
Class I
Six Months Ended March 31, 2010 (Unaudited)	14.46	%(c)	$37,140	1.10	%(d)	(0.61	%)(d)	1.46	%(d)	84%
Year Ended September 30, 2009	(11.36%)		40,098	1.10%		(0.21%)		1.38%		62%
Year Ended September 30, 2008	(19.95%)		60,998	1.07%		(0.48%)		1.19%		46%
Year Ended September 30, 2007	14.89%		75,721	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	8.71%		72,866	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	16.02%		62,652	1.07%		(0.54%)		1.25%		22%
Class C
Six Months Ended March 31, 2010 (Unaudited)	13.77	%(c)	$62	2.09	%(d)	(1.61	%)(d)	2.45	%(d)	84%
Year Ended September 30, 2009	(12.26%)		98	2.10%		(1.21%)		2.38%		62%
Year Ended September 30, 2008	(20.72%)		129	2.07%		(1.52%)		2.16%		46%
Year Ended September 30, 2007	13.73%		1,265	2.10%		(1.52%)		2.23%		31%
Year Ended September 30, 2006	7.56%		2,054	2.10%		(1.40%)		2.22%		23%
Year Ended September 30, 2005	14.91%		370	2.09%		(1.53%)		2.28%		22%
Class R
Six Months Ended March 31, 2010 (Unaudited)	14.16	%(c)	$22	1.59	%(d)	(1.09	%)(d)	1.95	%(d)	84%
Year Ended September 30, 2009	(11.76%)		20	1.59%		(0.73%)		1.86%		62%
Year Ended September 30, 2008	(20.34%)		9	1.57%		(0.99%)		1.69%		46%
Year Ended September 30, 2007	14.30%		12	1.60%		(1.03%)		1.70%		31%
Year Ended September 30, 2006	8.12%		10	1.60%		(0.95%)		1.73%		23%
Year Ended September 30, 2005	15.47%		32	1.57%		(1.04%)		1.76%		22%
Class S
Six Months Ended March 31, 2010 (Unaudited)	14.33	%(c)	$1,762	1.10	%(d)	(0.60	%)(d)	1.47	%(d)	84%
Year Ended September 30, 2009	(11.35%)		1,501	1.10%		(0.22%)		1.38%		62%
Year Ended September 30, 2008	(19.94%)		1,495	1.06%		(0.49%)		1.18%		46%
Year Ended September 30, 2007	14.88%		1,878	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	8.79%		1,870	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	16.02%		1,515	1.08%		(0.52%)		1.27%		22%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the years indicated)

	Net Asset Value, Beginning of Period	Investment Activities						Distributions			Net Asset Value, End of Period
		Net Investment Income/(Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Six Months Ended March 31, 2010 (Unaudited)	$13.37	(0.02	)(a)	0.87	(b	)	0.85	—	—	—	$14.22
Year Ended September 30, 2009	16.95	(0.02	)(a)	(1.98)	(b	)	(2.00)	—	(1.58)	(1.58)	13.37
Year Ended September 30, 2008	25.86	(0.08	)(a)	(5.31)	(b	)	(5.39)	(0.02)	(3.50)	(3.52)	16.95
Year Ended September 30, 2007	25.12	0.03	(a)	2.95	(b	)	2.98	—	(2.24)	(2.24)	25.86
Year Ended September 30, 2006	26.46	(0.04	)(a)	1.80	(b	)	1.76	—	(3.10)	(3.10)	25.12
Year Ended September 30, 2005	23.81	(0.06)		3.66	(b	)	3.60	—	(0.95)	(0.95)	26.46
Class I
Six Months Ended March 31, 2010 (Unaudited)	$13.57	(a	)(b)	0.87	(b	)	0.87	—	—	—	$14.44
Year Ended September 30, 2009	17.13	0.01	(a)	(1.99)	(b	)	(1.98)	—	(1.58)	(1.58)	13.57
Year Ended September 30, 2008	26.10	(0.04	)(a)	(5.34)	(b	)	(5.38)	(0.09)	(3.50)	(3.59)	17.13
Year Ended September 30, 2007	25.31	0.09	(a)	2.96	(b	)	3.05	(0.02)	(2.24)	(2.26)	26.10
Year Ended September 30, 2006	26.57	0.02	(a)	1.82	(b	)	1.84	—	(3.10)	(3.10)	25.31
Year Ended September 30, 2005	23.85	(0.02)		3.69	(b	)	3.67	—	(0.95)	(0.95)	26.57
Class C
Six Months Ended March 31, 2010 (Unaudited)	$12.64	(0.07	)(a)	0.82	(b	)	0.75	—	—	—	$13.39
Year Ended September 30, 2009	16.25	(0.10	)(a)	(1.93)	(b	)	(2.03)	—	(1.58)	(1.58)	12.64
Year Ended September 30, 2008	25.09	(0.22	)(a)	(5.12)	(b	)	(5.34)	—	(3.50)	(3.50)	16.25
Year Ended September 30, 2007	24.62	(0.16	)(a)	2.87	(b	)	2.71	—	(2.24)	(2.24)	25.09
Year Ended September 30, 2006	26.17	(0.21	)(a)	1.76	(b	)	1.55	—	(3.10)	(3.10)	24.62
Year Ended September 30, 2005	23.74	(0.15)		3.53	(b	)	3.38	—	(0.95)	(0.95)	26.17
Class R
Six Months Ended March 31, 2010 (Unaudited)	$13.13	(0.04	)(a)	0.86	(b	)	0.82	—	—	—	$13.95
Year Ended September 30, 2009	16.72	(0.06	)(a)	(1.95)	(b	)	(2.01)	—	(1.58)	(1.58)	13.13
Year Ended September 30, 2008	25.59	(0.13	)(a)	(5.24)	(b	)	(5.37)	—	(3.50)	(3.50)	16.72
Year Ended September 30, 2007	24.95	(0.04	)(a)	2.92	(b	)	2.88	—	(2.24)	(2.24)	25.59
Year Ended September 30, 2006	26.35	(0.11	)(a)	1.81	(b	)	1.70	—	(3.10)	(3.10)	24.95
Year Ended September 30, 2005	23.78	(0.12)		3.64	(b	)	3.52	—	(0.95)	(0.95)	26.35
Class S
Six Months Ended March 31, 2010 (Unaudited)	$13.56	(a	)(b)	0.88	(b	)	0.88	—	—	—	$14.44
Year Ended September 30, 2009	17.12	0.01	(a)	(1.99)	(b	)	(1.98)	—	(1.58)	(1.58)	13.56
Year Ended September 30, 2008	26.09	(0.04	)(a)	(5.34)	(b	)	(5.38)	(0.09)	(3.50)	(3.59)	17.12
Year Ended September 30, 2007	25.30	0.09	(a)	2.96	(b	)	3.05	(0.02)	(2.24)	(2.26)	26.09
Year Ended September 30, 2006	26.56	0.02	(a)	1.82	(b	)	1.84	—	(3.10)	(3.10)	25.30
Year Ended September 30, 2005	23.85	(0.02)		3.68	(b	)	3.66	—	(0.95)	(0.95)	26.56

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)

(Selected data for a share outstanding throughout the years indicated)

	Total Return*		Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2010 (Unaudited)	6.36	%(c)	$2,750	1.33	%(d)	(0.32	%)(d)	1.73	%(d)	11%
Year Ended September 30, 2009	(8.83%)		3,320	1.33%		(0.15%)		2.01%		20%
Year Ended September 30, 2008	(23.07%)		6,398	1.33%		(0.43%)		1.80%		23%
Year Ended September 30, 2007	12.40%		18,933	1.33%		0.09%		1.80%		22%
Year Ended September 30, 2006	7.72%		17,586	1.33%		(1.17%)		1.77%		27%
Year Ended September 30, 2005	15.34%		12,856	1.33%		(0.29%)		1.88%		33%
Class I
Six Months Ended March 31, 2010 (Unaudited)	6.41	%(c)	$26,114	1.08	%(d)	(0.07	%)(d)	1.48	%(d)	11%
Year Ended September 30, 2009	(8.60%)		25,543	1.08%		0.06%		1.50%		20%
Year Ended September 30, 2008	(22.82%)		29,388	1.08%		(0.19%)		1.31%		23%
Year Ended September 30, 2007	12.62%		43,096	1.08%		0.35%		1.30%		22%
Year Ended September 30, 2006	8.02%		34,478	1.08%		0.08%		1.27%		27%
Year Ended September 30, 2005	15.61%		29,554	1.08%		(0.08%)		1.36%		33%
Class C
Six Months Ended March 31, 2010 (Unaudited)	5.93	%(c)	$663	2.08	%(d)	(1.08	%)(d)	2.48	%(d)	11%
Year Ended September 30, 2009	(9.47%)		778	2.08%		(0.92%)		2.50%		20%
Year Ended September 30, 2008	(23.61%)		1,269	2.08%		(1.19%)		2.30%		23%
Year Ended September 30, 2007	11.50%		2,356	2.08%		(0.66%)		2.30%		22%
Year Ended September 30, 2006	6.93%		2,366	2.08%		(0.86%)		2.26%		27%
Year Ended September 30, 2005	14.43%		801	2.08%		(1.01%)		2.39%		33%
Class R
Six Months Ended March 31, 2010 (Unaudited)	6.25	%(c)	$41	1.57	%(d)	(0.57	%)(d)	1.97	%(d)	11%
Year Ended September 30, 2009	(9.04%)		42	1.57%		(0.51%)		1.98%		20%
Year Ended September 30, 2008	(23.23%)		41	1.57%		(0.70%)		1.81%		23%
Year Ended September 30, 2007	12.06%		53	1.58%		(0.18%)		1.80%		22%
Year Ended September 30, 2006	7.50%		52	1.58%		(0.44%)		1.77%		27%
Year Ended September 30, 2005	15.01%		59	1.58%		(0.54%)		1.88%		33%
Class S
Six Months Ended March 31, 2010 (Unaudited)	6.49	%(c)	$115,357	1.08	%(d)	(0.07	%)(d)	1.48	%(d)	11%
Year Ended September 30, 2009	(8.60%)		117,009	1.08%		0.08%		1.51%		20%
Year Ended September 30, 2008	(22.83%)		160,478	1.08%		(0.19%)		1.31%		23%
Year Ended September 30, 2007	12.62%		281,867	1.08%		0.33%		1.30%		22%
Year Ended September 30, 2006	8.02%		304,960	1.08%		0.06%		1.27%		27%
Year Ended September 30, 2005	15.57%		327,641	1.08%		(0.08%)		1.36%		33%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the years indicated)

	Net Asset Value, Beginning of Period	Investment Activities						Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Six Months Ended March 31, 2010 (Unaudited)	$17.04	(0.05	)(a)	2.47	(b	)	2.42	—	—	—	$19.46
Year Ended September 30, 2009	21.27	(0.03	)(a)	(2.17)	(b	)	(2.20)	—	(2.03)	(2.03)	17.04
Year Ended September 30, 2008	31.72	(0.17	)(a)	(4.79)	(b	)	(4.96)	—	(5.49)	(5.49)	21.27
Year Ended September 30, 2007	31.74	0.16	(a)	3.34	(b	)	3.50	(0.11)	(3.41)	(3.52)	31.72
Year Ended September 30, 2006	32.96	(0.15	)(a)	4.03	(b	)	3.88	—	(5.10)	(5.10)	31.74
Year Ended September 30, 2005	32.59	(0.24)		3.10	(b	)	2.86	—	(2.49)	(2.49)	32.96
Class C
Six Months Ended March 31, 2010 (Unaudited)	$16.18	(0.11	)(a)	2.34	(b	)	2.23	—	—	—	$18.41
Year Ended September 30, 2009	20.47	(0.13	)(a)	(2.13)	(b	)	(2.26)	—	(2.03)	(2.03)	16.18
Year Ended September 30, 2008	30.86	(0.34	)(a)	(4.56)	(b	)	(4.90)	—	(5.49)	(5.49)	20.47
Year Ended September 30, 2007	31.08	(0.12	)(a)	3.31	(b	)	3.19	—	(3.41)	(3.41)	30.86
Year Ended September 30, 2006	32.59	(0.38	)(a)	3.97	(b	)	3.59	—	(5.10)	(5.10)	31.08
Year Ended September 30, 2005	32.47	(0.24)		2.85	(b	)	2.61	—	(2.49)	(2.49)	32.59
Class R
Six Months Ended March 31, 2010 (Unaudited)	$16.81	(0.07	)(a)	2.44	(b	)	2.37	—	—	—	$19.18
Year Ended September 30, 2009	21.06	(0.08	)(a)	(2.14)	(b	)	(2.22)	—	(2.03)	(2.03)	16.81
Year Ended September 30, 2008	31.44	(0.23	)(a)	(4.66)	(b	)	(4.89)	—	(5.49)	(5.49)	21.06
Year Ended September 30, 2007	31.50	0.07	(a)	3.32	(b	)	3.39	(0.04)	(3.41)	(3.45)	31.44
Year Ended September 30, 2006	32.81	(0.23	)(a)	4.02	(b	)	3.79	—	(5.10)	(5.10)	31.50
Year Ended September 30, 2005	32.54	(0.28)		3.04	(b	)	2.76	—	(2.49)	(2.49)	32.81
Class S
Six Months Ended March 31, 2010 (Unaudited)	$17.35	(0.02	)(a)	2.51	(b	)	2.49	—	—	—	$19.84
Year Ended September 30, 2009	21.55	0.01	(a)	(2.18)	(b	)	(2.17)	—	(2.03)	(2.03)	17.35
Year Ended September 30, 2008	31.94	(0.11	)(a)	(4.75)	(b	)	(4.86)	(0.04)	(5.49)	(5.53)	21.55
Year Ended September 30, 2007	31.95	0.23	(a)	3.36	(b	)	3.59	(0.19)	(3.41)	(3.60)	31.94
Year Ended September 30, 2006	33.06	(0.07	)(a)	4.06	(b	)	3.99	—	(5.10)	(5.10)	31.95
Year Ended September 30, 2005	32.62	(0.19)		3.12	(b	)	2.93	—	(2.49)	(2.49)	33.06

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)

(Selected data for a share outstanding throughout the years indicated)

	Total Return*		Ratios/Supplemental Data							Portfolio Turnover Rate***
			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**
Class A
Six Months Ended March 31, 2010 (Unaudited)	14.20	%(c)	$502	1.54	%(d)	(0.54	%)(d)	2.18	%(d)	14%
Year Ended September 30, 2009	(7.07%)		656	1.55%		(0.20%)		2.65%		47%
Year Ended September 30, 2008	(17.15%)		1,046	1.54%		(0.71%)		2.27%		47%
Year Ended September 30, 2007	11.86%		1,401	1.55%		0.49%		2.13%		44%
Year Ended September 30, 2006	13.85%		2,382	1.55%		(0.49%)		2.15%		35%
Year Ended September 30, 2005	8.67%		2,793	1.55%		(0.77%)		2.13%		33%
Class C
Six Months Ended March 31, 2010 (Unaudited)	13.78	%(c)	$161	2.28	%(d)	(1.32	%)(d)	2.91	%(d)	14%
Year Ended September 30, 2009	(7.70%)		297	2.30%		(0.96%)		3.16%		47%
Year Ended September 30, 2008	(17.52%)		384	2.29%		(1.47%)		2.76%		47%
Year Ended September 30, 2007	11.01%		570	2.30%		(0.41%)		2.62%		44%
Year Ended September 30, 2006	13.01%		366	2.30%		(1.24%)		2.65%		35%
Year Ended September 30, 2005	7.89%		473	2.30%		(1.47%)		2.64%		33%
Class R
Six Months Ended March 31, 2010 (Unaudited)	14.10	%(c)	$39	1.80	%(d)	(0.77	%)(d)	2.43	%(d)	14%
Year Ended September 30, 2009	(7.25%)		26	1.79%		(0.56%)		2.65%		47%
Year Ended September 30, 2008	(17.07%)		11	1.79%		(0.96%)		2.26%		47%
Year Ended September 30, 2007	11.52%		16	1.80%		0.21%		2.12%		44%
Year Ended September 30, 2006	13.61%		15	1.80%		(0.73%)		2.15%		35%
Year Ended September 30, 2005	8.36%		18	1.80%		(1.01%)		2.15%		33%
Class S
Six Months Ended March 31, 2010 (Unaudited)	14.35	%(c)	$48,200	1.30	%(d)	(0.27	%)(d)	1.94	%(d)	14%
Year Ended September 30, 2009	(6.81%)		40,205	1.30%		0.04%		2.16%		47%
Year Ended September 30, 2008	(16.68%)		45,905	1.29%		(0.46%)		1.76%		47%
Year Ended September 30, 2007	12.10%		65,771	1.30%		0.70%		1.62%		44%
Year Ended September 30, 2006	14.18%		64,750	1.30%		(0.22%)		1.65%		35%
Year Ended September 30, 2005	8.89%		68,071	1.30%		(0.53%)		1.63%		33%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the years indicated)

	Net Asset Value, Beginning of Period	Investment Activities						Distributions			Net Asset Value, End of Period
		Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class A
Six Months Ended March 31, 2010 (Unaudited)	$13.15	(a	)(b)	1.70	(b	)	1.70	(0.02)	—	(0.02)	$14.83
Year Ended September 30, 2009	16.38	0.05	(a)	(2.30)	(b	)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Year Ended September 30, 2008	22.34	0.05	(a)	(4.49)	(b	)	(4.44)	(0.02)	(1.50)	(1.52)	16.38
Year Ended September 30, 2007	22.17	0.03	(a)	1.68	(b	)	1.71	—	(1.54)	(1.54)	22.34
Year Ended September 30, 2006	21.52	0.00	(a)	2.53	(b	)	2.53	(0.04)	(1.84)	(1.88)	22.17
Year Ended September 30, 2005	18.83	0.07		3.57	(b	)	3.64	(0.15)	(0.80)	(0.95)	21.52
Class C
Six Months Ended March 31, 2010 (Unaudited)	$12.64	(0.04	)(a)	1.62	(b	)	1.58	—	—	—	$14.22
Year Ended September 30, 2009	15.86	(0.03	)(a)	(2.24)	(b	)	(2.27)	—	(0.95)	(0.95)	12.64
Year Ended September 30, 2008	21.82	(0.08	)(a)	(4.38)	(b	)	(4.46)	—	(1.50)	(1.50)	15.86
Year Ended September 30, 2007	21.84	(0.13	)(a)	1.65	(b	)	1.52	—	(1.54)	(1.54)	21.82
Year Ended September 30, 2006	21.33	(0.16	)(a)	2.51	(b	)	2.35	—	(1.84)	(1.84)	21.84
Year Ended September 30, 2005	18.77	(0.08)		3.54	(b	)	3.46	(0.10)	(0.80)	(0.90)	21.33
Class R
Six Months Ended March 31, 2010 (Unaudited)	$13.03	(0.03	)(a)	1.70	(b	)	1.67	—	—	—	$14.70
Year Ended September 30, 2009	16.26	0.04	(a)	(2.30)	(b	)	(2.26)	(0.02)	(0.95)	(0.97)	13.03
Year Ended September 30, 2008	22.21	0.01	(a)	(4.46)	(b	)	(4.45)	—	(1.50)	(1.50)	16.26
Year Ended September 30, 2007	22.11	(0.02	)(a)	1.66	(b	)	1.64	—	(1.54)	(1.54)	22.21
Year Ended September 30, 2006	21.47	(0.06	)(a)	2.54	(b	)	2.48	—	(1.84)	(1.84)	22.11
Year Ended September 30, 2005	18.81	(0.03)		3.60	(b	)	3.57	(0.11)	(0.80)	(0.91)	21.47
Class S
Six Months Ended March 31, 2010 (Unaudited)	$13.19	0.02	(a)	1.69	(b	)	1.71	(0.06)	—	(0.06)	$14.84
Year Ended September 30, 2009	16.47	0.08	(a)	(2.32)	(b	)	(2.24)	(0.09)	(0.95)	(1.04)	13.19
Year Ended September 30, 2008	22.47	0.10	(a)	(4.52)	(b	)	(4.42)	(0.08)	(1.50)	(1.58)	16.47
Year Ended September 30, 2007	22.27	0.09	(a)	1.68	(b	)	1.77	(0.03)	(1.54)	(1.57)	22.47
Year Ended September 30, 2006	21.59	0.05	(a)	2.55	(b	)	2.60	(0.08)	(1.84)	(1.92)	22.27
Year Ended September 30, 2005	18.86	0.04		3.65	(b	)	3.69	(0.16)	(0.80)	(0.96)	21.59

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)

(Selected data for a share outstanding throughout the years indicated)

	Total Return*		Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2010 (Unaudited)	12.95	%(c)	$7,750	1.32	%(d)	0.05	%(d)	1.62	%(d)	3%
Year Ended September 30, 2009	(11.74%)		8,358	1.32%		0.50%		1.87%		17%
Year Ended September 30, 2008	(20.74%)		19,641	1.31%		0.29%		1.74%		18%
Year Ended September 30, 2007	7.68%		43,004	1.32%		0.14%		1.78%		17%
Year Ended September 30, 2006	12.67%		29,186	1.33%		0.01%		1.74%		20%
Year Ended September 30, 2005	19.62%		10,328	1.33%		(0.04%)		1.73%		8%
Class C
Six Months Ended March 31, 2010 (Unaudited)	12.50	%(c)	$1,041	2.07	%(d)	(0.70	%)(d)	2.37	%(d)	3%
Year Ended September 30, 2009	(12.36%)		1,124	2.07%		(0.25%)		2.37%		17%
Year Ended September 30, 2008	(21.34%)		1,723	2.06%		(0.45%)		2.23%		18%
Year Ended September 30, 2007	6.89%		3,981	2.07%		(0.60%)		2.28%		17%
Year Ended September 30, 2006	11.86%		2,073	2.08%		(0.73%)		2.25%		20%
Year Ended September 30, 2005	18.72%		506	2.08%		(0.77%)		2.22%		8%
Class R
Six Months Ended March 31, 2010 (Unaudited)	12.82	%(c)	$434	1.58	%(d)	(0.42	%)(d)	1.88	%(d)	3%
Year Ended September 30, 2009	(11.95%)		87	1.56%		0.38%		1.88%		17%
Year Ended September 30, 2008	(20.93%)		578	1.57%		0.06%		1.77%		18%
Year Ended September 30, 2007	7.42%		532	1.57%		(0.08%)		1.78%		17%
Year Ended September 30, 2006	12.42%		164	1.59%		(0.27%)		1.73%		20%
Year Ended September 30, 2005	19.27%		143	1.57%		(0.27%)		1.72%		8%
Class S
Six Months Ended March 31, 2010 (Unaudited)	13.01	%(c)	$171,924	1.07	%(d)	0.29	%(d)	1.37	%(d)	3%
Year Ended September 30, 2009	(11.47%)		162,465	1.07%		0.76%		1.37%		17%
Year Ended September 30, 2008	(20.53%)		261,041	1.07%		0.56%		1.26%		18%
Year Ended September 30, 2007	7.95%		318,947	1.07%		0.39%		1.27%		17%
Year Ended September 30, 2006	12.97%		261,594	1.09%		0.24%		1.23%		20%
Year Ended September 30, 2005	19.89%		232,912	1.07%		0.23%		1.22%		8%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund

(Selected data for a share outstanding throughout the years indicated)

	Net Asset Value, Beginning of Period	Investment Activities						Distributions			Net Asset Value, End of Period
		Net Investment Income/(Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions
Class I
Period Ended March 31, 2010 (Unaudited)(a)	$10.00	(b	)(c)	0.76	(c	)	0.76	—	—	—	$10.76

(a)	For the period from December 31, 2009 (commencement of operations) to March 31, 2010.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)

(Selected data for a share outstanding throughout the years indicated)

	Total Return*		Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***

Class I
Period Ended March 31, 2010 (Unaudited)(a)	8.69	%(d)	$1,629	0.90	%(e)	0.04	%(e)	18.21	%(e)	73%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 31, 2009 (commencement of operations) to March 31, 2010.
(d)	Not annualized.
(e)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This semi-annual report includes the following five investment portfolios (“Funds”):

-	RBC Mid Cap Growth Fund (“Mid Cap Growth Fund”)

-	RBC Enterprise Fund (“Enterprise Fund”)

-	RBC Small Cap Core Fund (“Small Cap Core Fund”)

-	RBC Microcap Value Fund (“Microcap Value Fund”)

-	RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The Mid Cap Growth and Enterprise Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Small Cap Core and Microcap Value Funds offer four share classes: Class A, Class C, Class R and Class S shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) (formerly known as Voyageur Asset Management Inc.) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the valuation time. Valuation time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

Various input levels are used in determining the fair value of investments which are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2010 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Investments in Securities
Mid Cap Growth Fund	$60,906,964	(a)	$—		$—	$60,906,964
Enterprise Fund	145,139,597	(a)	—		—	145,139,597
Small Cap Core Fund	49,207,675	(a)	—		—	49,207,675
Microcap Value Fund	181,143,441	(a)	238,175	(b)	—	181,381,616
Mid Cap Value Fund	1,593,684	(a)	—		—	1,593,684

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Represents a security held in the consumer discretionary category of the Schedule of Portfolio Investments.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund (Common Stocks-Energy)
Balance as of 09/30/09 (value)	$—
Transfers in	34,510
Change in unrealized (depreciation) *	(34,510)

Balance as of 3/31/10 (value)	$—

*	Net change in unrealized appreciation/(depreciation) in level 3 securities still held at March 31, 2010.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by U.S. Bank N.A. the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at March 31, 2010.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
Mid Cap Growth Fund	All Net Assets	0.70%

Enterprise Fund	Up to $30 million	1.40%
	Over $30 million	0.90%

Small Cap Core Fund	Up to $30 million	1.40%
	Over $30 million	0.90%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each Fund and Class I shares of each Fund (except Small Cap Core Fund and Microcap Value Fund, which do not offer Class I shares) to the following levels. This expense limitation agreement is in place until January 31, 2011.

Annual Rate
Mid Cap Growth Fund	1.10%
Enterprise Fund	1.08%
Small Cap Core Fund	1.30%
Microcap Value Fund	1.07%
Mid Cap Value Fund	0.90%

Classes A, C, and R vary from these limits only by the addition of class-specific 12b-1 fees. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2010, the amounts subject to possible recoupment under the expense limitation agreement are $189,775, $517,119, $285,158, $419,623 and $66,430 for Mid Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund respectively.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

RBC GAM (US) serves as co-administrator to the Funds. PNC serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. PNC receives a fee for its services payable by the Funds based on the Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. PNC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors Inc. (through February 15, 2010), and Quasar Distributors LLC (effective February 16, 2010) (the “Distributor”) acts as the Funds’ distributor. Tamarack Distributors, Inc. was an affiliate of RBC GAM (US). Quasar Distributors LLC is unaffiliated. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A	Class C	Class R
12b-1 Plan Fee	0.25%	1.00%	0.50%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2010, Tamarack Distributors, Inc. received commissions of $557 from front-end sales charges of Class A shares of the Funds, of which $180 was paid to affiliated broker-dealers, and Quasar Distributors LLC received commissions of $327 from front-end sales charges of Class A shares of the Funds, of which $130 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributors.

Quasar Distributors LLC also received $12 from CDSC fees from Class C shares of the Funds. The Distributors received no CDSC fees from Class A shares of the Funds during the six months ended March 31, 2010.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2010 were as follows:

	Purchases	Sales
Mid Cap Growth Fund	$48,940,940	$58,389,508
Enterprise Fund	14,824,668	24,695,937
Small Cap Core Fund	7,554,817	5,607,979
Microcap Value Fund	5,623,251	16,315,015
Mid Cap Value Fund	2,272,137	820,507

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized on the following pages:

	Mid Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$475,687	$1,124,337	$61,001	$129,212
Distributions reinvested	—	200,982	—	447,890
Cost of shares redeemed	(925,229)	(3,925,430)	(795,298)	(2,033,733)

Change in Class A	$(449,542)	$(2,600,111)	$(734,297)	$(1,456,631)

Class I
Proceeds from shares issued	$2,444,853	$10,903,862	$1,046,968	$2,115,474
Distributions reinvested	—	479,097	—	2,634,071
Cost of shares redeemed	(10,161,496)	(23,718,249)	(2,039,578)	(3,145,900)

Change in Class I	$(7,716,643)	$(12,335,290)	$(992,610)	$1,603,645

Class C
Proceeds from shares issued	$—	$999	$2,467	$73,450
Distributions reinvested	—	1,093	—	104,090
Cost of shares redeemed	(44,116)	(15,169)	(151,475)	(393,832)

Change in Class C	$(44,116)	$(13,077)	$(149,008)	$(216,292)

Class R
Proceeds from shares issued	$85	$11,802	$434	$13,878
Distributions reinvested	—	77	—	694
Cost of shares redeemed	(1)	(3,271)	(2,981)	(10,625)

Change in Class R	$84	$8,608	$(2,547)	$3,947

Class S
Proceeds from shares issued	$48,647	$323,104	$300,323	$4,569,044
Distributions reinvested		11,859	—	13,306,251
Cost of shares redeemed	(5,910)	(168,606)	(8,876,891)	(26,234,084)

Change in Class S	$42,737	$166,357	$(8,576,568)	$(8,358,789)

Change in net assets resulting from capital transactions	$(8,167,480)	$(14,773,513)	$(10,455,030)	$(8,424,120)

SHARE TRANSACTIONS:
Class A
Issued	49,535	157,679	4,544	10,991
Reinvested	—	29,383	—	44,214
Redeemed	(100,370)	(507,416)	(59,472)	(184,327)

Change in Class A	(50,835)	(320,354)	(54,928)	(129,122)

Class I
Issued	246,619	1,396,055	77,530	193,198
Reinvested	—	67,384	—	256,732
Redeemed	(1,068,836)	(2,906,050)	(152,437)	(282,883)

Change in Class I	(822,217)	(1,442,611)	(74,907)	167,047

NOTES TO FINANCIAL STATEMENTS

	Mid Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)		(Unaudited)
(cont)
Class C
Issued	—	151	199	7,560
Reinvested	—	166	—	10,809
Redeemed	(5,044)	(1,965)	(12,256)	(34,862)

Change in Class C	(5,044)	(1,648)	(12,057)	(16,493)

Class R
Issued	9	1,757	34	1,576
Reinvested	—	11	—	70
Redeemed	—	(461)	(225)	(940)

Change in Class R	9	1,307	(191)	706

Class S
Issued	4,916	39,023	22,100	387,721
Reinvested		1,666	—	1,298,171
Redeemed	(619)	(20,114)	(660,433)	(2,430,392)

Change in Class S	4,297	20,575	(638,333)	(744,500)

Change in shares resulting from capital transactions	(873,790)	(1,742,731)	(780,416)	(722,362)

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,706	$90,664	$154,883	$905,750
Distributions reinvested	—	69,291	8,407	629,432
Cost of shares redeemed	(234,854)	(314,173)	(1,667,977)	(7,457,672)

Change in Class A	$(222,148)	$(154,218)	$(1,504,687)	$(5,922,490)

Class I
Proceeds from shares issued	$—	$12,932	$—	$—
Distributions reinvested	—	7,995	—	—
Cost of shares redeemed	—	(62,528)	—	—

Change in Class I	$—	$(41,601)	$—	$—

Class C
Proceeds from shares issued	$—	$18,057	$27,149	$61,996
Distributions reinvested	—	36,301	—	88,784
Cost of shares redeemed	(160,974)	(65,101)	(227,574)	(355,759)

Change in Class C	$(160,974)	$(10,743)	$(200,425)	$(204,979)

Class R
Proceeds from shares issued	$9,719	$12,880	$313,934	$136,538
Distributions reinvested	—	358	—	35,127
Cost of shares redeemed	(1,033)	(2,080)	(7,221)	(514,658)

Change in Class R	$8,686	$11,158	$306,713	$(342,993)

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)		(Unaudited)
(cont)
Class S
Proceeds from shares issued	$4,514,595	$2,192,792	$17,574,861	$62,256,861
Distributions reinvested	—	3,985,782	646,738	13,534,444
Cost of shares redeemed	(2,349,609)	(4,317,013)	(27,194,683)	(119,637,116)

Change in Class S	$2,164,986	$1,861,561	$(8,973,084)	$(43,845,811)

Change in net assets resulting from capital transactions	$1,790,550	$1,666,157	$(10,371,483)	$(50,316,273)

SHARE TRANSACTIONS:
Class A
Issued	732	6,602	11,664	86,004
Reinvested	—	5,473	636	63,644
Redeemed	(13,423)	(22,761)	(125,138)	(713,282)

Change in Class A	(12,691)	(10,686)	(112,838)	(563,634)

Class I
Issued	—	928	—	—
Reinvested	—	622	—	—
Redeemed	—	(5,497)	—	—

Change in Class I	—	(3,947)	—	—

Class C
Issued	—	1,421	2,023	5,751
Reinvested	—	3,005	—	9,297
Redeemed	(9,649)	(4,793)	(17,760)	(34,791)

Change in Class C	(9,649)	(367)	(15,737)	(19,743)

Class R
Issued	536	1,194	23,369	13,272
Reinvested	—	28	—	3,581
Redeemed	(62)	(205)	(539)	(45,703)

Change in Class R	474	1,017	22,830	(28,850)

Class S
Issued	241,369	178,699	1,237,396	5,935,929
Reinvested	—	309,936	48,958	1,368,498
Redeemed	(129,045)	(302,059)	(2,023,283)	(10,833,412)

Change in Class S	112,324	186,576	(736,929)	(3,528,985)

Change in shares resulting from capital transactions	90,458	172,593	(842,674)	(4,141,212)

NOTES TO FINANCIAL STATEMENTS

Mid Cap Value Fund
For the Period Ended March 31, 2010(a)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$1,515,000
Distributions reinvested	—
Cost of shares redeemed	—

Change in net assets resulting from capital transactions	$1,515,000

SHARE TRANSACTIONS:
Class I
Issued	151,438
Redeemed	—

Change in shares resulting from capital transactions	151,438

(a)	For the period from December 31, 2009 (commencement of operations) to March 31, 2010.

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) which have been adjusted to reflect wash sales for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid Cap Growth Fund	$53,101,433	$9,710,097	$(1,904,566)	$7,805,531
Enterprise Fund	134,491,429	34,782,296	(24,134,127)	10,648,169
Small Cap Core Fund	38,214,840	14,326,856	(3,334,020)	10,992,836
Microcap Value Fund	212,139,956	32,260,941	(63,019,281)	(30,758,340)
Mid Cap Value Fund	1,516,134	98,613	(21,063)	77,550

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2009 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Mid Cap Growth Fund	$—	$696,483	$696,483	$696,483
Enterprise Fund	—	17,278,183	17,278,183	17,278,183
Small Cap Core Fund	—	4,245,861	4,245,861	4,245,861
Microcap Value Fund	1,990,394	13,105,436	15,095,830	15,095,830

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2010.

As of September 30, 2009, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Mid Cap Growth Fund	$1,284,433	2017
Enterprise Fund	81,333	2017
Small Cap Core Fund	547,840	2017
Microcap Value Fund	1,092,919	2017

8. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Adviser. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the statement of changes in net assets.

During the six months ended March 31, 2010, the redemption fees collected by each Fund were as follows:

Redemption Fees
Mid Cap Growth Fund	$448
Enterprise Fund	12
Microcap Value Fund	83

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2010, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. Class A shares have a higher up-front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

Class R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

Class S

Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS, or through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the Mid Cap Growth, Enterprise and Mid Cap Value Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing RBC Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Mid Cap Growth Fund	Class A	$1,000.00	$1,142.90	$7.21	1.35%
	Class I	1,000.00	1,144.60	5.88	1.10%
	Class C	1,000.00	1,137.70	11.14	2.09%
	Class R	1,000.00	1,141.60	8.49	1.59%
	Class S	1,000.00	1,143.30	5.88	1.10%

Enterprise Fund	Class A	1,000.00	1,063.60	6.84	1.33%
	Class I	1,000.00	1,064.10	5.56	1.08%
	Class C	1,000.00	1,059.30	10.68	2.08%
	Class R	1,000.00	1,062.50	8.07	1.57%
	Class S	1,000.00	1,064.90	5.56	1.08%

Small Cap Core Fund	Class A	1,000.00	1,142.00	8.22	1.54%
	Class C	1,000.00	1,137.80	12.15	2.28%
	Class R	1,000.00	1,141.00	9.61	1.80%
	Class S	1,000.00	1,143.50	6.95	1.30%

Microcap Value Fund	Class A	1,000.00	1,129.50	7.01	1.32%
	Class C	1,000.00	1,125.00	10.97	2.07%
	Class R	1,000.00	1,128.20	8.38	1.58%
	Class S	1,000.00	1,130.10	5.68	1.07%

Mid Cap Value Fund**	Class I	1,000.00	1,076.00	2.33	0.90%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
**	For the period from December 31, 2009 (date of inception) to March 31, 2010

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Mid Cap Growth Fund	Class A	$1,000.00	$1,018.20	$6.79	1.35%
	Class I	1,000.00	1,019.45	5.54	1.10%
	Class C	1,000.00	1,014.51	10.50	2.09%
	Class R	1,000.00	1,017.00	8.00	1.59%
	Class S	1,000.00	1,019.45	5.54	1.10%

Enterprise Fund	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
	Class C	1,000.00	1,014.56	10.45	2.08%
	Class R	1,000.00	1,017.10	7.90	1.57%
	Class S	1,000.00	1,019.55	5.44	1.08%

Small Cap Core Fund	Class A	1,000.00	1,017.25	7.75	1.54%
	Class C	1,000.00	1,013.56	11.45	2.28%
	Class R	1,000.00	1,015.96	9.05	1.80%
	Class S	1,000.00	1,018.45	6.54	1.30%

Microcap Value Fund	Class A	1,000.00	1,018.35	6.64	1.32%
	Class C	1,000.00	1,014.61	10.40	2.07%
	Class R	1,000.00	1,017.05	7.95	1.58%
	Class S	1,000.00	1,019.60	5.39	1.07%

Mid Cap Value Fund**	Class I	1,000.00	1,010.22	2.26	0.90%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).
**	For the period from December 31, 2009 (date of inception) to March 31, 2010

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

Information for RBC Mid Cap Value Fund Shareholders Regarding Approval of Investment Advisory Agreement

In December, 2009, the Board of Trustees of RBC Funds Trust (the “Trust”) approved the investment advisory agreement (“Agreement”) between the Trust and the Advisor for the new RBC Mid Cap Value Fund for an initial period of one year.

As part of their consideration of the Agreement, the Trustees requested and considered information regarding the investment strategy of the Fund, the advisory services to be performed by the Advisor, the staffing, qualifications and experience of the personnel responsible for operating and managing the Fund, and the Fund’s fees and expenses. The Trustees met with representatives from the Advisor’s senior management team to discuss the new Fund, and also met with senior investment professionals, to discuss the information and the Advisor’s proposed management of the Fund. The Trustees also reviewed information regarding the portfolio managers’ historical management of other investment advisory clients accounts in a substantially similar investment strategy as compared to the performance of applicable benchmarks. The Trustees considered information regarding other benefits the Advisor and its affiliates derived from its relationship with the Fund. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

In considering the quality of the services to be performed for the Fund by the Advisor, the Trustees discussed the research capabilities and fundamental analysis to be performed for the Fund, and recognized the expertise and experience of the portfolio management team that would manage the Fund. The Trustees were also satisfied with the capabilities of the Advisor’s staff, its compliance structure and systems and financial strength. Finally, the Trustees considered the manner in which the Fund will fit within the fund group’s other fund offerings and the strategic initiatives of the fund group.

With regard to the Fund’s advisory fee and expenses, the Trustees compared the advisory fee to be payable to the Advisor with comparative fee and expense information for similarly situated funds prepared by a third party consultant. The Trustees also considered the Advisor’s proposal to implement a fee waiver and expense limitation arrangement in order to maintain total expenses at a specified level.

Based upon their review, the Trustees determined that the advisory fee proposed to be payable to the Advisor was fair and reasonable in light of the nature and quality of services provided under all of the circumstances, and was within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Fund and its shareholders for the Trustees to approve the Agreement and expense limitation arrangement for the Fund. In arriving at their decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2010.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-10

Semi-Annual Report

For the period ended March 31, 2010

Prime Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

	RBC Funds

About Your Semi-Annual Report
	This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and additional performance information are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

	A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO of Fixed Income	1
	Money Market Portfolio Managers	3
	Performance Summary	5
	Schedules of Portfolio Investments	7
	Financial Statements
	- Statements of Assets and Liabilities	42
	- Statements of Operations	44
	- Statements of Changes in Net Assets	45
	Financial Highlights	49
	Notes to Financial Statements	52
	Supplemental Information	59

LETTER FROM THE CIO OF FIXED INCOME

RBC Funds enjoyed another solid period of providing solutions for our shareholders. We understand the important role our funds play in helping you to build and achieve your financial goals. From a financial perspective, we are pleased to report that all of our Funds continued to perform as expected during the first six months of our fiscal year. In some instances, we performed beyond our expectations. The RBC U.S. Government Money Market Fund earned two awards from Crane Research and iMoney Net for outstanding performance for the calendar year ending 2009.

The RBC U.S. Government Money Market Fund – Institutional Class 1 shares received the 2009 iMoneyNet Money Fund Report™ Award for Institutional Government Fund Performance (out of 340 funds) and the 2009 Money Fund Intelligence Award winner for Institutional Government Performance (out of 110 funds) for the 12-month period ended 12/31/09.

More important than being recognized with annual awards, we are proud of the long term performance we have provided for our shareholders and we are very pleased with the performance of our Prime, Government and Tax-Free Funds throughout the recent market crisis.

Although economic activity has shown signs of sustainable improvement, we remain concerned that growth will remain below potential until the housing market and employment picture materially improve. We remain wary to judge independently the health prospects for the US economy given the large amounts of stimulus still working their way through the system. We continue to believe that the most likely scenario for the US economy in 2010-2011 is a ‘half-speed’ recovery. Our forecast remains cautious as we feel that an accelerating economy will depend on final demand as opposed to government stimulus and inventory accumulation. Inflation remains well under control and is not a significant concern presently. Treasury note and bond issuance has been very heavy, and is likely to continue so, which could result in increased market volatility in the months ahead.

The Treasury yield curve remains solidly anchored in the short end. The U.S. Federal Reserve (“the Fed”), has clearly signaled its intention to keep the Fed Funds rate at an exceptionally low level for an extended period of time. The slope of the Treasury yield curve remains very positive and may become more so as we believe the Fed is on hold for the balance of 2010, helping the banks achieve profitability and re-build their capital base. It is becoming apparent that the Fed is nearing an inflection point in its conduct of monetary policy. Nascent signs of tightening have appeared, including an increase in the Fed discount rate from .5% to .75%, and termination of special liquidity facilities in place since 2008. Both are designed to push lenders back into the private credit markets. Still under consideration is how to most effectively unwind the Fed’s quantitative easing activities by reversing the recently ended $1.7 trillion acquisition of Treasury and mortgage backed securities. Financial regulatory reform appears increasingly likely to get passed in some form, and it should. It would be troubling if Rule 2a-7 (the rule that governs the operations of money market funds) regulatory changes were the only material reform to follow this great recession. That said, the market remains anxious to understand the nature and impact of proposed reforms as they are debated in Washington D.C.

1

LETTER FROM THE CIO OF FIXED INCOME

Finally, newly enacted revisions to Rule 2a-7 will begin to be implemented in the coming quarter. Two important areas we will be working on in the quarter ahead will be formally instituting know your customer procedures as well as regular stress testing for our money market funds. The RBC Money Market Funds have always managed to tighter weighted average maturity and quality restrictions than those which were historically required.

As always, we will remain steadfast in our goal of principal preservation of our shareholders assets while striving to provide the necessary liquidity and income generation they deserve and expect. Thank you for your continued confidence and trust in the RBC Funds.

John Huber Chief Investment Officer Fixed Income	Sincerely,

John M. Huber, CFA Chief Investment Officer, Fixed Income RBC Funds
Past performance is not a guarantee of future results.
Opinions expressed are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. These risks are more fully described in the prospectus.

The 2009 iMoneyNet Money Fund Report™ Award is based on the fund’s total return for the 12 months ending December 31, 2009. Return figures are tracked daily, weekly, and monthly by iMoneyNet’s editors and statisticians. The Government Institutional fund universe consisted of 340 unrestricted funds that had assets of at least $100 million for the year ended December 31, 2009. Winners were chosen in each of six fund categories: Institutional Government, Prime and National and Retail Government, Prime and National.

The 2009 Money Fund Intelligence Award Award is based on the fund’s total return for the 12 months ending December 31, 2009. Return figures are tracked daily, weekly, and monthly by Crane Data LLC editors and statisticians. The Government Institutional fund universe consisted of 110 funds for the year ended December 31, 2009. Winners were chosen in the following categories: Government Institutional , Prime Institutional, Government Retail, and Prime Retail for 1-year, 5-year and 10-year total returns.

2

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA
Senior Managing Director, Chief Investment Officer — Fixed Income	John M. Huber, CFA

John Huber directs RBC GAM (US)’s fixed income group. John joined RBC GAM (US) in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

Raye C. Kanzenbach, CFA
Senior Managing Director, Senior Portfolio Manager	Raye C. Kanzenbach, CFA

Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free Money Market Fund. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at RBC GAM (US), Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined RBC GAM (US) in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

Scott Cabalka
Vice President, Client Service Portfolio Manager	Scott Cabalka

Scott Cabalka is a portfolio manager on RBC GAM (US)’s Institutional Portfolio Management Team overseeing portfolio strategy and investment activity for clients. Scott has particular expertise managing short duration mandates, and he co-manages the Money Market Funds. Before joining RBC GAM (US) in 1993, he was an account executive with Merrill Lynch, where he focused on short-term investment strategies for institutional investors. Scott began his career in the investment industry in 1980. He received a BS and an MBA in Finance from the University of Minnesota Carlson School of Management.

3

MONEY MARKET PORTFOLIO MANAGERS

Brandon T. Swensen, CFA
Brandon T. Swensen	Vice President, Portfolio Manager

Brandon Swensen is a portfolio manager on the Spread Management Team and leads the firm’s trading activity in short duration investment services. Brandon also has specific research responsibilities for finance companies, automobile, auto asset backed securities and asset backed commercial paper. He joined RBC GAM (US) in 2000 and has held several key roles including senior structured product analyst and credit analyst in the fixed income group. Brandon began his career in the investment industry in 1998. He received a BS in Finance from St. Cloud State University and an MBA in Finance from the University of St. Thomas. Brandon is a CFA charterholder and member of the CFA Society of Minnesota.

4

PERFORMANCE SUMMARY

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.	Investment Objective

	Total Return for the Six Months Ended March 31, 2010	SEC 7-Day Annualized Yield (1)
		March 31, 2010 (Unaudited)	September 30, 2009
Prime Money Market Fund*
RBC Institutional Class 1	0.09%	0.14%	0.34%
RBC Institutional Class 2	0.05%	0.04%	0.24%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

U.S. Government Money Market Fund*
RBC Institutional Class 1	0.05%	0.09%	0.12%
RBC Institutional Class 2	0.01%	0.01%	0.02%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

Tax-Free Money Market Fund*
RBC Institutional Class 1	0.16%	0.24%	0.52%
RBC Institutional Class 2	0.11%	0.14%	0.41%
RBC Investor Class	0.02%	0.01%	0.01%
RBC Reserve Class	0.02%	0.01%	0.01%
RBC Select Class	0.02%	0.01%	0.02%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

5

PERFORMANCE SUMMARY

*       The inception date for the RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class is November 21, 2008. All performance shown for these classes of shares prior to their inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares.

(1)      As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Asset Allocation
Money Market Maturity Schedules as a percentage of value of investments based on effective maturity as of March 31, 2010.

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Less than 8 days	45.2%	56.3%	73.6%
8 to 14 Days	8.9%	10.1%	1.1%
15 to 30 Days	15.0%	4.2%	1.0%
31 to 180 Days	21.3%	14.9%	18.1%
181 to 365 Days	9.6%	14.5%	6.2%

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2010 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.98%
Asset Backed Auto Receivables — 1.98%
$31,196,240	Bank of America Auto Trust, Series 2010-1A, Class A1, 0.26%, 2/15/11(a)	$31,196,240
21,559,744	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A1, 0.29%, 12/15/10	21,559,744
8,370,667	Honda Auto Receivables Owner Trust, Series 2009-3, Class A1, 0.75%, 7/15/10	8,370,667
125,086,426	Honda Auto Receivables Owner Trust, Series 2010-1, Class A1, 0.27%, 2/22/11	125,086,426
7,183,661	Nissan Auto Lease Trust, Series 2009-B, Class A1, 0.41%, 9/15/10	7,183,661
84,651,710	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A1, 0.26%, 2/21/11	84,651,710
58,391,057	World Omni Auto Receivables Trust Series 2010-A, Class A1, 0.23%, 2/15/11	58,391,058
28,913,224	World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A1, 0.40%, 11/15/10	28,913,224

Total Asset Backed Securities (Cost $365,352,730)		365,352,730

Commercial Paper — 24.40%
Banks - Australia & New Zealand — 3.12%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.15%, 4/15/10(a)(b)	49,997,083
25,000,000	Australia & New Zealand Banking Group Ltd., 0.18%, 5/4/10(a)(b)	24,995,875
50,000,000	Australia & New Zealand Banking Group Ltd., 0.25%, 12/16/10(a)(b)	49,996,744
50,000,000	Australia & New Zealand Banking Group Ltd., 0.25%, 1/28/11(a)(b)	50,000,000
50,000,000	Australia & New Zealand Banking Group Ltd., 0.30%, 4/7/10(a)(b)	49,997,500
50,000,000	Australia & New Zealand Banking Group Ltd., 0.62%, 10/19/10(a)(b)	49,826,917
50,000,000	Commonwealth Bank of Australia, 0.16%, 4/22/10(a)(b)	49,995,334
50,000,000	Commonwealth Bank of Australia, 0.19%, 5/12/10(a)(b)	49,989,181
25,000,000	Commonwealth Bank of Australia, 0.24%, 6/7/10(a)(b)	24,988,833
50,000,000	Westpac Banking Corp., 0.29%, 4/7/10(a)(b)	49,997,583
25,000,000	Westpac Banking Corp., 0.33%, 5/24/10(a)(b)	24,987,854
50,000,000	Westpac Banking Corp., 0.34%, 5/20/10(a)(b)	49,976,861
50,000,000	Westpac Banking Corp., 0.81%, 7/2/10(a)(b)	49,897,778

		574,647,543

Banks - Canadian — 0.54%
50,000,000	Bank of Nova Scotia, 0.29%, 4/21/10(b)	49,991,944
50,000,000	Scotiabanc, Inc., 0.19%, 4/26/10(a)(b)	49,993,403

		99,985,347

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Banks - Domestic — 3.62%
$300,000,000	BB&T Corp., 0.01%, 4/1/10	$300,000,000
300,000,000	Citibank, 0.12%, 4/1/10	300,000,000
67,000,000	JPMorgan Chase & Co., 0.03%, 4/1/10(b)	67,000,000

		667,000,000

Banks - Foreign — 2.95%
300,000,000	BNP Paribas, 0.08%, 4/1/10	300,000,000
60,000,000	Nordea North America, Inc., 0.17%, 4/20/10(b)	59,994,617
35,000,000	Nordea North America, Inc., 0.18%, 4/19/10(b)	34,996,850
100,000,000	Nordea North America, Inc., 0.18%, 4/23/10(b)	99,989,000
50,000,000	Rabobank USA Financial Corp., 0.28%, 5/17/10(b)	49,982,111

		544,962,578

Consumer Discretionary — 1.00%
85,000,000	Johnson & Johnson, 0.22%, 7/12/10(a)(b)	84,947,017
100,000,000	Johnson & Johnson, 0.22%, 7/19/10(a)(b)	99,933,389

		184,880,406

Consumer Staples — 0.55%
50,000,000	Campbell Soup Co., 0.70%, 7/27/10(a)(b)	49,886,250
10,000,000	The Coca-Cola Co., 0.22%, 5/28/10(a)(b)	9,996,517
42,450,000	The Coca-Cola Co., 0.76%, 5/28/10(a)(b)	42,399,590

		102,282,357

Finance - Diversified Domestic — 3.36%
50,000,000	Bank of America Corp., 0.17%, 4/1/10(b)	50,000,000
50,000,000	Bank of America Corp., 0.17%, 4/5/10(b)	49,999,056
100,000,000	Bank of America Corp., 0.18%, 4/23/10(b)	99,989,000
44,460,000	Bank of America Corp., 0.24%, 6/4/10(b)	44,441,030
25,000,000	General Electric Capital Corp., 0.21%, 4/26/10(b)	24,996,354
100,000,000	KFW, 0.14%, 4/12/10(a)(b)	99,995,722
50,000,000	KFW, 0.14%, 4/14/10(a)(b)	49,997,472
100,000,000	KFW, 0.19%, 4/30/10(a)(b)	99,984,694
100,000,000	Toyota Motor Credit Corp., 0.16%, 4/13/10(b)	99,994,667

		619,397,995

Health Care — 1.67%
30,000,000	Dean Health Systems, Inc., 0.20%, 4/27/10(b)	29,995,667
100,000,000	Pfizer, Inc., 0.81%, 7/7/10(a)(b)	99,784,444
150,000,000	Roche Holdings, Inc., 0.19%, 4/16/10(a)(b)	149,988,125
27,869,000	Society of New York Hospital Fund, 0.30%, 7/1/10(b)	27,847,866

		307,616,102

Insurance — 3.93%
50,000,000	AXA Financial, Inc., 0.16%, 4/6/10(a)(b)	49,998,889
50,000,000	AXA Financial, Inc., 0.17%, 4/1/10(a)(b)	50,000,000
100,000,000	AXA Financial, Inc., 0.20%, 4/9/10(a)(b)	99,995,556

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$25,000,000	AXA Financial, Inc., 0.22%, 4/21/10(a)(b)	$24,996,944
50,000,000	AXA Financial, Inc., 0.23%, 4/19/10(a)(b)	49,994,250
25,000,000	Mass Mutual Life, 0.22%, 4/8/10(a)(b)	24,998,931
50,000,000	Metlife Short Term Funding LLC, 0.19%, 4/19/10(a)(b)	49,995,250
50,000,000	Metlife Short Term Funding LLC, 0.20%, 4/12/10(a)(b)	49,996,944
33,235,000	New York Life Capital Corp, 0.17%, 5/3/10(a)(b)	33,229,978
68,000,000	New York Life Capital Corp., 0.15%, 4/14/10(a)(b)	67,996,317
73,838,000	New York Life Capital Corp., 0.16%, 4/14/10(a)(b)	73,833,734
50,000,000	Swiss Re Treasury US Corp., 0.37%, 7/12/10(a)(b)	49,947,583
100,000,000	Swiss Re Treasury US Corp., 0.65%, 10/5/10(a)(b)	99,662,361

		724,646,737

Manufacturing — 0.41%
26,500,000	Dover Corp., 0.12%, 4/1/10(b)	26,500,000
50,000,000	Honeywell International, 0.70%, 6/30/10(a)(b)	49,912,500

		76,412,500

Utilities — 3.25%
45,000,000	E.ON AG, 0.17%, 4/19/10(a)(b)	44,996,175
55,000,000	E.ON AG, 0.19%, 4/19/10(a)(b)	54,994,775
50,000,000	E.ON AG, 0.20%, 5/11/10(a)(b)	49,988,889
100,000,000	E.ON AG, 0.23%, 5/20/10(a)(b)	99,968,695
50,000,000	E.ON AG, 0.23%, 6/11/10(a)(b)	49,977,319
5,000,000	GDF Suez, 0.15%, 4/7/10(a)(b)	4,999,875
25,000,000	GDF Suez, 0.15%, 4/8/10(a)(b)	24,999,271
20,000,000	GDF Suez, 0.16%, 4/1/10(a)(b)	20,000,000
25,000,000	GDF Suez, 0.16%, 4/9/10(a)(b)	24,999,111
55,000,000	GDF Suez, 0.17%, 4/1/10(a)(b)	55,000,000
50,000,000	GDF Suez, 0.17%, 4/7/10(a)(b)	49,998,583
50,000,000	GDF Suez, 0.17%, 4/8/10(a)(b)	49,998,347
70,000,000	GDF Suez, 0.18%, 4/16/10(a)(b)	69,994,750

		599,915,790

Total Commercial Paper (Cost $4,501,747,355)		4,501,747,355

Certificates of Deposit — 7.17%
Banks - Canadian — 3.63%
100,000,000	Bank of Montreal Chicago, 0.16%, 4/1/10	100,000,000
100,000,000	Bank of Montreal Chicago, 0.18%, 4/19/10	100,000,000
70,000,000	Bank of Montreal Chicago, 0.20%, 4/26/10	70,000,000
30,000,000	Bank of Montreal Chicago, 0.20%, 4/27/10	30,000,000
50,000,000	Bank of Nova Scotia, 0.25%, 10/1/10	50,000,000
100,000,000	Bank of Nova Scotia, 0.29%, 4/6/10	100,000,000
50,000,000	Bank of Nova Scotia, 0.52%, 11/10/10	50,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$170,000,000	Toronto Dominion Bank NY, 0.33%, 4/21/10	$170,002,826

		670,002,826

Banks - Domestic — 0.81%
50,000,000	Bank of America NA, 0.18%, 4/7/10(a)	50,000,167
100,000,000	US Bank NA, 0.82%, 6/8/10	100,000,000

		150,000,167

Banks - Foreign — 1.10%
103,000,000	Nordea Bank AB, 1.78%, 5/3/10	103,146,195
50,000,000	Rabobank Nederland NV, 0.26%, 12/17/10(c)	50,000,000
50,000,000	Rabobank Nederland NY, 0.52%, 9/20/10	50,000,000

		203,146,195

Banks - United Kingdom — 1.63%
100,000,000	Abbey National Treasury, 0.15%, 4/1/10	100,000,000
100,000,000	Abbey National Treasury, 0.16%, 4/5/10	100,000,000
100,000,000	Abbey National Treasury, 0.18%, 4/12/10	100,000,000

		300,000,000

Total Certificates of Deposit (Cost $1,323,149,188)		1,323,149,188

Corporate Bonds — 10.79%
Banks - Domestic — 2.85%
33,625,000	Bank of America NA, 1.70%, 12/23/10	33,929,820
120,731,000	Regions Bank, 2.75%, 12/10/10	122,648,695
100,000,000	Toronto Dominion Bank NY, 0.23%, 3/10/11(c)	100,000,000
44,374,000	US Bancorp., 0.30%, 5/28/10(c)	44,363,650
4,750,000	US Bancorp., 4.50%, 7/29/10	4,799,686
41,300,000	Wachovia Bank NA, 0.31%, 5/25/10(c)	41,170,295
38,870,000	Wachovia Bank NA, 1.15%, 5/14/10(c)	38,810,137
77,269,000	Wachovia Corp., 0.40%, 6/1/10(c)	77,118,794
17,832,000	Wachovia Corp., 4.38%, 6/1/10	17,917,791
20,000,000	Wells Fargo & Co., 3.98%, 10/29/10	20,408,898
23,426,000	Wells Fargo & Co., 4.63%, 8/9/10	23,765,245

		524,933,011

Banks - Foreign — 0.81%
50,000,000	Rabobank Nederland NV, 0.22%, 12/21/10(c)	50,000,000
50,000,000	Rabobank Nederland NV, 0.23%, 3/11/11(c)	50,000,000
50,000,000	Westpac Banking Corp., 0.27%, 3/4/11(a)(c)	50,000,000

		150,000,000

Consumer Discretionary — 0.02%
3,000,000	Lowe’s Cos., Inc., 8.25%, 6/1/10	3,038,492

Consumer Staples — 0.54%
50,000,000	Procter & Gamble International Funding SCA, 0.26%, 5/7/10(c)	50,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$50,000,000	Wal-Mart Stores, Inc. STEP, 5.32%, 6/1/10(c)	$50,386,982

		100,386,982

Energy — 0.22%
40,777,000	ConocoPhillips, 8.75%, 5/25/10	41,258,777

Finance - Diversified Domestic — 2.88%
12,590,000	ETC Holdings LLC, 0.32%, 4/1/28(c)	12,590,000
3,790,000	GBG LLC, 0.35%, 9/1/27(a)(c)	3,790,000
50,000,000	General Electric Capital Corp., 0.31%, 5/10/10(c)	49,991,308
8,662,000	General Electric Capital Corp., 0.70%, 2/1/11(c)	8,693,059
59,947,000	General Electric Capital Corp., 5.20%, 2/1/11	62,208,048
11,948,000	General Electric Capital Corp., Series A, 4.25%, 12/1/10	12,241,446
60,225,000	JPMorgan Chase & Co., 0.28%, 5/7/10(c)	60,167,101
31,079,000	JPMorgan Chase & Co., 0.29%, 5/7/10(c)	31,058,818
62,740,000	JPMorgan Chase & Co., 0.37%, 5/18/10(c)	62,716,477
11,000,000	JPMorgan Chase & Co., 0.42%, 1/17/11(c)	11,013,235
52,166,000	JPMorgan Chase & Co., 4.55%, 6/23/10	52,633,506
15,000,000	JPMorgan Chase & Co., 5.85%, 7/19/10	15,247,456
55,750,000	NGSP, Inc., 0.29%, 6/1/46(c)	55,750,000
12,420,000	Ring-Missouri LP, 0.30%, 9/1/18(c)	12,420,000
11,345,000	Schlitz Park Associates II LP, 0.32%, 12/1/21(c)	11,345,000
15,425,000	SF Tarns LLC, 0.30%, 1/1/28(c)	15,425,000
55,000,000	Twins Ballpark LLC, 0.73%, 10/1/34(a)(c)	55,000,000

		532,290,454

Finance - Diversified Foreign — 0.41%
75,000,000	Finance For Danish Industries, 0.65%, 9/29/10(a)	75,000,000

Health Care — 0.28%
38,960,000	GlaxoSmithKline Capital, Inc., 0.88%, 5/13/10(c)	38,995,938
11,790,000	The Portland Clinic LLP, 0.31%, 11/20/33(c)	11,790,000

		50,785,938

Industrials — 0.62%
110,000,000	3M Co., 5.61%, 12/12/10(a)	114,003,205

Insurance — 2.00%
40,000,000	AARP, 0.30%, 5/1/31(c)	40,000,000
39,700,000	Berkshire Hathaway, Inc., 0.23%, 2/10/11(c)	39,701,963
200,000,000	Metropolitan Life Global Funding, Series I, 1.25%, 4/14/11(a)(c)	200,000,000
90,000,000	New York Life Global Funding, 0.25%, 4/1/11(a)	90,000,000

		369,701,963

Materials — 0.16%
30,000,000	Praxair, Inc., 0.34%, 5/26/10(c)	30,000,000

Total Corporate Bonds (Cost $1,991,398,822)		1,991,398,822

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 17.88%
Arizona — 0.05%
$9,900,000	Yuma Industrial Development Authority Refunding Revenue, 0.27%, 8/1/43, (LOC: JP Morgan Chase Bank)(c)	$9,900,000

California — 4.22%
99,365,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.28%, 6/1/37(c)	99,365,000
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.29%, 12/15/37, (Credit Support: Fannie Mae)(c)	55,450,000
67,220,000	California Housing Finance Agency Revenue, Series B, 0.29%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(c)	67,220,000
40,400,000	California Housing Finance Agency Revenue, Series F, 0.29%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(c)	40,400,000
58,125,000	California Housing Finance Agency Revenue, Series F, 0.29%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(c)	58,125,000
24,250,000	California Pollution Control Revenue, 0.29%, 4/7/10	24,250,000
48,080,000	California State Department of Water Resources Revenue, Series C15, 0.24%, 5/1/22, (LOC: Bank of Nova Scotia)(c)	48,079,987
5,000,000	California Statewide Communities Development Authority Revenue, Series 2114, 0.34%, 9/1/46, Callable 3/1/12 @ 100(c)	5,000,000
41,360,000	City of Los Angeles Refunding Revenue, Sub Series F1, 0.27%, 6/1/28, (LOC: Bank of America NA)(c)	41,360,000
32,000,000	City of Oakland GO, Series B, 2.25%, 7/16/10	32,023,017
25,000,000	City of Riverside Refunding Revenue, Series A, 1.50%, 6/1/10	25,000,000
43,600,000	City of Whittier Refunding Revenue, Series A, 0.26%, 6/1/36, (LOC: U.S. Bank NA)(c)	43,600,000
27,417,000	County of San Bernardino Refunding Program COP, Series B, 0.27%, 3/1/17, (LOC: Bank of America NA)(c)	27,417,000
18,700,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	18,758,070
62,920,000	The Olympic Club Refunding Revenue, 0.27%, 9/30/32, (LOC: Bank of America NA)(c)	62,920,000
42,300,000	Sacramento Municipal Utility District Refunding Revenue, Series J, 0.27%, 8/15/28, (LOC: Bank of America NA)	42,300,000
8,410,000	San Francisco City & County Housing Authority Refunding Revenue, 0.26%, 9/1/49, (LOC: Citibank NA)(c)	8,410,000
79,400,000	Southern California Public Power Authority Refunding Revenue, 0.28%, 7/1/36, (LOC: Bank of America NA)(c)	79,400,000

		779,078,074

Colorado — 0.35%
27,885,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, Floaters Series 1557, 0.26%, 3/1/35, (Credit Support: FGIC)(c)	27,885,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.28%, 10/1/34, (LOC: Wells Fargo Bank)(c)	$16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.28%, 11/15/34, (LOC: Wells Fargo Bank)(c)	20,840,000

		65,335,000

Florida — 0.25%
45,360,000	Orange County School Board Refunding COP, Series C, 0.29%, 8/1/25, (LOC: Bank of America NA)(c)	45,360,000

Georgia — 0.23%
41,160,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.23%, 6/1/28, (LOC: Wells Fargo Bank)(c)	41,160,000
1,800,000	Walton County Industrial Building Authority Revenue, 0.63%, 10/1/17, (LOC: Wells Fargo Bank)(c)	1,800,000

		42,960,000

Illinois — 0.09%
15,775,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue, Series A, 0.32%, 4/1/36, (LOC: JP Morgan Chase Bank)(c)	15,775,000
1,000,000	Upper Illinois River Valley Development Authority Revenue, 1.25%, 1/1/11, (LOC: JP Morgan Chase Bank)(c)	1,000,000

		16,775,000

Indiana — 0.23%
42,500,000	Indiana Finance Authority Refunding Revenue, Series D, 0.28%, 11/1/39, (LOC: Citibank NA)(c)	42,500,000

Kentucky — 0.52%
1,395,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.30%, 7/1/33, (LOC: JP Morgan Chase Bank)(c)	1,395,000
94,000,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	94,623,027

		96,018,027

Maryland — 0.37%
58,016,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.32%, 1/1/29, (LOC: Bank of America NA)(c)	58,016,000
10,275,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.32%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	10,275,000

		68,291,000

Massachusetts — 0.86%
16,810,000	Massachusetts Educational Financing Authority Refunding Revenue, Series R-11649, 0.35%, 7/1/22, (Credit Support: Assured GTY), Callable 1/1/18 @ 100(a)(c)	16,810,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$43,800,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.30%, 7/1/31, (LOC: Bank of America)(c)	$43,800,000
27,415,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.30%, 7/1/39, (LOC: Bank of America)(c)	27,415,000
14,505,000	Massachusetts Health & Educational Facilities Authority Northeastern University Revenue, Series V, 0.25%, 10/1/30, (LOC: JP Morgan Chase Bank)(c)	14,505,000
55,900,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.30%, 10/1/34, (LOC: Bank of America NA)(c)	55,900,000

		158,430,000

Michigan — 0.57%
34,600,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	34,810,782
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.26%, 4/1/43, (LOC: Bank of America NA)(c)	69,300,000

		104,110,782

Minnesota — 0.68%
69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.25%, 8/15/32(c)	69,500,000
51,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series B, 0.25%, 8/15/32(c)	51,500,000
3,500,000	St. Paul Port Authority Refunding Revenue, Series 10-CC, 0.30%, 3/1/29, (LOC: Deutsche Bank AG)(c)	3,500,000

		124,500,000

Mississippi — 0.09%
15,935,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.30%, 10/1/31, (LOC: Bank of America NA)(c)	15,935,000

Nebraska — 0.05%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.34%, 10/1/42, (LOC: Citibank NA)(c)	10,000,000

New Jersey — 0.14%
6,675,000	New Jersey Economic Development Authority Revenue, Series A, 0.30%, 9/1/21, (LOC: Wells Fargo Bank)(c)	6,675,000
18,225,000	New Jersey Health Care Facilities Finance Authority Revenue, Series B, 0.25%, 7/1/37, (Credit Support: Assured GTY)(c)	18,225,000

		24,900,000

New York — 3.16%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.30%, 2/15/18, (LOC: Morgan Guaranty Trust)(c)	27,300,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$29,000,000	City of New York Public Improvement GO, Sub-Series H-2, 0.26%, 3/1/34, (LOC: Bank of New York)(c)	$29,000,000
45,085,000	City of New York Refunding GO, Sub-Series C-5, 0.26%, 8/1/20, (LOC: Bank of New York)(c)	45,085,000
7,945,000	Nassau County Industrial Development Agency Nursing Home Improvement Revenue, Series D, 0.30%, 1/1/28, (LOC: Bank of America NA)(c)	7,945,000
25,875,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.28%, 1/1/37, (LOC: Bank of America NA)(c)	25,875,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.28%, 7/1/37, (LOC: Bank of America NA)(c)	23,820,000
22,150,000	New York City Housing Development Corp. Multi Family Housing Revenue, East Harlem Series A, 0.33%, 6/1/13, (LOC: Fannie Mae)(c)	22,150,000
44,700,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.25%, 4/15/35, (Credit Support: Fannie Mae)(c)	44,700,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.26%, 11/1/48, (LOC: Bank of America NA)(c)	22,400,000
42,340,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.22%, 4/15/36, (Credit Support: Fannie Mae)(c)	42,340,000
56,990,000	New York State Dormitory Authority Revenue, Series A, 0.25%, 11/15/36, (Credit Support: Fannie Mae)(c)	56,990,000
13,000,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.33%, 8/1/15, (Credit Support: AMBAC), (LOC: Wells Fargo Bank)(c)	13,000,000
29,300,000	New York State Energy Research & Development Authority Refunding Revenue, Series D-2, 0.24%, 10/1/29, (LOC: JP Morgan Chase Bank)(c)	29,300,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.30%, 5/1/42, (LOC: Wells Fargo Bank)(c)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.30%, 5/1/42, (LOC: Wells Fargo Bank)(c)	40,500,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.25%, 11/1/36, (LOC: Bank of America NA)(c)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.25%, 5/15/33, (Credit Support: Fannie Mae)(c)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.26%, 5/1/42, (LOC: Wachovia Bank)(c)	16,400,000
58,585,000	New York State Urban Development Corp. Public Improvement Revenue, 0.56%, 12/15/10	58,585,000

		582,880,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
North Carolina — 0.15%
$26,665,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.35%, 6/1/18, (LOC: Bank of America NA)(c)	$26,665,000

Ohio — 0.27%
6,000,000	City of Cuyahoga Falls Refunding GO, 2.13%, 8/19/10	6,013,026
10,670,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.35%, 6/15/30, (Credit Support: Fannie Mae)(c)	10,670,000
21,000,000	County of Lucas GO, 1.75%, 7/22/10	21,015,852
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.28%, 5/1/42, (LOC: U.S. Bank NA)(c)	12,500,000

		50,198,878

Pennsylvania — 1.23%
51,200,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.30%, 10/1/32, (LOC: Bank of America NA)(c)	51,200,000
26,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.30%, 10/1/28, (LOC: PNC Bank NA)(c)	26,900,000
19,500,000	City of Philadelphia Refunding Revenue, Series C, 0.27%, 6/15/25, (LOC: TD Bank NA)(c)	19,500,000
20,900,000	City of Reading Refunding GO, Series D, 0.23%, 11/1/32, (LOC: Wachovia Bank)(c)	20,900,000
26,995,000	Lehigh County General Purpose Authority Refunding Revenue, Series B, 0.27%, 11/1/27, (Credit Support: Assured GTY)(c)	26,995,000
33,400,000	Pennsylvania Economic Development Financial Authority Revenue, 0.33%, 11/1/28, (LOC: Bank of America NA)(c)	33,400,000
30,000,000	Pennsylvania Higher Educational Facilities Authority Drexel University Revenue, Series B, 0.28%, 5/1/37, (LOC: Wells Fargo Bank)(c)	30,000,000
12,040,000	Westmoreland County Industrial Development Authority Cash Flow Management Revenue, Series A, 0.29%, 7/1/27, (LOC: Wells Fargo Bank)(c)	12,040,000
6,570,000	Westmoreland County Industrial Development Authority Refunding Revenue, Series B, 0.29%, 7/1/27, (LOC: Wells Fargo Bank)(c)	6,570,000

		227,505,000

Rhode Island — 0.12%
21,620,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, Series A, 0.28%, 8/15/34, (LOC: Bank of America NA)(c)	21,620,000

South Carolina — 0.16%
30,180,000	South Carolina Transportation Infrastructure Bank Refunding Revenue, Series B-1, 0.27%, 10/1/31, (LOC: Bank of America NA)(c)	30,180,000

South Dakota — 0.29%
15,700,000	South Dakota Housing Development Authority Revenue, Series C, 0.31%, 5/1/37(c)	15,700,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$25,000,000	South Dakota Housing Development Authority Revenue, Series G, 0.30%, 5/1/35(c)	$25,000,000
13,200,000	South Dakota Housing Development Authority Revenue, Series I, 0.31%, 5/1/38(c)	13,200,000

		53,900,000

Tennessee — 0.06%
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.34%, 6/1/42, (LOC: Citibank NA)(c)	11,500,000

Texas — 0.81%
51,000,000	North Central Texas Health Facility Development Corp. Revenue, Series B, 0.27%, 8/15/30, (Credit Support: AGM)(c)	51,000,000
13,000,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, 0.35%, 8/1/28, (LOC: JP Morgan Chase Bank)(c)	13,000,000
46,400,000	Port of Corpus Christi Industrial Development Corp., Citgo Petroleum Corp. Project Revenue, Series C, 0.35%, 10/1/36, (LOC: JP Morgan Chase Bank)(c)	46,400,000
6,845,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.25%, 12/1/25(c)	6,845,000
12,595,000	Texas State Veteran’s Housing Refunding GO, 0.25%, 6/1/31, (LOC: JP Morgan Chase Bank)(c)	12,595,000
20,000,000	Texas State Veteran’s Housing Revenue, Series A-2, 0.24%, 12/1/29(c)	20,000,000

		149,840,000

Utah — 0.12%
8,780,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.23%, 6/1/31, (LOC: Wells Fargo Bank)(c)	8,780,000
12,805,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class I, 0.25%, 1/1/38(c)	12,805,000

		21,585,000

Virginia — 1.72%
159,404,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.29%, 9/15/49(c)	159,404,000
51,610,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.30%, 2/1/39(c)	51,610,000
31,960,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.30%, 2/1/39(c)	31,960,000
17,705,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.23%, 7/1/31, (LOC: Wachovia Bank)(c)	17,705,000
13,750,000	Stafford County & Staunton Industrial Development Authority Revenue, 0.18%, 4/6/10	13,750,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$26,515,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.29%, 12/1/28, (LOC: Bank of America NA)(c)	$26,515,000
16,250,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.27%, 12/1/38, (LOC: PNC Bank NA)(c)	16,250,000

		317,194,000

Washington — 0.12%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.34%, 12/31/21, (LOC: Citibank NA)(c)	6,700,000
15,000,000	Port Seattle Revenue, 0.30%, 5/4/10	15,000,000

		21,700,000

Wisconsin — 0.97%
51,000,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, 0.29%, 8/15/36, (LOC: JP Morgan Chase Bank)(c)	51,000,000
73,840,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.28%, 9/1/38, (Credit Support: GO of Authority)	73,840,000
22,165,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.25%, 5/1/30, (Credit Support: GO of Authority)(c)	22,165,000
32,550,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series F, 0.25%, 11/1/30, (Credit Support: GO of Authority)(c)	32,550,000

		179,555,000

Total Municipal Bonds (Cost $3,298,415,761)		3,298,415,761

U.S. Government Agency Backed Mortgages — 1.70%
Fannie Mae — 1.70%
69,432,000	Pool #463831, 0.37%, 8/2/10(b)	69,344,227
66,020,000	Pool #463890, 0.55%, 11/1/10(b)	65,804,151
19,537,000	Pool #464165, 0.18%, 4/1/10(b)	19,537,000
60,000,000	Pool #464168, 0.41%, 10/1/10(b)	59,874,950
74,284,000	Pool #464195, 0.44%, 10/1/10(b)	74,117,851
24,476,000	Pool #464242, 0.18%, 4/1/10(b)	24,476,000

		313,154,179

Total U.S. Government Agency Backed Mortgages (Cost $313,154,179)		313,154,179

U.S. Government Agency Obligations — 18.25%
Fannie Mae — 3.93%
69,205,000	0.14%, 7/13/10(c)	69,205,000
180,000,000	0.20%, 6/9/10(b)	179,931,000
300,000,000	0.20%, 8/5/10(c)	299,987,731

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$58,266,000	7.13%, 6/15/10	$59,075,170
116,955,000	0.44%, 12/1/10(b)	116,606,214

		724,805,115

Federal Farm Credit Bank — 1.08%
100,000,000	0.39%, 4/27/10(c)	99,999,281
100,000,000	0.39%, 6/2/10(c)	100,000,000

		199,999,281

Federal Home Loan Bank — 9.62%
132,000,000	0.00%, 4/13/10(c)	131,992,961
200,000,000	0.12%, 4/5/10(b)	199,997,333
450,000,000	0.15%, 11/18/10(c)	449,985,475
182,000,000	0.30%, 5/28/10(c)	182,000,000
50,000,000	0.56%, 6/18/10	50,019,903
170,075,000	0.75%, 3/18/11	170,425,355
10,555,000	1.12%, 6/30/10	10,574,443
21,280,000	2.75%, 6/18/10	21,388,114
198,685,000	3.00%, 6/11/10	199,695,267
77,990,000	4.25%, 6/11/10	78,578,584
22,380,000	5.25%, 6/11/10	22,592,332
200,000,000	0.15%, 4/16/10(b)	199,987,916
58,000,000	0.33%, 12/10/10	57,953,767

		1,775,191,450

Freddie Mac — 3.62%
200,000,000	0.23%, 8/24/10(c)	200,000,000
70,035,000	0.30%, 11/16/10(b)	69,901,350
300,000,000	1.45%, 9/10/10	301,292,306
96,500,000	0.25%, 9/15/10(b)	96,387,192

		667,580,848

Total U.S. Government Agency Obligations (Cost $3,367,576,694)		3,367,576,694

U.S. Treasury Obligations — 0.63%
U.S. Treasury Notes — 0.63%
112,500,000	4.25%, 1/15/11	115,772,368

Total U.S. Treasury Obligations (Cost $115,772,368)		115,772,368

Repurchase Agreements — 15.24%
240,000,000	Bank of America Securities LLC dated 3/31/10; due 4/1/10 at 0.02% with maturity value of $240,100,133 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/24 to 3/1/40 at rates ranging from 4.50% to 6.00%).	240,000,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$300,000,000	Barclays Capital Inc. dated 1/12/10; due 4/13/10 at 0.13% with maturity value of $300,098,583 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 4/1/18 to 2/1/40 at rates ranging from 4.50% to 6.50%).(d)	$300,000,000
82,000,000	Barclays Capital Inc. dated 3/31/10; due 4/1/10 at 0.01% with maturity value of $82,000,023 (fully collateralized by US Treasury Inflation Notes with maturity dates ranging from 5/15/10 to 12/15/12 at rates ranging from 1.13% to 3.88%).	82,000,000
519,000,000	BNP Paribas Securities Corp. dated 3/31/10; due 4/1/10 at 0.01% with maturity value of $519,000,072 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/22 to 4/1/40 at rates ranging from 4.00% to 7.00%).	519,000,000
400,000,000	Citigroup Global dated 3/31/10; due 4/1/10 at 0.02% with maturity value of $400,000,222 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 10/1/13 to 10/1/48 at rates ranging from 4.00% to 7.00%)	400,000,000
150,000,000	Deutsche Bank AG dated 3/31/10; due 4/1/10 at 0.03% with maturity value of $150,000,125 (fully collateralized by Freddie Mac securities with maturity dates ranging from 1/1/17 to 1/1/40 at rates ranging from 4.50% to 7.00%).	150,000,000
370,000,000	Deutsche Bank AG dated 3/31/10; due 4/1/10 at 0.03% with maturity value of $370,000,308 (fully collateralized by Freddie Mac securities with maturity dates ranging from 11/1/17 to 12/1/39 at rates ranging from 3.50% to 7.00%).	370,000,000
300,000,000	Goldman Sachs & Co. dated 1/22/10; due 4/15/10 at 0.15% with maturity value of $300,103,750 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 12/15/33 to 12/15/39 at rates ranging from 4.50% to 6.50%).(d)	300,000,000
450,000,000	Morgan Stanley & Co. dated 3/31/10; due 4/1/10 at 0.02% with maturity value of $450,000,250 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 1/1/21 to 2/1/40 at rates ranging from 2.68% to 6.50%).	450,000,000

Total Repurchase Agreements (Cost $2,811,000,000)		2,811,000,000

Shares
Investment Company — 1.08%
200,000,000	JPMorgan Prime Money Market Fund	200,000,000

Total Investment Company (Cost $200,000,000)		200,000,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Value
Total Investments (Cost $18,287,567,097)(e) — 99.12%	$18,287,567,097

Other assets in excess of liabilities — 0.88%	162,652,557

NET ASSETS — 100.00%	$18,450,219,654

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $600,000,000 or 3.25% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2010 Carrying Value Per Unit
$300,000,000	Barclays Capital Inc.	1/12/2010	$300,000,000	$100.00
$300,000,000	Goldman Sachs & Co.	1/22/2010	$300,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

STEP – Step Coupon Bond

See notes to financial statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2010 (Unaudited)

Principal Amount		Value
FDIC-TLGP Backed Corporate Bonds — 7.42%
Banks - Domestic — 1.85%
$52,425,000	Bank of America NA, 0.29%, 9/13/10(a)	$52,443,261
21,941,000	Bank of America NA, 1.70%, 12/23/10	22,125,735
36,430,000	Citibank NA, 0.44%, 3/30/11(a)	36,503,455

		111,072,451

Finance - Diversified Domestic — 5.57%
54,565,000	Citigroup Funding, Inc., 0.35%, 7/30/10(a)	54,599,157
34,100,000	General Electric Capital Corp., 0.34%, 3/11/11(a)	34,142,403
15,675,000	General Electric Capital Corp., 0.30%, 7/8/10(a)	15,679,564
26,000,000	General Electric Capital Corp., 1.63%, 1/7/11	26,237,106
43,500,000	General Electric Capital Corp., 1.80%, 3/11/11	44,057,818
34,724,000	Goldman Sachs Group, Inc., 0.75%, 12/3/10(a)	34,853,639
51,435,000	JPMorgan Chase & Co., 0.42%, 4/1/11(a)	51,529,597
34,350,000	JPMorgan Chase & Co., 0.75%, 12/2/10(a)	34,477,893
10,175,000	JPMorgan Chase & Co., 2.63%, 12/1/10	10,326,461
14,410,000	Morgan Stanley, 0.83%, 3/4/11(a)	14,494,422
14,826,000	Morgan Stanley, 2.90%, 12/1/10	15,064,446

		335,462,506

Total FDIC-TLGP Backed Corporate Bonds (Cost $446,534,957)		446,534,957

FHLB Backed Corporate Bonds — 0.31%
Finance - Diversified Domestic — 0.31%
14,655,000	GFRE Holdings LLC, 0.29%, 12/1/49(b)	14,655,000
4,160,000	Herman & Kittle Capital LLC, 0.29%, 2/1/37(b)	4,160,000

		18,815,000

Total FHLB Backed Corporate Bonds (Cost $18,815,000)		18,815,000

U.S. Government Agency Backed Municipal Bonds — 22.59%
California — 4.78%
46,590,000	California Housing Finance Agency Revenue, Series A, 0.27%, 8/1/35, (LOC: Fannie Mae)(b)	46,590,000
10,500,000	California Housing Finance Agency Revenue, Series A, 0.29%, 8/1/36, (Credit Support: GO of Agency), (LOC: Fannie Mae)(b)	10,500,000
10,000,000	California Housing Finance Agency Revenue, Series B, 0.23%, 8/1/36, (LOC: Fannie Mae)(b)	10,000,000
81,445,000	California Housing Finance Agency Revenue, Series C, 0.27%, 8/1/37, (LOC: Fannie Mae)(b)	81,445,000
36,520,000	California Housing Finance Agency Revenue, Series D, 0.27%, 8/1/22, (LOC: Fannie Mae)(b)	36,520,000
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.30%, 3/15/34, (Credit Support: Fannie Mae)(b)	4,764,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$27,700,000	Orange County Apartment Development, Riverbend Apartments Refunding Revenue, Series B, 0.27%, 12/1/29, (Credit Support: Freddie Mac)(b)	$27,700,000
17,140,000	Santa Rosa Housing Authority, Apple Creek Apartments Revenue, Series E, 0.26%, 3/1/12, (Credit Support: Freddie Mac)(b)	17,140,000
10,400,000	Simi Valley Lincoln Wood Ranch Refunding Revenue, 0.27%, 6/1/10, (Credit Support: Freddie Mac)(b)	10,400,000
20,000,000	Southern California Home Financing Authority Revenue, Series A, 0.29%, 8/1/33, (LOC: Freddie Mac)(b)	20,000,000
22,715,000	Southern California Home Financing Authority Revenue, Series B, 0.29%, 2/1/35, (LOC: Fannie Mae)(b)	22,715,000

		287,774,000

Colorado — 2.85%
7,000,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.29%, 10/1/30, (LOC: Fannie Mae)(b)	7,000,000
38,000,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.22%, 5/1/38, (LOC: Fannie Mae)(b)	38,000,000
23,470,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.22%, 11/1/32, (LOC: Fannie Mae)(b)	23,470,000
6,425,000	Colorado Housing & Finance Authority Revenue, Class I Series SF-1, 0.25%, 11/1/36, (LOC: Fannie Mae)(b)	6,425,000
27,900,000	Colorado Housing & Finance Authority Revenue, Class I, Series A2, 0.25%, 5/1/38, (LOC: Fannie Mae)(b)	27,900,000
6,500,000	Colorado Housing & Finance Authority Revenue, Class I, Series A3, 0.28%, 5/1/38, (LOC: Fannie Mae)(b)	6,500,000
22,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.25%, 11/1/37, (LOC: Fannie Mae)(b)	22,000,000
14,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.25%, 11/1/36, (LOC: Fannie Mae)(b)	14,000,000
14,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.25%, 11/1/36, (LOC: Fannie Mae)(b)	14,000,000
12,000,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.25%, 11/1/33, (LOC: Fannie Mae)(b)	12,000,000

		171,295,000

Florida — 1.50%
22,840,000	Highlands County Health Facilities Authority Refunding Revenue, Series B, 0.28%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	22,840,000
26,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.28%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	26,500,000
27,500,000	Highlands County Health Facilities Authority Refunding Revenue, Series D, 0.28%, 11/15/26, (LOC: Federal Home Loan Bank)(b)	27,500,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$13,400,000	West Orange Healthcare District Refunding Revenue, 0.29%, 2/1/22, (LOC: Federal Home Loan Bank)(b)	$13,400,000

		90,240,000

Idaho — 0.50%
30,000,000	Idaho Housing & Finance Association Revenue, Class I, Series J1, 0.34%, 1/1/39, (LOC: Fannie Mae)(b)	30,000,000

Indiana — 0.49%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.29%, 11/15/37, (Credit Support: Fannie Mae)(b)	29,700,000

Louisiana — 0.21%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.32%, 4/1/36, (Credit Support: Freddie Mac)(b)	12,600,000

Michigan — 0.66%
10,250,000	Lansing Economic Developement Corp. Revenue, 0.29%, 3/1/42, (LOC: Federal Home Loan Bank)(b)	10,250,000
20,000,000	Michigan State Housing Development Authority Refunding Revenue, Series B, 0.34%, 6/1/38, (LOC: Fannie Mae)(b)	20,000,000
9,500,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.25%, 6/1/39, (LOC: Fannie Mae)(b)	9,500,000

		39,750,000

Mississippi — 0.20%
12,000,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Resources LLC Refunding Revenue, 0.29%, 5/1/32, (LOC: Federal Home Loan Bank)(b)	12,000,000

New York — 9.28%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.25%, 4/15/36, (Credit Support: Fannie Mae)(b)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.27%, 10/15/41, (Credit Support: Fannie Mae)(b)	23,100,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.30%, 10/15/35, (Credit Support: Fannie Mae)(b)	14,205,000
21,900,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.25%, 4/15/35, (Credit Support: Fannie Mae)(b)	21,900,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.28%, 11/15/19, (Credit Support: Fannie Mae)(b)	36,770,000
39,000,000	New York City Housing Development Corp. W. 61 St. Apartments Revenue, Series A, 0.25%, 12/15/37, (Credit Support: Fannie Mae)(b)	39,000,000
16,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A, 0.50%, 12/1/49(b)	16,000,000
62,500,000	New York State Dormitory Authority Revenue, Series A, 0.25%, 11/15/36, (Credit Support: Fannie Mae)(b)	62,500,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.27%, 5/15/41, (Credit Support: Fannie Mae)(b)	$27,000,000
8,000,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(b)	8,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.25%, 11/15/36, (Credit Support: Fannie Mae)(b)	41,750,000
17,400,000	New York State Housing Finance Agency Revenue, Series A, 0.25%, 11/15/29, (Credit Support: Fannie Mae)(b)	17,400,000
60,100,000	New York State Housing Finance Agency Revenue, Series A, 0.26%, 5/15/35, (Credit Support: Fannie Mae)(b)	60,100,000
43,785,000	New York State Housing Finance Agency Revenue, Series A, 0.28%, 5/1/35, (Credit Support: Freddie Mac)(b)	43,785,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.23%, 5/15/33, (Credit Support: Fannie Mae)(b)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.25%, 5/15/38, (Credit Support: Fannie Mae)(b)	50,000,000
10,400,000	New York State Housing Finance Agency, 360 W. 43rd. St. Revenue, Series A, 0.25%, 11/15/33, (Credit Support: Fannie Mae)(b)	10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.25%, 11/1/38, (Credit Support: Freddie Mac)(b)	40,000,000

		558,510,000

Pennsylvania — 1.02%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.33%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac)(b)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.26%, 4/1/35, (LOC: Freddie Mac)(b)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.26%, 4/1/35, (Credit Support: GO of Agency)(b)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.25%, 4/1/35, (LOC: Fannie Mae)(b)	10,000,000
11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.33%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac)(b)	11,500,000

		61,530,000

Virginia — 0.29%
17,500,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue , Series A, 0.29%, 1/1/28, (Credit Support: NATL-RE), (LOC: Federal Home Loan Bank)(b)	17,500,000

Wyoming — 0.81%
12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.36%, 12/1/38, (Credit Support: Fannie Mae, Freddie Mac)(b)	12,000,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.36%, 6/1/37, (Credit Support: Fannie Mae, Freddie Mac)(b)	$10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.36%, 6/1/37, (Credit Support: Fannie Mae, Freddie Mac)(b)	10,000,000
17,000,000	Wyoming Community Development Authority Revenue, Series A, 0.30%, 12/1/32, (Credit Support: Fannie Mae, Freddie Mac)(b)	17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds (Cost $1,359,899,000)		1,359,899,000

U.S. Government Agency Backed Mortgages — 5.07%
Fannie Mae — 4.96%
2,126,216	Pool #254808, 4.00%, 6/1/10	2,132,164
66,020,000	Pool #463889, 0.38%, 8/2/10(c)	65,934,284
53,572,400	Pool #464168, 0.41%, 10/1/10(c)	53,460,746
27,942,000	Pool #464241, 0.17%, 4/1/10(c)	27,942,000
68,177,000	Pool #464318, 0.17%, 4/1/10(c)	68,177,000
81,000,000	Pool #464754, 0.27%, 9/1/10(c)	80,908,774

		298,554,968

Freddie Mac — 0.11%
6,662,055	Pool #M80835, 3.50%, 7/1/10	6,689,317

Total U.S. Government Agency Backed Mortgages (Cost $305,244,285)		305,244,285

U.S. Government Agency Obligations — 38.34%
Fannie Mae — 7.07%
100,000,000	0.14%, 7/13/10(b)	100,000,000
48,203,000	0.14%, 4/1/10(c)	48,203,000
62,500,000	0.20%, 6/9/10(c)	62,476,042
38,985,000	0.44%, 12/1/10(c)	38,868,738
74,636,000	0.45%, 12/1/10(c)	74,410,890
57,977,000	2.50%, 4/9/10	57,994,304
43,550,000	4.13%, 5/15/10	43,738,979

		425,691,953

Federal Farm Credit Bank — 1.25%
75,000,000	0.07%, 5/28/10(b)	75,000,000

Federal Home Loan Bank — 24.29%
56,750,000	0.00%, 4/5/10(b)	56,749,123
72,000,000	0.00%, 4/9/10(b)	72,000,389
128,000,000	0.00%, 4/13/10(b)	127,993,174
61,350,000	0.00%, 4/16/10(b)	61,346,389
83,500,000	0.12%, 4/5/10(c)	83,498,887

26

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$67,300,000	0.12%, 4/7/10(c)	$67,298,710
157,000,000	0.13%, 4/14/10(c)	156,992,913
50,000,000	0.13%, 4/16/10(c)	49,997,292
47,270,000	0.16%, 1/14/11(b)	47,270,000
100,000,000	0.30%, 5/28/10(b)	100,000,000
100,000,000	0.33%, 6/2/10(b)	100,000,000
18,600,000	0.33%, 12/10/10	18,585,173
25,000,000	0.36%, 6/1/10(b)	25,000,000
30,000,000	0.40%, 5/12/10(b)	30,000,000
167,260,000	0.44%, 10/7/10	167,275,627
50,000,000	0.48%, 10/25/10	50,056,186
100,000,000	0.50%, 10/25/10	100,030,968
49,000,000	0.52%, 6/1/10	48,995,742
25,000,000	0.80%, 4/30/10	25,001,808
23,050,000	3.00%, 6/11/10	23,159,789
50,000,000	3.50%, 7/16/10	50,413,981

		1,461,666,151

Freddie Mac — 5.54%
50,000,000	0.05%, 11/10/10(b)	49,967,126
100,000,000	0.25%, 9/24/10(b)	99,990,382
55,000,000	0.30%, 11/16/10(c)	54,895,042
9,000,000	0.30%, 4/7/11	9,009,299
10,100,000	0.31%, 11/18/10(c)	10,079,909
4,900,000	0.35%, 4/1/11(b)	4,904,722
18,750,000	1.45%, 9/10/10	18,845,659
17,650,000	2.88%, 6/28/10	17,760,749
37,700,000	4.75%, 12/8/10	38,846,773
28,502,000	6.88%, 9/15/10	29,356,156

		333,655,817

Overseas Private Investment Corp. — 0.19%
1,400,000	0.16%, 3/15/15(b)	1,400,000
9,904,414	0.16%, 11/15/13(b)	9,904,414

		11,304,414

Total U.S. Government Agency Obligations (Cost $2,307,318,335)		2,307,318,335

U.S. Treasury Obligations — 1.49%
U.S. Treasury Notes — 1.49%
37,500,000	4.25%, 1/15/11	38,590,789
50,000,000	4.50%, 11/15/10	51,267,655

Total U.S. Treasury Obligations (Cost $89,858,444)		89,858,444

27

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Repurchase Agreements — 19.86%
$400,000,000	BNP Paribas Securities Corp. dated 3/31/10; due 4/1/10 at 0.01% with maturity value of $400,000,056 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/13 to 3/1/40 at rates ranging from 4.00% to 6.50%).	$400,000,000
200,000,000	Citigroup Global, dated 3/31/10; due 4/1/10 at 0.02% with maturity value of $200,000,111 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 7/1/11 to 12/1/39 at rates ranging from 3.50% to 7.00%)	200,000,000
100,000,000	Deutsche Bank AG dated 3/31/10; due 4/1/10 at 0.03% with maturity value of $100,000,083 (fully collateralized by Freddie Mac securities with maturity dates ranging from 3/1/22 to 1/1/40 at rates ranging from 4.50% to 8.00%).	100,000,000
195,000,000	Deutsche Bank AG dated 3/31/10; due 4/1/10 at 0.03% with maturity value of $195,000,163 (fully collateralized by Freddie Mac securities with maturity dates ranging from 8/1/16 to 12/1/39 at rates ranging from 4.00% to 7.00%).	195,000,000
300,000,000	Morgan Stanley & Co, dated 3/31/10; due 4/1/10 at 0.02% with maturity value of $300,000,167 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 1/1/15 to 3/1/40 at rates ranging from 4.00% to 6.50%).	300,000,000

Total Repurchase Agreements (Cost $1,195,000,000)		1,195,000,000

Shares
Investment Company — 0.33%
20,000,000	First American Government Obligations Fund	20,000,000

Total Investment Company (Cost $20,000,000)		20,000,000

Total Investments (Cost $5,742,670,021)(d) — 95.41%		$5,742,670,021

Other assets in excess of liabilities — 4.59%		276,323,253

NET ASSETS — 100.00%		$6,018,993,274

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 30, 2010.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Abbreviations used are defined below:

FDIC – Federal Deposit Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

NATL – RE -Insured by National Public Finance Guarantee Corp.

TLGP – Temporary Liquidity Guaranty Program

See notes to financial statements.

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 94.96%
Alabama — 0.73%
$10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.30%, 7/1/14, (Credit Support: BHAC-CR, AGM)(a)(b)	$10,890,000

Arizona — 1.47%
3,260,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.30%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,260,000
5,300,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Revenue, 0.32%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,300,000
5,900,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.29%, 9/1/38, (LOC: PNC Bank NA)(b)	5,900,000
7,500,000	Tempe Industrial Development Authority Revenue, Series C, 0.27%, 12/1/27, (LOC: Sovereign Bank FSB)(b)	7,500,000

		21,960,000

California — 5.83%
4,500,000	California Communities Note Program Revenue, Series A7, 2.50%, 6/30/10	4,514,841
5,000,000	California Health Facilities Financing Authority Revenue, Series C, 0.25%, 10/1/40, (LOC: Barclays Bank PLC)(b)	5,000,000
5,405,000	California Statewide Communities Development Authority Revenue, Series A, 0.27%, 8/1/35, (LOC: Citibank NA)(b)	5,405,000
11,000,000	City of Oakland GO, Series A, 2.50%, 7/16/10	11,053,963
12,475,000	Eclipse Funding Trust Tax Allocation Revenue, 0.30%, 2/1/15, (LOC: U.S. Bank NA)(b)	12,475,000
5,000,000	Gilroy Public Facilities Financing Authority Refunding Revenue, 2.00%, 9/1/10	5,015,527
590,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.45%, 6/1/22, (LOC: Bank of America NA)(b)	590,000
15,500,000	Oxnard Financing Authority Revenue, 2.50%, 8/25/10	15,545,670
5,800,000	Padre Dam Municipal Water District COP, Series R-11792, 0.29%, 4/1/17(a)(b)	5,800,000
3,200,000	Rocklin Unified School District GO, 3.00%, 9/15/10	3,221,626
11,915,000	San Diego Housing Authority, Hillside Garden Apartments Revenue, Series C, 0.28%, 1/15/35, (Credit Support: Fannie Mae)(b)	11,915,000
2,500,000	State of California Floaters GO, Series 1707, 0.39%, 8/1/32, (Credit Support: AGM)(b)	2,500,000
4,000,000	State of California Pre-refunded GO, OID, 5.63%, 5/1/10, (Credit Support: AMBAC,TCRS-BNY)	4,057,186

		87,093,813

Colorado — 3.91%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.30%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000
6,510,000	Base Village Metropolitan District No. 2 GO, Series B, 0.30%, 12/1/38, (LOC: US Bank NA)(b)	6,510,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.38%, 4/1/24, (LOC: Wells Fargo Bank)(b)	$1,250,000
3,000,000	Colorado Housing & Finance Authority Refunding Revenue, 0.31%, 2/15/28, (Credit Support: Fannie Mae)(b)	3,000,000
20,000,000	Colorado State Education Loan Program Revenue, 1.50%, 8/12/10, (Credit Support: State Aid Withholding)	20,089,047
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.30%, 12/1/28, (LOC: US Bank NA)(b)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.30%, 12/1/24, (LOC: US Bank NA)(b)	3,475,000
5,200,000	Gateway Regional Metropolitan District Refunding GO, 0.38%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,200,000
2,580,000	Meridian Ranch Metropolitan District Refunding GO, 0.30%, 12/1/38, (LOC: US Bank NA)(b)	2,580,000
1,685,000	Parker Automotive Metropolitan District GO, 0.30%, 12/1/34, (LOC: US Bank NA)(b)	1,685,000
1,370,000	University of Colorado Hospital Authority Revenue, Series A, 0.32%, 11/15/33, (Credit Support: AGM)(b)	1,370,000
5,180,000	Water Valley Metropolitan District No. 2 GO, 0.38%, 12/1/24, (LOC: Wells Fargo Bank)(b)	5,180,000

		58,509,047

Connecticut — 0.22%
3,245,000	Northeast Tax-Exempt Bond Grantor Trust Revenue, 0.36%, 4/1/19, (LOC: PNC Bank NA)(b)	3,245,000

District Of Columbia — 1.62%
4,630,000	District of Columbia Children’s Defense Fund Revenue, 0.37%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,630,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.28%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,600,000	District of Columbia Jesuit Conference Revenue, 0.29%, 10/1/37, (LOC: PNC Bank NA)(b)	4,600,000
3,980,000	District of Columbia Water & Sewer Authority Revenue, Putters Series 3022, 0.34%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Revenue, Series R-11623, 0.31%, 4/1/29, (Credit Support: Assured GTY), Callable 10/01/18 @ 100(a)(b)	9,360,000

		24,270,000

Florida — 3.50%
4,995,000	City of Tallahassee Revenue, Putters Series 2069Z, 0.34%, 4/1/15, (Credit Support: NATL-RE)(b)	4,995,000
2,635,000	Collier County Industrial Development Authority Revenue, 0.45%, 12/1/26, (LOC: Bank of America NA)(b)	2,635,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.32%, 6/1/38, (LOC: Bank of America NA)(b)	15,000,000
1,280,000	Florida Housing Finance Corp. Refunding Revenue, Series I, 0.33%, 11/1/32, (Credit Support: Freddie Mac)(b)	1,280,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3438Z, 0.34%, 4/1/27, (Credit Support: NATL-RE)(a)(b)	5,245,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$2,225,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3617, 0.39%, 10/1/25(a)(b)	$2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.30%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,255,000	Miami-Dade County Industrial Development Authority Revenue, 0.34%, 9/1/29, (LOC: Bank of America NA)(b)	5,255,000
8,815,000	Orange County Housing Finance Authority Refunding Revenue, 0.29%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,815,000

		52,285,000

Georgia — 2.80%
11,200,000	Camden County Public Service Authority Revenue, 0.32%, 12/1/32, (Credit Support: Assured GTY)(b)	11,200,000
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.30%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.32%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
7,490,000	Fulton County Development Authority Revenue, 0.32%, 4/1/34, (LOC: Bank of America NA)(b)	7,490,000
2,800,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.32%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	2,800,000
8,425,000	Marietta Housing Authority Refunding Revenue, 0.27%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,425,000

		41,885,000

Idaho — 1.58%
23,680,000	Idaho Health Facilities Authority Revenue, 0.33%, 7/1/30, (Credit Support: AGM)(b)	23,680,000

Illinois — 5.24%
20,625,000	City of Chicago GO, Series R-11270, 0.30%, 7/1/15, (Credit Support: NATL-RE)(b)	20,625,000
2,700,000	City of Galesburg Revenue, 0.30%, 7/1/24, (LOC: Bank of America)(b)	2,700,000
11,500,000	City of Galesburg Revenue, 0.32%, 3/1/31, (LOC: Bank of America)(b)	11,500,000
4,100,000	Illinois Finance Authority Cultural Pool Revenue, 0.29%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	4,100,000
1,480,000	Illinois Finance Authority Radiological Society Project Revenue, 0.33%, 6/1/17, (LOC: JP Morgan Chase Bank)(b)	1,480,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.34%, 2/15/16, (Credit Support: Assured GTY)(b)	4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.31%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000
6,900,000	Illinois Finance Authority, Beloit Memorial Hospital, Inc. Revenue , Series A, 0.32%, 4/1/36, (LOC: JP Morgan Chase Bank)(b)	6,900,000
4,000,000	Illinois Health Facilities Authority Revenue, Series C, 0.30%, 1/1/16, (LOC:JP Morgan Chase Bank)(b)	4,000,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$2,780,000	Village of Channahon Revenue, Series A, 0.29%, 12/1/34, (LOC: US Bank NA)(b)	$2,780,000
3,085,000	Village of Channahon Revenue, Series D, 0.29%, 12/1/32, (LOC: US Bank NA)(b)	3,085,000

		78,265,000

Indiana — 5.63%
7,040,000	City of Fort Wayne Waterworks Revenue, 0.60%, 2/10/11	7,040,000
36,000,000	City of Whiting, TECP, 0.23%, 6/9/10(c)	36,000,000
20,420,000	Indiana Bond Bank Revenue, Series A, 2.00%, 1/6/11, (LOC: JP Morgan Chase Bank)	20,664,707
7,500,000	Indiana Development Finance Authority Revenue, 0.29%, 11/1/35, (LOC: JP Morgan Chase Bank)(b)	7,500,000
4,400,000	Indiana Finance Authority Refunding Revenue, 0.32%, 3/1/36, (LOC: Branch Banking & Trust)(b)	4,400,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.32%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000

		84,144,707

Iowa — 1.98%
6,000,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.30%, 12/1/14, (LOC: Bankers Trust Company)(b)	6,000,000
3,070,000	Iowa Finance Authority Revenue, 0.28%, 2/1/23, (LOC: Wells Fargo Bank)(b)	3,070,000
1,885,000	Iowa Finance Authority Revenue, 0.40%, 4/1/25, (LOC: Bank of America NA)(b)	1,885,000
8,680,000	Iowa Higher Education Loan Authority Revenue, 0.32%, 4/1/27, (LOC: Bank of America NA)(b)	8,680,000
7,870,000	Iowa Higher Education Loan Authority Revenue, 0.38%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,870,000
2,150,000	Woodbury County Revenue, 0.38%, 11/1/16, (LOC: US Bank NA)(b)	2,150,000

		29,655,000

Kansas — 0.21%
3,215,000	City of Olathe Revenue, Series B, 0.40%, 11/1/18, (LOC: Bank of America NA)(b)	3,215,000

Kentucky — 1.38%
8,350,000	County of Warren Refunding Revenue, 0.30%, 4/1/37, (Credit Support: Assured GTY)(b)	8,350,000
6,500,000	Kentucky Economic Development Finance Authority Revenue, Series R-11810, 0.33%, 6/1/16, (Credit Support: Assured GTY)(a)(b)	6,500,000
5,700,000	Louisville & Jefferson County Metropolitan Sewer District Revenue, Series A, 3.00%, 8/19/10	5,737,779

		20,587,779

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Louisiana — 0.87%
$9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.30%, 10/1/37, (LOC: First NBC Bank )(b)	$9,055,000
4,010,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.29%, 2/15/23, (Credit Support: Fannie Mae)(b)	4,010,000

		13,065,000

Maryland — 0.56%
8,300,000	Maryland Health & Higher Educational Facilities Authority Revenue, Series D, 0.27%, 7/1/41, (LOC: TD Bank NA)(b)	8,300,000

Massachusetts — 0.68%
10,000,000	City of New Bedford GO, Series A, 1.75%, 2/11/11	10,094,540

Michigan — 2.83%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.34%, 11/1/24, (Credit Support: AGM, Q-SBLF)(b)	5,000,000
5,000,000	Michigan Municipal Bond Authority, Student Aid Notes Revenue, Series C-1, 3.00%, 8/20/10	5,030,460
15,000,000	Michigan State Hospital Finance Authority Revenue, 0.30%, 6/1/22, (Credit Support: Assured GTY)(b)	15,000,000
5,010,000	Michigan Strategic Fund Revenue, 0.40%, 9/1/40, (LOC: Bank of America)(b)	5,010,000
12,200,000	State of Michigan GO, Series A, 2.00%, 9/30/10	12,289,042

		42,329,502

Minnesota — 4.80%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.36%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
8,035,000	City of Burnsville Refunding Revenue, 0.30%, 1/1/35, (Credit Support: Freddie Mac)(b)	8,035,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.30%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
1,200,000	City of Minnetonka Refunding Revenue, 0.30%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,580,000	City of Oak Park Heights Refunding Revenue, 0.30%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,580,000
1,255,000	City of Spring Lake Park Refunding Revenue, 0.30%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,255,000
10,420,000	Midwest Consortium of Municipal Utilities Revenue, Series B, 0.28%, 10/1/35, (LOC: US Bank NA)(b)	10,420,000
15,000,000	Rochester Health Care Facilities, TECP, 0.30%, 6/10/10(c)	15,000,000
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.33%, 5/1/27, (LOC: US Bank NA)(b)	2,140,000
3,000,000	St. Paul Port Authority Revenue, Series 5-O, 0.30%, 12/1/28, (LOC: Deutsche Bank AG)(b)	3,000,000
3,000,000	St. Paul Port Authority Revenue, Series 9-BB, 0.30%, 3/1/29, (LOC: Deutsche Bank AG)(b)	3,000,000

		71,690,000

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Mississippi — 1.74%
$20,000,000	County of Jackson Port Facilities Refunding Revenue, 0.28%, 6/1/23(b)	$20,000,000
6,040,000	Mississippi Business Finance Corp. Revenue, 0.34%, 5/1/39, (LOC: Capital One NA)(b)	6,040,000

		26,040,000

Missouri — 1.82%
4,200,000	Cape Girardeau County Industrial Development Authority Revenue, Series B, 0.30%, 6/1/39, (LOC: Wells Fargo Bank)(b)	4,200,000
13,600,000	Missouri State Health & Educational Facilities Authority Revenue, Series C-4, 0.30%, 6/1/33, (Credit Support: AGM)(b)	13,600,000
7,420,000	Nodaway County Industrial Development Authority Revenue, 0.30%, 11/1/28, (LOC: US Bank NA)(b)	7,420,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.29%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000

		27,220,000

Nebraska — 0.96%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.28%, 7/1/33, (LOC: US Bank NA)(b)	6,000,000
5,570,000	Saline County Hospital Authority No. 1 Refunding Revenue, Series C, 0.30%, 6/1/31, (LOC: US Bank NA)(b)	5,570,000
2,825,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.33%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: US Bank NA)(b)	2,825,000

		14,395,000

Nevada — 0.71%
5,145,000	City of Fernley GO, Series R-11458, 0.31%, 2/1/16, (Credit Support: Assured GTY)(b)	5,145,000
5,515,000	City of Reno Refunding Revenue, Series A, 0.30%, 6/1/32, (LOC: Bank of America NA)(b)	5,515,000

		10,660,000

New Hampshire — 2.05%
22,000,000	New Hampshire Business Finance Authority Revenue, 0.36%, 10/1/37, (LOC: TD Bank NA)(b)	22,000,000
8,700,000	New Hampshire Health & Education Facilities Authority Revenue, 0.38%, 7/1/28, (LOC: Wells Fargo Bank)(b)	8,700,000

		30,700,000

New Jersey — 2.65%
4,915,000	Austin Trust Various States Revenue, Series 2008-353, 0.39%, 7/1/13, (LOC: Bank of America NA)(b)	4,915,000
2,185,000	City of Newark GO, Series D, 1.25%, 6/17/10	2,187,751
4,000,000	City of Newark GO, Series A, 1.25%, 6/17/10	4,003,912
16,300,000	City of Newark GO, Series E, 3.25%, 4/14/10	16,305,676

35

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$12,185,000	New Jersey Health Care Facilities Financing Authority Revenue, 0.27%, 7/1/24, (LOC: TD Bank NA)(b)	$12,185,000

		39,597,339

New York — 4.79%
11,200,000	Addison Central School District GO, 1.75%, 1/21/11, (Credit Support: State Aid Withholding)	11,298,848
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.32%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
15,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A, 0.50%, 12/1/49(b)	15,000,000
6,500,000	New York State Dormitory Authority Revenue, Series D, 0.26%, 7/1/31, (LOC: TD Bank NA)(b)	6,500,000
2,500,000	New York State Dormitory Authority Wagner College Revenue, 0.25%, 7/1/38, (LOC: TD Bank NA)(b)	2,500,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.33%, 8/1/15, (Credit Support: AMBAC), (LOC: Wells Fargo Bank)(b)	27,400,000
5,964,000	Oppenheim-Ephratah Central School District GO, 2.50%, 6/30/10, (Credit Support: State Aid Withholding)	5,980,286

		71,579,134

North Carolina — 2.71%
9,770,000	North Carolina Capital Facilities Finance Agency Revenue, 0.28%, 8/1/33, (LOC: Wells Fargo Bank)(b)	9,770,000
17,700,000	North Carolina Capital Facilities Finance Agency Revenue, Series B, 0.28%, 6/1/38, (LOC: Wells Fargo Bank)(b)	17,700,000
12,995,000	North Carolina Municipal Power Agency No. 1 Catawba Revenue, Series R-211, 0.30%, 1/1/11, (Credit Support: BHAC-CR, MBIA)(b)	12,995,000

		40,465,000

Ohio — 1.47%
10,200,000	County of Lucas GO, 1.00%, 7/22/10	10,209,296
11,690,000	Xenia Community School District GO, 1.70%, 7/29/10	11,744,008

		21,953,304

Oregon — 1.44%
1,000,000	City of Portland Revenue, Series A, 0.27%, 12/1/11, (LOC: Harris Trust & Savings Bank)(b)	1,000,000
5,300,000	Clackamas County Hospital Facility Authority Refunding Revenue, Series A-1, 0.27%, 11/1/29, (LOC: Sovereign Bank FSB)(b)	5,300,000
6,000,000	Confederated Tribes of the Umatilla Indian Reservation Revenue, 0.32%, 12/1/28, (LOC: Bank of America NA)(b)	6,000,000
4,500,000	Oregon State Department of Administrative Services COP, Series A, OID, 6.00%, 5/1/10, (Credit Support: AMBAC)	4,565,271
4,600,000	Yamhill County Hospital Authority Refunding Revenue, 0.32%, 12/1/34, (LOC: US Bank NA)(b)	4,600,000

		21,465,271

36

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Pennsylvania — 7.99%
$8,900,000	Allegheny County Higher Education Building Authority Revenue, Series A, 0.29%, 3/1/38, (LOC: PNC Bank NA)(b)	$8,900,000
8,000,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.29%, 6/1/30, (LOC: PNC Bank NA)(b)	8,000,000
3,630,000	Allegheny County Hospital Development Authority Revenue, Series A, 1.85%, 5/1/14, (LOC: PNC Bank NA)(b)	3,630,000
5,135,000	Allegheny County Industrial Development Authority Revenue, 0.29%, 6/1/38, (LOC: PNC Bank NA)(b)	5,135,000
1,875,000	Butler County General Authority Revenue, 0.33%, 11/15/21, (Credit Support: AGM)(b)	1,875,000
1,375,000	County of Somerset GO, 0.35%, 10/15/27, (Credit Support: AGM)(b)	1,375,000
3,255,000	Cumberland County Municipal Authority Revenue, Series C, 0.28%, 1/1/33, (LOC: Wells Fargo Bank)(b)	3,255,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.28%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority Refunding Revenue, Series G, 0.28%, 12/1/31(b)	5,000,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.32%, 3/1/24, (LOC: US Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3405, 0.32%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,500,000	Lancaster Industrial Development Authority Revenue, Series B, 0.27%, 12/1/39, (LOC: PNC Bank NA)(b)	7,500,000
8,050,000	Luzerne County Convention Center Authority Revenue, Series A, 0.29%, 9/1/28, (LOC: PNC Bank NA)(b)	8,050,000
15,000,000	Pennsylvania Economic Development Finance Authority Revenue, 0.62%, 12/1/38, (LOC: Wells Fargo Bank)(b)	15,000,000
2,100,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series F2, 2.05%, 5/1/25, (LOC: PNC Bank NA)(b)	2,100,000
4,500,000	Pennsylvania Higher Educational Facilities Authority Revenue, Series J4, 1.85%, 5/1/32, (LOC: PNC Bank NA)(b)	4,500,000
2,970,000	Pennsylvania State Public School Building Authority Revenue, Putters-Series 1970, 0.32%, 12/1/14, (Credit Support: AGM, State Aid Withholding)(b)	2,970,000
7,800,000	Philadelphia Authority for Industrial Development Revenue, 0.38%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,800,000
2,490,000	Shaler Area School District Refunding GO, 0.38%, 9/1/25, (Credit Support: AGM, State Aid Withholding)(b)	2,490,000
4,000,000	Washington County Hospital Authority Revenue, Series A, 1.25%, 7/1/37, (LOC: Wells Fargo Bank)(b)	4,000,000
9,925,000	York County Industrial Development Authority Revenue, 0.29%, 7/1/37, (LOC: PNC Bank NA)(b)	9,925,000

		119,360,000

Rhode Island — 0.58%
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 0.45%, 6/1/37, (LOC: Bank of America NA)(b)	3,200,000

37

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$5,500,000	Rhode Island Health & Educational Building Corp. Revenue, Series R-11811, 0.31%, 5/15/17, (Credit Support: Assured GTY)(a)(b)	$5,500,000

		8,700,000

South Carolina — 2.74%
6,500,000	County of Cherokee Revenue, 0.40%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
6,770,000	South Carolina Jobs-Economic Development Authority Revenue, 0.38%, 5/1/29, (LOC: Wells Fargo Bank)(b)	6,770,000
6,735,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series A, 0.75%, 2/1/11	6,735,000
6,000,000	St Peters Parish-Jasper County Public Facilities Corp. Revenue, Series B, 1.50%, 7/1/10	6,000,000
15,000,000	Town of Lexington Water Works & Sewer Systems Revenue, 1.25%, 4/15/10	14,998,579

		41,003,579

South Dakota — 0.85%
12,640,000	City of Sioux Falls Revenue, Series 2057, 0.34%, 5/15/15, (Credit Support: NATL-RE)(b)	12,640,000

Tennessee — 0.13%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.31%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.92%
3,150,000	Crawford Education Facilities Corp. Revenue, 0.30%, 6/1/18, (LOC: US Bank NA)(b)	3,150,000
5,530,000	DeSoto Industrial Development Authority Refunding Revenue, 0.33%, 12/1/16(b)	5,530,000
1,745,000	El Paso County Hospital District GO, Putters Series 2747, 0.34%, 2/15/16, (Credit Support: Assured GTY)(b)	1,745,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.36%, 10/20/10(c)	9,000,000
4,075,000	Harris County Hospital District Revenue, Series R-12075, 0.30%, 8/15/10, (Credit Support: BHAC-CR, NATL-RE)(b)	4,075,000
8,000,000	Harris County TECP, 0.40%, 6/15/10(c)	8,000,000
3,505,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3356, 0.34%, 2/15/12, (Credit Support: AMBAC)(a)(b)	3,505,000
4,300,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3563, 0.29%, 4/1/15, (Credit Support: AGM)(a)(b)	4,300,000
5,000,000	North Texas Tollway Authority Revenue, Series R-11392, 0.30%, 1/1/16, (Credit Support: BHAC-CR)(b)	5,000,000
5,415,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.38%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,415,000
2,675,000	Tarrant County Health Facilities Development Corp. Revenue OID, 6.00%, 9/1/10	2,736,893
5,750,000	Texas Public Finance Authority TECP, 0.25%, 6/11/10(c)	5,750,000
30,000,000	Texas State Revenue, 2.50%, 8/31/10	30,280,334

		88,487,227

38

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
Utah — 1.72%
$5,000,000	County of Emery Revenue, 0.27%, 11/1/24, (LOC: Wells Fargo Bank)(b)	$5,000,000
805,000	County of Sanpete Revenue, 0.38%, 8/1/28, (LOC: US Bank NA)(b)	805,000
3,700,000	Duchesne County School District Revenue, 0.38%, 6/1/21, (LOC: US Bank NA)(b)	3,700,000
4,922,000	Jordanelle Special Service District Revenue, 0.28%, 9/1/25, (LOC: Wells Fargo Bank)(b)	4,922,000
3,870,000	Ogden City Redevelopment Agency Tax Allocation, Series A, 0.38%, 4/1/25, (LOC: Wells Fargo Bank)(b)	3,870,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.31%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000
2,980,000	Utah Transit Authority Revenue, Series R-11800, 0.30%, 12/15/29, (Credit Support: BHAC-CR, MBIA)(a)(b)	2,980,000

		25,712,000

Virginia — 2.15%
6,735,000	JP Morgan Chase Putters/Drivers Trust Revenue, Series 3313Z, 0.34%, 1/1/31, (Credit Support: NATL-RE, GO of Authority), Callable 7/01/11 @ 100(b)	6,735,000
18,420,000	Montgomery County Industrial Development Authority Revenue, Series A, 0.30%, 2/1/39(b)	18,420,000
6,940,000	Virginia Beach Development Authority Refunding Revenue, 0.32%, 7/1/33, (LOC: Bank of America NA)(b)	6,940,000

		32,095,000

Washington — 2.16%
10,000,000	City of Seattle Revenue, Series R-47, 0.30%, 3/2/21, (Credit Support: AGM)(b)	10,000,000
5,995,000	City of Seattle Revenue, Series R-48, 0.30%, 9/2/20, (Credit Support: AGM)(b)	5,995,000
4,995,000	JP Morgan Chase Putters/Drivers Trust GO, Series 3542Z, 0.34%, 12/1/14, (Credit Support: NATL-RE, FGIC, School Board GTY)(a)(b)	4,995,000
6,930,000	Washington Health Care Facilities Authority Revenue, 0.40%, 8/1/26, (LOC: Bank of America NA)(b)	6,930,000
280,000	Washington State Housing Finance Commission Refunding Revenue, Series B, 0.30%, 7/1/11, (LOC: US Bank NA)(b)	280,000
3,000,000	Washington State Housing Finance Commission Revenue, 0.28%, 10/1/29, (LOC: Wells Fargo Bank)(b)	3,000,000
1,100,000	Washington State Housing Finance Commission Revenue, 0.30%, 7/1/22, (LOC: US Bank NA)(b)	1,100,000

		32,300,000

Wisconsin — 4.54%
4,295,000	Badger TOB Asset Securitization Corp. Revenue, 5.50%, 6/1/10	4,328,828
15,020,000	City of Marshfield Revenue, Series C, 4.00%, 12/1/10	15,371,490
5,000,000	City of Middleton Revenue, 1.75%, 7/1/10	5,009,760
2,645,000	Milwaukee Redevelopment Authority Revenue, 0.29%, 9/1/40,
	(LOC: US Bank NA)(b)	2,645,000

39

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$6,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 0.32%, 8/1/30, (LOC: US Bank NA)(b)	$6,000,000
10,375,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B, 0.32%, 12/1/26, (LOC: US Bank NA)(b)	10,375,000
13,800,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.32%, 4/1/28, (LOC: US Bank NA)(b)	13,800,000
1,760,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.30%, 3/1/23, (LOC: US Bank NA)(b)	1,760,000
8,630,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.38%, 6/1/28, (LOC: Wells Fargo Bank)(b)	8,630,000

		67,920,078

Total Municipal Bonds (Cost $1,419,457,320)		1,419,457,320

Repurchase Agreements — 1.34%
20,000,000	Deutsche Bank AG dated 3/31/10; due 4/1/10 at 0.03% with maturity value of $20,000,017 (fully collateralized by a Fannie Mae security with a maturity date of 12/1/37 at a rate of 6.50%).	20,000,000

Total Repurchase Agreements (Cost $20,000,000)		20,000,000

Shares
Investment Company — 3.41%
51,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	51,000,000

Total Investment Company (Cost $51,000,000)		51,000,000

Total Investments (Cost $1,490,457,320)(d) — 99.71%		$1,490,457,320

Other assets in excess of liabilities — 0.29%		4,297,615

NET ASSETS — 100.00%		$1,494,754,935

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2010. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

40

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2010 (Unaudited)

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Co.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

NATL-RE – National Public Finance Guaranty Corp.

OID – Original Issue Discount

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

TCRS-BNY – Tennessee Consolidated Retirement System Bank of New York

See notes to financial statements.

41

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2010 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund		Tax-Free Money Market Fund
Assets:
Investments, at value (cost $18,287,567,097; $5,742,670,021; $1,490,457,320 respectively)	$18,287,567,097 *	$5,742,670,021	**	$1,490,457,320	***
Cash	363,110,005	271,502,259		1,137,600
Interest and dividends receivable	23,783,574	5,857,016		3,466,015
Prepaid expenses and other assets	384,213	185,856		113,203

Total Assets	18,674,844,889	6,020,215,152		1,495,174,138

Liabilities:
Distributions payable	343,751	86,960		—
Payable for investments purchased	220,471,416	—		—
Accrued expenses and other payables:
Investment advisory fees	1,530,486	482,958		127,919
Audit fees	32,842	28,637		18,637
Trustee fees	6,637	3,359		397
Distribution fees	1,663,961	428,205		228,631
Shareholder reports	302,693	129,847		17,702
Shareholder servicing fees	273,449	61,912		7,269
Transfer Agent fees	—	—		3,906
Other	—	—		14,742

Total Liabilities	224,625,235	1,221,878		419,203

Net Assets	$18,450,219,654	$6,018,993,274		$1,494,754,935

Net Assets Consist Of:
Capital	$18,454,948,562	$6,019,032,047		$1,494,675,380
Undistributed (distributions in excess of) net investment income	(918)	3,719		—
Accumulated net realized gains (losses) from investment transactions	(4,727,990)	(42,492)		79,555

Net Assets	$18,450,219,654	$6,018,993,274		$1,494,754,935

Net Assets:
Fund Level
RBC Institutional Class 1	$6,938,578,716	$1,884,716,840		$175,065,335
RBC Institutional Class 2	923,377,047	15,812,268		352,407,394
RBC Investor Class	4,175,325,103	1,391,747,361		220,890,486
RBC Reserve Class	4,927,024,126	1,636,765,979		454,989,287
RBC Select Class	1,485,914,662	1,089,950,826		291,402,433

Total	$18,450,219,654	$6,018,993,274		$1,494,754,935

42

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	6,938,557,351	1,884,703,288	175,063,447
RBC Institutional Class 2	923,372,552	15,811,418	352,422,583
RBC Investor Class	4,177,422,988	1,391,770,646	220,883,671
RBC Reserve Class	4,929,205,529	1,636,804,511	454,970,424
RBC Select Class S	1,486,510,109	1,089,976,571	291,383,360

Total	18,455,068,529	6,019,066,434	1,494,723,485

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class S	$1.00	$1.00	$1.00

*	$2,811,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,195,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
***	$20,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

43

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2010 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$32,334,592	$7,535,472	$3,059,448
Dividend income	418,170	10,449	34,014

Total Investment Income	32,752,762	7,545,921	3,093,462

Expenses:
Investment advisory fees	9,062,793	2,816,474	660,886
Distribution fees-RBC Institutional Class 2	454,322	30,219	142,000
Distribution fees-RBC Investor Class	21,851,225	7,087,769	1,174,279
Distribution fees-RBC Reserve Class	22,522,251	7,764,151	2,106,263
Distribution fees-RBC Select Class	6,249,873	4,889,736	1,117,891
Shareholder servicing fee-RBC Institutional Class 1	1,645,542	306,825	37,513
Accounting fees	453,140	140,824	33,044
Audit fees	52,628	23,937	14,273
Custodian fees	108,409	38,725	7,669
Insurance fees	80,318	31,235	5,950
Legal fees	202,214	70,693	16,207
Registration and filing fees	159,009	92,531	84,030
Shareholder reports	841,030	239,559	35,958
Transfer agent fees	74,905	21,540	14,867
Trustees’ fees	139,484	45,441	9,898
Other fees	108,161	49,537	14,714

Total expenses before fee reductions	64,005,304	23,649,196	5,475,442
Expenses reduced by:
Shareholder Servicing Agent - Class Specific	—	—	(57)
Distributor - Class Specific	(38,209,219)	(16,887,384)	(2,743,857)

Net Expenses	25,796,085	6,761,812	2,731,528

Net Investment Income	6,956,677	784,109	361,934

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	13,730	(34,042)	89,776

Net realized/unrealized gains (losses) from investments	13,730	(34,042)	89,776

Change in net assets resulting from operations	$6,970,407	$750,067	$451,710

See notes to financial statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$6,956,677	$50,859,576
Net realized gains from investment transactions	13,730	69,009
Net change in unrealized appreciation on investments	—	14,844,247

Change in net assets resulting from operations	6,970,407	65,772,832

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(6,230,641)	(30,891,053)
RBC Institutional Class 2 Shareholders	(178,887)	(23,212)
RBC Investor Class Shareholders	(218,628)	(6,340,573)
RBC Reserve Class Shareholders	(250,368)	(10,119,679)
RBC Select Class Shareholders	(78,153)	(3,485,059)

Change in net assets resulting from shareholder distributions	(6,956,677)	(50,859,576)

Capital Transactions:
Proceeds from shares issued	45,133,559,060	45,303,434,752
Distributions reinvested	3,726,674	48,514,598
Cost of shares redeemed	(42,044,200,751)	(40,600,609,712)

Change in net assets resulting from capital transactions	3,093,084,983	4,751,339,638

Net increase in net assets	3,093,098,713	4,766,252,894

Net Assets:
Beginning of period	15,357,120,941	10,590,868,047

End of period	$18,450,219,654	$15,357,120,941

Distributions in excess of net investment income	$(918)	$(918)

Share Transactions:
Issued	45,133,559,060	45,303,434,752
Reinvested	3,726,674	48,514,598
Redeemed	(42,044,200,751)	(40,600,609,712)

Change in shares resulting from capital transactions	3,093,084,983	4,751,339,638

See notes to financial statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$784,109	$13,093,151
Net realized losses from investment transactions	(34,042)	(7,011)

Change in net assets resulting from operations	750,067	13,086,140

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(563,586)	(7,864,168)
RBC Institutional Class 2 Shareholders	(2,251)	(123,498)
RBC Investor Class Shareholders	(70,879)	(812,604)
RBC Reserve Class Shareholders	(86,270)	(2,280,321)
RBC Select Class Shareholders	(61,123)	(2,012,560)

Change in net assets resulting from shareholder distributions	(784,109)	(13,093,151)

Capital Transactions:
Proceeds from shares issued	9,231,731,091	13,869,654,342
Distributions reinvested	289,297	12,324,595
Cost of shares redeemed	(8,394,683,394)	(11,966,466,424)

Change in net assets resulting from capital transactions	837,336,994	1,915,512,513

Net increase in net assets	837,302,952	1,915,505,502

Net Assets:
Beginning of period	5,181,690,322	3,266,184,820

End of period	$6,018,993,274	$5,181,690,322

Undistributed net investment income	$3,719	$3,719

Share Transactions:
Issued	9,231,731,091	13,869,654,342
Reinvested	289,297	12,324,595
Redeemed	(8,394,683,394)	(11,966,466,424)

Change in shares resulting from capital transactions	837,336,994	1,915,512,513

See notes to financial statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$361,934	$3,318,466
Net realized gains from investment transactions	89,776	160,623

Change in net assets resulting from operations	451,710	3,479,089

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(208,668)	(2,817,040)
RBC Institutional Class 2 Shareholders	(152,070)	(41)
RBC Investor Class Shareholders	(37,908)	(97,915)
RBC Reserve Class Shareholders	(76,297)	(299,976)
RBC Select Class Shareholders	(45,057)	(269,813)

Change in net assets resulting from shareholder distributions	(520,000)	(3,484,785)

Capital Transactions:
Proceeds from shares issued	1,607,674,779	2,278,391,724
Distributions reinvested	494,230	3,484,785
Cost of shares redeemed	(1,039,297,299)	(2,259,627,588)

Change in net assets resulting from capital transactions	568,871,710	22,248,921

Net increase in net assets	568,803,420	22,243,225

Net Assets:
Beginning of period	925,951,515	903,708,290

End of period	$1,494,754,935	$925,951,515

Undistributed net investment income	$—	$—

Share Transactions:
Issued	1,607,674,779	2,278,391,724
Reinvested	494,230	3,484,785
Redeemed	(1,039,297,299)	(2,259,627,588)

Change in shares resulting from capital transactions	568,871,710	22,248,921

See notes to financial statements.

47

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated

		Investment Activities						Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.09	%(c)	$6,939	0.17	%(d)	0.19	%(d)	0.17	%(d)(g)
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00	0.95%		4,426	0.55	%(f)	1.03%		0.55%
Year Ended September 30, 2008	1.00	0.03	(a)	(b	)	0.03		(0.03)		(0.03)		1.00	3.02%		10,591	0.84%		2.94%		0.87%
Year Ended September 30, 2007	1.00	0.05		(b	)	0.05		(0.05)		(0.05)		1.00	4.69%		9,662	0.80%		4.59%		0.89%
Year Ended September 30, 2006	1.00	0.04		(b	)	0.04		(0.04)		(0.04)		1.00	3.99%		8,685	0.80%		3.93%		0.92%
Year Ended September 30, 2005	1.00	0.02		(b	)	0.02		(0.02)		(0.02)		1.00	2.00%		7,922	0.76%		1.97%		0.92%
RBC Institutional Class 2
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.05	%(c)	$923	0.27	%(d)	0.06	%(d)	0.27	%(d)(g)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.62	%(c)	19	0.31	%(d)	0.45	%(d)	0.32	%(d)
RBC Investor Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$4,175	0.35	%(d)	0.01	%(d)	1.13	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.15	%(c)	4,659	0.91	%(d)	0.16	%(d)	1.19	%(d)
RBC Reserve Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$4,927	0.35	%(d)	0.01	%(d)	1.03	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.22	%(c)	4,870	0.83	%(d)	0.24	%(d)	1.08	%(d)
RBC Select Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$1,486	0.35	%(d)	0.01	%(d)	0.92	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.27	%(c)	1,383	0.77	%(d)	0.29	%(d)	0.97	%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(f)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(g)	There were no waivers or reimbursements during the period.

See notes to financial statements.

48

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated

		Investment Activities						Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.05	%(c)	$1,885	0.17	%(d)	0.09	%(d)	0.17	%(d)(g)
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00	0.73%		848	0.49	%(f)	0.98%		(g	)
Year Ended September 30, 2008	1.00	0.03	(a)	(b	)	0.03		(0.03)		(0.03)		1.00	2.70%		3,266	0.72%		2.51%		(g	)
Year Ended September 30, 2007	1.00	0.04		(b	)	0.04		(0.04)		(0.04)		1.00	4.56%		1,393	0.76%		4.47%		(g	)
Year Ended September 30, 2006	1.00	0.04		(b	)	0.04		(0.04)		(0.04)		1.00	3.90%		749	0.78%		3.82%		(g	)
Year Ended September 30, 2005	1.00	0.02		(b	)	0.02		(0.02)		(0.02)		1.00	1.96%		813	0.74%		1.92%		0.77%
RBC Institutional Class 2
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$16	0.25	%(d)	0.01	%(d)	0.27	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.44	%(c)	14	0.30	%(d)	0.56	%(d)	0.30	%(d)
RBC Investor Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$1,392	0.26	%(d)	0.01	%(d)	1.13	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.11	%(c)	1,372	0.65	%(d)	0.07	%(d)	1.17	%(d)
RBC Reserve Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$1,637	0.26	%(d)	0.01	%(d)	1.03	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.14	%(c)	1,714	0.65	%(d)	0.15	%(d)	1.06	%(d)
RBC Select Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.01	%(c)	$1,090	0.26	%(d)	0.01	%(d)	0.92	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.17	%(c)	1,233	0.63	%(d)	0.18	%(d)	0.95	%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(f)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(g)	There were no waivers or reimbursements during the period.

See notes to financial statements.

49

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated

		Investment Activities						Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized/ Unrealized Gain (Loss) on Investment		Total from Investments Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income(Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.16	%(c)	$175		0.18	%(d)	0.26	%(d)	0.18	%(d)
Year Ended September 30, 2009	1.00	0.01	(a)	(b	)	0.01		(0.01)		(0.01)		1.00	0.74%		51		0.71	%(f)	1.49%		0.71%
Year Ended September 30, 2008	1.00	0.02	(a)	(b	)	0.02		(0.02)		(0.02)		1.00	1.95%		904		0.80%		1.90%		0.84%
Year Ended September 30, 2007	1.00	0.03		(b	)	0.03		(0.03)		(0.03)		1.00	3.00%		841		0.70%		2.96%		0.84%
Year Ended September 30, 2006	1.00	0.02		—		0.02		(0.02)		(0.02)		1.00	2.52%		791		0.70%		2.49%		0.85%
Year Ended September 30, 2005	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	1.44%		858		0.66%		1.41%		0.83%
RBC Institutional Class 2
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.11	%(c)	$352		0.28	%(d)	0.13	%(d)	0.28	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.41	%(c)	(h	)	0.34	%(d)	0.45	%(d)	0.34	%(d)
RBC Investor Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.02	%(c)	$221		0.48	%(d)	0.01	%(d)	1.14	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.04	%(c)	202		0.76	%(d)	0.03	%(d)	1.19	%(d)
RBC Reserve Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.02	%(c)	$455		0.47	%(d)	0.01	%(d)	1.04	%(d)
Period Ended Sepember 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.06	%(c)	432		0.74	%(d)	0.05	%(d)	1.09	%(d)
RBC Select Class
Six Months Ended March 31, 2010 (Unaudited)	$1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	$1.00	0.02	%(c)	$291		0.47	%(d)	0.01	%(d)	0.94	%(d)
Period Ended September 30, 2009(e)	1.00	(a	)(b)	(b	)	(b	)	(b	)	(b	)	1.00	0.11	%(c)	242		0.68	%(d)	0.10	%(d)	0.99	%(d)

*	During the periods, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(f)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	Less than $1,000,000.

See notes to financial statements.

50

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”), is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This semi-annual report includes the following three investment portfolios (“Funds”):

•	Prime Money Market Fund (“Prime Money Market Fund”)

•	U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

•	Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc (“RBC GAM (US)”) formerly known as Voyageur Asset Management Inc., acts as the investment adviser for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or PNC Global Investment Servicing (U.S.) Inc. (“PNC”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board of Trustees (the “Board”) to determine a security’s fair value. Investments in open-end companies are valued at net asset value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

51

NOTES TO FINANCIAL STATEMENTS

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2010 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$200,000,000	(a)	$18,087,567,097	(b)	$—	$18,287,567,097
U.S. Government Money Market	20,000,000	(a)	5,722,670,021	(b)(c)	—	5,742,670,021
Tax Free Money Market	51,000,000	(a)	1,439,457,320	(c)	—	1,490,457,320

(a)	Level 1 investments consist of Investment Companies.
(b)	The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.
(c)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Financial Instruments:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2010, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by U.S. Bank N.A., the Funds’ custodian bank, until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

52

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contract RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate
Prime Money Market Fund	All Net Assets	0.10%
U.S. Government Money Market Fund	All Net Assets	0.10%
Tax Free Money Market Fund	All Net Assets	0.10%

RBC Institutional Class 1 of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1. RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2010, RBC GAM (US) voluntarily waived shareholder servicing fees of $57 for Tax-Free Money Market Fund.

RBC GAM (US) and PNC serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the

53

NOTES TO FINANCIAL STATEMENTS

Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. PNC receives a fee for its services payable by the Funds based on the Fund’s average net assets. PNC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2010, the Prime Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $187,860,000 and $0 for Prime Money Market Fund, respectively, and $298,863,000 and $50,575,000 for Tax-Free Money Market Fund, respectively.

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Master Distribution 12b-1 Plan (the”Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Tamarack Distributors Inc. (through February 15, 2010) acted, and Quasar Distributors LLC (effective February 16, 2010) (the “Distributor”) acts as the Funds’ distributor. Tamarack Distributors, Inc. was an affiliate of RBC GAM (US), Quasar Distributors LLC is unaffiliated. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

54

NOTES TO FINANCIAL STATEMENTS

RBC Capital Markets Corporation, in its role as shareholder servicing agent to the Funds, has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2011 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Distributor, any expenses in excess of the Expense Limitation and repay the Distributor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2010, the amounts subject to possible recoupment under the expense limitation agreement are $57,884,368, $30,023,030 and $4,646,293 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund, respectively.

The Distributor may voluntarily waive and/or reimburse additional fund operating expenses from time to time. Any such voluntary program may be modified or discontinued at any time without notice.

For the six months ended March 31, 2010, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Investor Class	$16,913,447
RBC Reserve Class	16,839,728
RBC Select Class	4,456,044

U.S. Government Money Market Fund
RBC Institutional Class 2	$4,235
RBC Investor Class	6,194,233
RBC Reserve Class	6,620,843
RBC Select Class	4,068,073

Tax-Free Money Market Fund
RBC Investor Class	$775,680
RBC Reserve Class	1,317,043
RBC Select Class	651,134

55

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Share transactions for the period were as follows:

	Prime Money Market Fund	Prime Money Market Fund	U.S. Government Money Market Fund	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2010	For the Period Ended September 30, 2009*	For the Six Months Ended March 31, 2010	For the Period Ended September 30, 2009*
	(Unaudited)		(Unaudited)

CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$40,088,656,356	$28,816,601,968	$6,971,637,176	$4,009,468,601
Distributions reinvested	3,002,811	28,549,543	69,051	7,117,794
Cost of shares redeemed	(37,579,390,789)	(35,029,506,446)	(5,935,356,662)	(6,434,449,599)

Change in RBC Institutional Class 1	$2,512,268,378	$(6,184,354,935)	$1,036,349,565	$(2,417,863,204)

RBC Institutional Class 2
Proceeds from shares issued	$1,544,766,394	$142,095,726	$132,581,242	$238,100,001
Distributions reinvested	176,681	19,764	1,959	101,299
Cost of shares redeemed	(640,685,013)	(123,001,000)	(130,868,434)	(224,104,649)

Change in RBC Institutional Class 2	$904,258,062	$19,114,490	$1,714,767	$14,096,651

RBC Investor Class
Proceeds from shares issued	$953,216,829	$6,804,530,025	$718,823,092	$3,386,163,324
Distributions reinvested	218,639	6,340,574	70,886	812,612
Cost of shares redeemed	(1,436,778,022)	(2,150,105,057)	(698,801,613)	(2,015,297,655)

Change in RBC Investor Class	$(483,342,554)	$4,660,765,542	$20,092,365	$1,371,678,281

RBC Reserve Class
Proceeds from shares issued	$1,519,073,988	$6,965,218,353	$615,505,431	$2,901,934,135
Distributions reinvested	250,381	10,119,658	86,272	2,280,328
Cost of shares redeemed	(1,462,097,971)	(2,103,358,880)	(692,994,791)	(1,190,006,864)

Change in RBC Reserve Class	$57,226,398	$4,871,979,131	$(77,403,088)	$1,714,207,599

RBC Select Class
Proceeds from shares issued	$1,027,845,494	$2,574,988,680	$793,184,150	$3,333,988,281
Distributions reinvested	78,161	3,485,059	61,129	2,012,562
Cost of shares redeemed	(925,248,956)	(1,194,638,329)	(936,661,894)	(2,102,607,657)

Change in RBC Select Class	$102,674,699	$1,383,835,410	$(143,416,615)	$1,233,393,186

Change in net assets resulting from capital transactions	$3,093,084,983	$4,751,339,638	$837,336,994	$1,915,512,513

56

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2010	For the Period Ended September 30, 2009*
	(Unaudited)

CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$371,193,808	$293,818,956
Distributions reinvested	182,898	2,817,032
Cost of shares redeemed	(247,010,017)	(1,149,542,084)

Change in RBC Institutional Class 1	$124,366,689	$(852,906,096)

RBC Institutional Class 2
Proceeds from shares issued	$455,181,136	$10,001
Distributions reinvested	152,070	41
Cost of shares redeemed	(102,920,665)	—

Change in RBC Institutional Class 2	$352,412,541	$10,042

RBC Investor Class
Proceeds from shares issued	$233,465,963	$430,651,538
Distributions reinvested	37,910	97,917
Cost of shares redeemed	(214,167,071)	(229,202,586)

Change in RBC Investor Class	$19,336,802	$201,546,869

RBC Reserve Class
Proceeds from shares issued	$243,952,136	$821,914,742
Distributions reinvested	76,295	299,980
Cost of shares redeemed	(220,761,748)	(390,510,981)

Change in RBC Reserve Class	$23,266,683	$431,703,741

RBC Select Class
Proceeds from shares issued	$303,881,736	$731,996,487
Distributions reinvested	45,057	269,815
Cost of shares redeemed	(254,437,798)	(490,371,937)

Change in RBC Select Class	$49,488,995	$241,894,365

Change in net assets resulting from capital transactions	$568,871,710	$22,248,921

*	For the year ended September 30, 2009 for the RBC Institutional Class 1 and from November 21, 2008 (commencement of operations) through September 30, 2009 for RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

57

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2009 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$50,227,912	$—	$—	$50,227,912	$—	$50,227,912
U.S. Government Money Market Fund	13,072,069	—	3,719	13,075,788	—	13,075,788
Tax-Free Money Market Fund	60,960	582	165,737	227,279	3,257,506	3,484,785

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2010.

As of September 30, 2009, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$3,069	2013
	40,324	2014
	52,797	2015
	38,902	2016
	4,606,628	2017

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2010 and as such are included in current year earnings.

Deferred Post-October Losses
U.S. Government Money Market Fund	$8,450

7. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

58

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.90	$0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.50	1.35	0.27%
RBC Investor Class	1,000.00	1,000.10	1.75	0.35%
RBC Reserve Class	1,000.00	1,000.10	1.75	0.35%
RBC Select Class	1,000.00	1,000.10	1.75	0.35%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.50	0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.10	1.25	0.25%
RBC Investor Class	1,000.00	1,000.10	1.30	0.26%
RBC Reserve Class	1,000.00	1,000.10	1.30	0.26%
RBC Select Class	1,000.00	1,000.10	1.30	0.26%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,001.60	0.90	0.18%
RBC Institutional Class 2	1,000.00	1,001.10	1.40	0.28%
RBC Investor Class	1,000.00	1,000.20	2.39	0.48%
RBC Reserve Class	1,000.00	1,000.20	2.34	0.47%
RBC Select Class	1,000.00	1,000.20	2.34	0.47%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

59

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.08	$0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.59	1.36	0.27%
RBC Investor Class	1,000.00	1,023.19	1.77	0.35%
RBC Reserve Class	1,000.00	1,023.19	1.77	0.35%
RBC Select Class	1,000.00	1,023.19	1.77	0.35%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.08	0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.68	1.26	0.25%
RBC Investor Class	1,000.00	1,023.64	1.31	0.26%
RBC Reserve Class	1,000.00	1,023.64	1.31	0.26%
RBC Select Class	1,000.00	1,023.64	1.31	0.26%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.03	0.91	0.18%
RBC Institutional Class 2	1,000.00	1,023.54	1.41	0.28%
RBC Investor Class	1,000.00	1,022.54	2.42	0.48%
RBC Reserve Class	1,000.00	1,022.59	2.37	0.47%
RBC Select Class	1,000.00	1,022.59	2.37	0.47%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one-half year period).

60

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2010.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.), Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-10

Semi-Annual Report

For the period ended March 31, 2010

Access Capital Community Investment Fund

	RBC Funds
About Your Semi-Annual Report
	This semi-annual report includes detailed information about the Access Capital Community Investment Fund (the “Fund”) including financial statements, performance, and a complete list of holdings.

	The Fund compares its performance against the Barclays Capital U.S. Securitized Index and the Barclays Capital U.S. Aggregate Bond Index which are widely used market indices.

	We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-973-0073; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

	A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

	Letter from the CIO	1
	Portfolio Managers	4
	Performance Summary	5
	Fund Statistics	6
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statement of Assets and Liabilities	32
	- Statement of Operations	34
	- Statements of Changes in Net Assets	35
	- Statement of Cash Flows	36
	Financial Highlights	37
	Notes to Financial Statements	39
	Share Class Information	50
	Supplemental Information	51

LETTER FROM THE CIO

Dear Shareholder:

RBC Funds enjoyed another solid six month period of providing solutions for our shareholders. We understand the important role our funds play in helping you to build and achieve your financial goals. From a financial perspective, we are pleased to report that all of our Funds continued to perform as expected during the first six months of our fiscal year. In some instances, we performed beyond our expectations.

The Access Capital Community Investment Fund continues to have a positive impact by filling capital gaps in underserved communities. The Fund enters into its twelfth year of operations providing returns to shareholders that include both an economic bottom line and a social bottom line. The Fund invests in debt securities that support community development activities serving low and moderate income individuals and neighborhoods in the United States. The Fund’s investments promote home ownership, affordable rental housing, education, community health centers and small businesses. The Fund has also provided solid financial performance for our shareholders as reflected in the highest overall Lipper Leader ranking we can achieve for principal preservation and consistent returns. The Access Capital Community Investment Fund was designated a Lipper Leader in the Preservation category among 4153 US Mortgage funds as well as a Lipper Leader in the Consistent Return category among 85 US Mortgage funds for the Overall period ending 3/31/2010.

Lipper ratings for preservation reflect a fund’s historical loss avoidance relative to other funds within the same asset class, as of 3/31/2010. Preservation ratings are relative, rather than absolute measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed income funds. Lipper Ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of 3/31/2010.

(Complete performance data for the Fund can be found on page 5 of this report).

Although overall economic activity has shown signs of sustainable improvement, we remain concerned that growth will remain below potential until the housing market and employment picture materially improve. We remain wary to judge independently the health prospects for the US economy given the large amounts of stimulus still working their way through the system. We continue to believe that the most likely scenario for the US economy in 2010-2011 is a ‘half-speed’ recovery. Our forecast remains cautious as we feel that an accelerating economy will depend on final demand as opposed to government stimulus and inventory accumulation. Inflation remains well under control and is not a significant concern presently. Treasury note and bond issuance has been very heavy, and is likely to continue so, which could result in increased market volatility in the months ahead.

The Treasury yield curve remains solidly anchored in the short end. The U.S. Federal Reserve (“the Fed”) has clearly signaled its intention to keep the Fed Funds rate at an exceptionally low level for an extended period of time. The slope of the Treasury yield curve remains very positive and may become more

1

John Huber Chief Investment Officer Fixed Income	LETTER FROM THE CIO

so as we believe the Fed is on hold for the balance of 2010, helping the banks achieve profitability and re-build their capital base. It is becoming apparent that the Fed is nearing an inflection point in its conduct of monetary policy. Nascent signs of tightening have appeared, including an increase in the Fed discount rate from .5% to .75%, and termination of special liquidity facilities in place since 2008. Both are designed to push lenders back into the private credit markets. Still under consideration is how to most effectively unwind the Fed’s quantitative easing activities by reversing the recently ended $1.7 trillion acquisition of Treasury and mortgage backed securities. Financial regulatory reform appears increasingly likely to get passed in some form, and it should. That said, the market remains anxious to understand the nature and impact of proposed reforms as they are debated in Washington D.C.

As always, we will remain steadfast in our goal of principal preservation of our shareholders assets while striving to provide the necessary liquidity and income generation they deserve and expect. Thank you for your continued confidence and trust in the RBC Funds.

Sincerely,

John M. Huber, CFA
Chief Investment Officer, Fixed Income RBC Funds
Past performance is not a guarantee of future results
Opinions expressed are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. In general, the risk of price fluctuation increases with the length of the bond’s maturity. Investment in the Fund involves risks including, but not limited to: the effects of leveraging the Fund’s portfolio; concentration in the affordable housing market and related mortgage backed securities; competition for investments; interest rate risk; and use of derivatives.

Lipper Leader scores are subject to change every month and are calculated for the following time periods: 3-year, 5-year, 10-year, and overall. The overall calculation is based on an equal-weighted average of percentile rank for each category metric over three-, five-, and ten-year periods (if applicable). The top 20% of funds in each classification are rated 5 and are named Lipper Leaders, the next 20% are rated 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. The Access Capital Community Investment Fund, in Lipper’s US Mortgage Fund category, received the following ratings for the three-, five-, and 10 year periods respectively, for the period ending 3/31/2010: Preservation: 5 out of 4153 funds, 5 out of 3615 funds, and 4 out of 2460 funds; Consistent Returns: 5 out of 82 funds and 5 out of 79 funds (no rating for 10 year period).

2

LETTER FROM THE CIO

Each Lipper peer group represents a universe of Funds with similar investment objectives

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper Leader © 2010, Reuters, All Rights Reserved

3

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA	John M. Huber, CFA
Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber directs RBC GAM (US)’s fixed income group. John joined RBC GAM (US) in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

Brian Svendahl	Brian Svendahl, CFA
Managing Director, Senior Portfolio Manager

Brian Svendahl is a senior portfolio manager leading RBC GAM (US)’s Risk Management Team which monitors various risks within our fixed income products. Brian also has specific research responsibilities for government and agency loans including small business administration and U.S.D.A. programs. Brian joined RBC GAM (US) in 2005 from Wells Fargo Brokerage Services, where he served as senior vice president and risk manager. Prior to that, Brian’s experiences include developing VAR analysis and off balance sheet hedging strategies for Wells Fargo’s Treasury group. Brian has worked in the investment industry since 1992. Brian received a BS in Economics from the University of Minnesota. He also received a BBA in Finance and an MBA from the University of Minnesota, Carlson School of Management. Brian is a CFA charterholder and member of the CFA Society of Minnesota.

4

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2010

Access Capital Community Investment Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including
Maximum Sales
Charge of 3.75%	2.74%	4.43%	4.20%	4.99%	4.71%
- At Net Asset Value	6.70%	5.76%	5.01%	5.39%	5.05%	1.11%
Class I (b)
- At Net Asset Value	6.97%	5.87%	5.16%	5.60%	5.34%	1.06%

Barclays Capital U. S. Securitized Index (c)	7.99%	6.55%	5.82%	6.37%	5.99%
Barclays Capital U. S. Aggregate Bond Index (c)	7.69%	6.14%	5.44%	6.29%	5.85%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a)    The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b)    Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c)    You cannot invest directly into the index.

*       The Fund’s expenses reflect the most recent year end (September 30, 2009).

5

	FUND STATISTICS (UNAUDITED)

	Access Capital Community Investment Fund

Investment	Current income and capital appreciation
Objective
Benchmark	Barclays Capital U.S. Securitized Index

	Barclays Capital U.S. Aggregate Bond Index

Asset Allocation (as of 3/31/10) (% of fund’s investments)

Top Ten Holdings	Fannie Mae, Series 2004-T7,	1.97%	Community Reinvestment	1.19%
(as of 3/31/10)	Class A, 5.12%, 7/25/41		Revenue Notes, 3.98%, 8/1/35
(% of fund’s net	Fannie Mae Pool #463212,	1.85%	Massachusetts Housing Finance	1.14%
assets)	4.68%, 8/1/19		Agency Revenue, Series B,
	Fannie Mae Pool #387590,	1.71%	6.53%, 12/1/27
	4.90%, 9/1/15		Fannie Mae Pool #AA0527,	1.06%
	Massachusetts Housing	1.68%	5.50%, 12/1/38
	Investment Corp. Term Loan ,		Fannie Mae Pool #874136,	0.96%
	6.67%, 4/1/35		5.57%, 12/1/16
	New York City Housing	1.30%	Ginnie Mae Pool #713519,	0.94%
	Development Corp. Revenue,		6.00%, 7/1/39
	Series B, 4.95%, 5/15/36

	* A listing of all portfolio holdings can be found beginning on page 8.

6

FUND STATISTICS (UNAUDITED)

Access Capital Community Investment Fund

Growth of $10,000 Initial Investment Since Inception

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index do not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2010 (Unaudited)

Principal Amount		Value
Municipal Bonds — 4.65%
Arizona — 0.13%
$752,645	Phoenix & Pima County Industrial Development Authority Revenue, Series 2A, 5.45%, 3/1/39, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 9/1/16 @ 103	$780,741

California — 0.49%
130,000	California Rural Home Mortgage Finance Authority Refunding Revenue, Series A, 4.20%, 2/1/27, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	125,986

655,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	666,685

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	981,523

440,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	429,286

740,000	Sacramento County Housing Authority Revenue, Series B-1, 5.00%, 1/20/48, (Credit Support: Ginnie Mae), Callable 7/20/17 @ 102	694,704

		2,898,184

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 5/3/10 @ 101	132,066

Massachusetts — 1.14%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE, IBC), Callable 6/1/17 @ 100	6,720,538

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/18 @ 105	99,412

New York — 1.98%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	665,060

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$7,750,000	New York City Housing Development Corp. Revenue, Series B, 4.95%, 5/15/36, (Credit Support: Fannie Mae), Callable 11/1/15 @ 100	$7,671,105

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	671,174

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	962,140

1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 12/1/11 @ 102	1,667,434

		11,636,913

Ohio — 0.11%
670,000	Ohio Housing Finance Agency Refunding Revenue, 5.32%, 9/1/38, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/16 @ 100	668,627

Texas — 0.19%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	1,118,548

Utah — 0.57%
810,000	Utah Housing Corp. Single Family Mortgage Revenue, Series B-2, Class 1, 4.33%, 1/1/18, Callable 1/1/17 @ 100	809,020

2,555,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	2,515,806

		3,324,826

Total Municipal Bonds		27,379,855

(Cost $25,090,156)
Corporate Bonds — 0.39%
Diversified Financials — 0.39%
575,000	Atlantic Marine Corps Communities LLC 5.34%, 12/1/49(Credit Support: MBIA)(b)	458,540

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,395,000	Fort Knox Military Housing Privatization Project 0.57%, 2/15/49(Credit Support: AMBAC)(a)(b)(c)	$763,691
2,000,000	Pacific Beacon LLC 0.65%, 7/15/49(Credit Support: MBIA)(a)(b)(c)	1,099,981

Total Corporate Bonds		2,322,212

(Cost $3,862,573)
U.S. Government Agency Backed Mortgages — 95.87%
Fannie Mae — 69.27%
26,348	Pool #253174, 7.25%, 12/1/29	29,658
139,157	Pool #253212, 7.50%, 1/1/30	157,465
43,900	Pool #253214, 7.00%, 1/1/15	47,451
113,260	Pool #257611, 5.50%, 5/1/38	120,068
52,724	Pool #257612, 5.00%, 5/1/38	54,727
393,952	Pool #257613, 5.50%, 6/1/38	419,605
291,064	Pool #257631, 6.00%, 7/1/38	310,988
457,818	Pool #257632, 5.50%, 7/1/38	485,339
297,137	Pool #257649, 5.50%, 7/1/38	315,000
225,857	Pool #257656, 6.00%, 8/1/38	241,318
469,200	Pool #257663, 5.50%, 8/1/38	497,406
807,410	Pool #257857, 6.00%, 12/1/37	863,058
190,722	Pool #257868, 6.50%, 11/1/37	207,920
189,943	Pool #257869, 5.50%, 12/1/37	202,311
150,602	Pool #257875, 5.50%, 12/1/37	159,655
477,611	Pool #257890, 5.50%, 2/1/38	506,322
2,901,581	Pool #257892, 5.50%, 2/1/38	3,076,009
1,013,590	Pool #257893, 6.00%, 2/1/38	1,082,972
139,230	Pool #257897, 5.50%, 2/1/38	147,599
232,285	Pool #257898, 6.00%, 2/1/38	248,186
101,058	Pool #257899, 5.00%, 2/1/38	104,898
221,741	Pool #257900, 5.00%, 1/1/38	231,275
298,678	Pool #257901, 5.50%, 2/1/38	318,126
55,687	Pool #257902, 6.00%, 2/1/38	59,777
443,541	Pool #257903, 5.50%, 2/1/38	470,204
206,049	Pool #257904, 6.00%, 2/1/38	220,153
190,563	Pool #257913, 5.50%, 1/1/38	202,018
130,445	Pool #257914, 6.00%, 1/1/38	139,375
115,586	Pool #257919, 6.00%, 2/1/38	123,498
219,279	Pool #257926, 5.50%, 3/1/38	232,461
156,768	Pool #257927, 5.50%, 3/1/38	166,192
163,936	Pool #257928, 6.00%, 3/1/38	175,158
305,984	Pool #257942, 5.50%, 4/1/38	324,378
106,159	Pool #257943, 6.00%, 4/1/38	113,426
100,453	Pool #257973, 5.00%, 5/1/38	104,270
898,602	Pool #257974, 5.50%, 4/1/38	952,622
86,205	Pool #257995, 6.00%, 7/1/38	92,105

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$745,200	Pool #258000, 5.00%, 4/1/34	$772,040
167,419	Pool #258001, 5.00%, 3/1/34	173,450
114,214	Pool #258005, 5.50%, 3/1/34	120,961
74,247	Pool #258022, 5.50%, 5/1/34	78,633
632,400	Pool #258024, 5.00%, 6/1/34	655,178
100,460	Pool #258027, 5.00%, 5/1/34	104,079
27,533	Pool #258028, 5.00%, 5/1/34	28,525
117,963	Pool #258030, 5.00%, 5/1/34	122,212
76,086	Pool #258031, 5.00%, 5/1/34	78,827
308,453	Pool #258049, 5.00%, 5/1/34	319,563
57,784	Pool #258050, 5.50%, 5/1/34	61,198
48,991	Pool #258051, 5.00%, 5/1/34	50,756
527,559	Pool #258070, 5.00%, 6/1/34	546,560
167,171	Pool #258090, 5.00%, 6/1/34	173,192
332,099	Pool #258092, 5.50%, 6/1/34	351,719
173,196	Pool #258093, 5.50%, 6/1/34	183,428
82,121	Pool #258094, 5.00%, 6/1/34	85,078
61,070	Pool #258095, 5.50%, 7/1/34	64,678
79,765	Pool #258097, 5.50%, 6/1/34	84,477
50,757	Pool #258121, 5.50%, 6/1/34	53,756
259,209	Pool #258152, 5.50%, 8/1/34	274,522
464,654	Pool #258157, 5.00%, 8/1/34	481,390
194,494	Pool #258163, 5.50%, 8/1/34	205,984
129,460	Pool #258165, 5.50%, 8/1/34	137,108
139,250	Pool #258166, 5.50%, 9/1/34	147,476
225,180	Pool #258171, 5.50%, 10/1/34	238,483
438,802	Pool #258173, 5.50%, 10/1/34	464,726
303,020	Pool #258180, 5.00%, 10/1/34	313,935
162,454	Pool #258182, 5.00%, 10/1/34	168,305
85,905	Pool #258185, 5.50%, 10/1/34	90,980
169,254	Pool #258186, 5.50%, 11/1/34	179,254
147,983	Pool #258187, 5.50%, 11/1/34	156,726
767,359	Pool #258188, 5.50%, 11/1/34	812,692
236,199	Pool #258198, 5.50%, 10/1/34	250,153
96,008	Pool #258199, 5.50%, 9/1/34	101,679
235,656	Pool #258203, 5.50%, 10/1/34	249,578
156,735	Pool #258210, 5.50%, 11/1/34	165,994
111,102	Pool #258221, 5.50%, 11/1/34	117,665
48,565	Pool #258222, 5.00%, 11/1/34	50,557
137,256	Pool #258224, 5.50%, 12/1/34	145,364
144,402	Pool #258225, 5.50%, 11/1/34	152,933
287,034	Pool #258236, 5.00%, 12/1/34	297,373
176,096	Pool #258237, 5.50%, 1/1/35	186,169
1,027,769	Pool #258238, 5.00%, 1/1/35	1,069,926
45,280	Pool #258245, 5.50%, 12/1/34	47,956
115,232	Pool #258249, 5.00%, 12/1/34	119,383
99,389	Pool #258250, 5.50%, 11/1/34	105,261
153,977	Pool #258251, 5.50%, 1/1/35	163,844

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$81,303	Pool #258252, 5.50%, 12/1/34	$86,106
233,551	Pool #258254, 5.50%, 12/1/34	247,349
140,030	Pool #258258, 5.00%, 1/1/35	145,555
425,473	Pool #258300, 5.00%, 3/1/35	442,261
139,380	Pool #258301, 5.50%, 2/1/35	148,050
194,772	Pool #258302, 5.00%, 3/1/35	202,457
196,159	Pool #258303, 5.00%, 2/1/35	203,899
276,900	Pool #258304, 5.00%, 2/1/35	287,825
411,395	Pool #258305, 5.00%, 3/1/35	427,627
13,099	Pool #258311, 5.00%, 2/1/35	13,616
83,007	Pool #258312, 5.50%, 2/1/35	88,170
321,388	Pool #258324, 5.50%, 4/1/35	341,379
330,073	Pool #258325, 5.50%, 4/1/35	350,604
391,832	Pool #258333, 5.00%, 4/1/35	407,292
346,060	Pool #258336, 5.00%, 4/1/35	359,714
310,186	Pool #258338, 5.00%, 4/1/35	322,424
259,235	Pool #258339, 5.00%, 4/1/35	269,464
76,147	Pool #258340, 5.00%, 3/1/35	79,152
92,278	Pool #258341, 5.00%, 4/1/35	95,919
101,527	Pool #258342, 5.00%, 4/1/35	105,533
411,543	Pool #258343, 5.00%, 4/1/35	427,780
236,314	Pool #258346, 5.00%, 3/1/35	245,638
1,090,415	Pool #258347, 5.00%, 4/1/35	1,133,438
247,330	Pool #258388, 5.50%, 6/1/35	262,715
493,739	Pool #258392, 5.00%, 6/1/35	513,220
550,561	Pool #258393, 5.00%, 5/1/35	572,284
278,734	Pool #258394, 5.00%, 5/1/35	289,732
399,347	Pool #258395, 5.50%, 6/1/35	424,187
55,736	Pool #258400, 5.00%, 6/1/35	57,936
417,804	Pool #258402, 5.00%, 6/1/35	434,288
74,431	Pool #258403, 5.00%, 6/1/35	77,368
100,198	Pool #258404, 5.00%, 6/1/35	104,151
86,341	Pool #258406, 5.50%, 5/1/35	91,712
175,349	Pool #258407, 5.00%, 5/1/35	182,268
52,968	Pool #258408, 5.00%, 5/1/34	54,876
202,963	Pool #258409, 5.00%, 5/1/35	210,972
110,368	Pool #258410, 5.00%, 4/1/35	114,723
119,775	Pool #258411, 5.50%, 5/1/35	127,225
158,636	Pool #258422, 5.00%, 6/1/35	164,895
139,039	Pool #258427, 5.00%, 7/1/35	144,525
165,618	Pool #258428, 5.00%, 7/1/35	172,153
91,511	Pool #258439, 5.50%, 6/1/35	97,204
407,341	Pool #258448, 5.00%, 8/1/35	423,412
136,069	Pool #258449, 5.50%, 7/1/35	144,532
746,513	Pool #258450, 5.50%, 8/1/35	792,949
56,067	Pool #258451, 5.50%, 7/1/35	59,555
162,230	Pool #258454, 5.50%, 7/1/35	172,321
339,977	Pool #258456, 5.00%, 8/1/35	353,391

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$565,702	Pool #258460, 5.00%, 8/1/35	$588,022
164,228	Pool #258470, 5.00%, 7/1/35	170,708
103,506	Pool #258479, 5.50%, 7/1/35	109,944
537,068	Pool #258480, 5.00%, 8/1/35	558,258
158,111	Pool #258551, 5.50%, 11/1/35	167,946
343,003	Pool #258552, 5.00%, 11/1/35	356,536
60,023	Pool #258555, 5.00%, 10/1/35	62,391
113,245	Pool #258556, 5.50%, 11/1/35	120,289
124,859	Pool #258562, 5.50%, 11/1/35	132,625
114,335	Pool #258569, 5.00%, 10/1/35	118,846
1,192,626	Pool #258571, 5.50%, 11/1/35	1,266,811
161,587	Pool #258595, 5.50%, 12/1/35	171,638
332,568	Pool #258596, 6.00%, 12/1/35	355,904
120,035	Pool #258598, 5.00%, 12/1/35	124,772
182,870	Pool #258599, 5.50%, 1/1/36	193,959
264,561	Pool #258600, 6.00%, 1/1/36	282,381
112,309	Pool #258610, 5.50%, 8/1/35	119,295
166,498	Pool #258621, 5.50%, 1/1/36	176,595
1,530,910	Pool #258627, 5.50%, 2/1/36	1,626,136
174,775	Pool #258633, 5.50%, 12/1/35	185,646
393,026	Pool #258634, 5.50%, 2/1/36	416,859
608,975	Pool #258643, 5.50%, 1/1/36	646,855
654,104	Pool #258644, 5.50%, 2/1/36	693,769
97,479	Pool #258650, 5.50%, 1/1/36	103,390
677,063	Pool #258658, 5.50%, 3/1/36	718,120
114,589	Pool #258663, 5.50%, 2/1/36	121,538
199,457	Pool #258721, 5.50%, 4/1/36	211,552
148,633	Pool #258736, 5.00%, 3/1/36	154,312
142,834	Pool #258737, 5.50%, 12/1/35	152,299
89,670	Pool #258763, 6.00%, 5/1/36	95,711
246,066	Pool #258765, 6.00%, 5/1/36	262,640
178,398	Pool #258766, 5.50%, 5/1/36	189,216
230,451	Pool #258767, 6.00%, 6/1/36	245,974
156,191	Pool #258773, 5.50%, 6/1/36	165,663
223,335	Pool #258779, 6.00%, 5/1/36	238,378
54,057	Pool #259004, 8.00%, 2/1/30	62,655
37,438	Pool #259011, 8.00%, 3/1/30	43,392
64,210	Pool #259030, 8.00%, 4/1/30	74,423
8,087	Pool #259178, 6.50%, 3/1/31	8,935
218,704	Pool #259181, 6.50%, 3/1/31	241,637
174,090	Pool #259187, 6.50%, 4/1/31	192,345
91,630	Pool #259190, 6.50%, 4/1/31	101,238
167,325	Pool #259191, 6.50%, 4/1/31	184,871
144,567	Pool #259201, 6.50%, 4/1/31	159,726
38,709	Pool #259213, 6.50%, 5/1/31	42,769
142,929	Pool #259256, 6.50%, 8/1/31	157,916
39,737	Pool #259284, 6.50%, 8/1/31	43,904
45,169	Pool #259306, 6.50%, 9/1/31	49,906

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$87,656	Pool #259309, 6.50%, 10/1/31	$96,847
220,887	Pool #259316, 6.50%, 11/1/31	244,049
176,594	Pool #259327, 6.00%, 11/1/31	192,187
26,411	Pool #259331, 6.00%, 11/1/31	28,743
121,789	Pool #259369, 6.00%, 1/1/32	132,543
80,311	Pool #259372, 6.00%, 1/1/32	87,402
78,283	Pool #259376, 6.00%, 1/1/32	85,048
82,629	Pool #259377, 6.50%, 12/1/31	91,293
40,467	Pool #259378, 6.00%, 12/1/31	44,040
88,667	Pool #259390, 6.00%, 1/1/32	96,329
89,013	Pool #259391, 6.00%, 1/1/32	96,872
98,106	Pool #259392, 6.50%, 1/1/32	108,394
113,137	Pool #259393, 6.00%, 1/1/32	122,914
145,604	Pool #259397, 6.00%, 2/1/32	158,187
53,485	Pool #259398, 6.50%, 2/1/32	59,093
86,250	Pool #259440, 6.50%, 4/1/32	95,294
98,893	Pool #259560, 6.00%, 9/1/32	107,439
133,048	Pool #259590, 5.50%, 11/1/32	141,241
84,724	Pool #259592, 5.50%, 10/1/32	89,941
68,555	Pool #259598, 6.00%, 10/1/32	74,480
51,876	Pool #259599, 6.00%, 10/1/32	56,359
102,558	Pool #259607, 5.50%, 11/1/32	108,873
158,523	Pool #259610, 5.50%, 11/1/32	168,284
284,897	Pool #259611, 5.50%, 11/1/32	302,440
81,859	Pool #259612, 5.50%, 11/1/32	86,900
226,327	Pool #259614, 6.00%, 11/1/32	245,887
114,406	Pool #259623, 5.50%, 12/1/32	121,451
109,379	Pool #259625, 6.00%, 11/1/32	118,831
101,396	Pool #259634, 5.50%, 12/1/32	107,640
274,631	Pool #259650, 5.50%, 2/1/33	291,456
75,535	Pool #259655, 5.50%, 2/1/33	80,162
123,636	Pool #259658, 5.50%, 2/1/33	131,211
381,558	Pool #259659, 5.50%, 2/1/33	404,934
170,897	Pool #259667, 5.50%, 2/1/33	181,368
41,859	Pool #259671, 5.50%, 2/1/33	44,423
179,611	Pool #259686, 5.50%, 3/1/33	190,615
71,730	Pool #259689, 5.50%, 3/1/33	76,124
51,780	Pool #259722, 5.00%, 5/1/33	53,726
154,021	Pool #259723, 5.00%, 5/1/33	159,809
62,655	Pool #259724, 5.00%, 5/1/33	65,217
364,783	Pool #259725, 5.00%, 5/1/33	378,492
78,798	Pool #259726, 5.00%, 5/1/33	81,759
218,667	Pool #259728, 5.00%, 6/1/33	226,885
134,841	Pool #259729, 5.00%, 6/1/33	139,909
173,524	Pool #259731, 5.00%, 6/1/33	180,045
142,093	Pool #259733, 5.50%, 6/1/33	150,799
83,445	Pool #259734, 5.50%, 5/1/33	88,557
380,786	Pool #259748, 5.00%, 6/1/33	395,096

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$217,939	Pool #259753, 5.00%, 7/1/33	$226,130
81,248	Pool #259757, 5.00%, 6/1/33	84,302
563,417	Pool #259761, 5.00%, 6/1/33	584,591
297,300	Pool #259764, 5.00%, 7/1/33	308,473
129,059	Pool #259765, 5.00%, 7/1/33	133,909
197,749	Pool #259776, 5.00%, 6/1/33	205,181
154,794	Pool #259777, 5.00%, 7/1/33	160,611
172,761	Pool #259779, 5.00%, 7/1/33	179,254
114,445	Pool #259780, 5.00%, 7/1/33	118,746
104,328	Pool #259781, 5.00%, 7/1/33	108,249
112,511	Pool #259782, 5.00%, 7/1/33	116,739
63,842	Pool #259789, 5.00%, 7/1/33	66,241
117,443	Pool #259807, 5.00%, 8/1/33	121,857
227,410	Pool #259808, 5.00%, 8/1/33	235,956
152,765	Pool #259809, 5.00%, 8/1/33	158,506
677,105	Pool #259816, 5.00%, 8/1/33	702,551
35,453	Pool #259819, 5.00%, 8/1/33	36,785
92,135	Pool #259820, 5.00%, 8/1/33	95,598
255,734	Pool #259821, 5.00%, 7/1/33	265,344
464,097	Pool #259830, 5.00%, 8/1/33	481,538
568,204	Pool #259848, 5.00%, 9/1/33	589,558
137,137	Pool #259862, 5.50%, 9/1/33	145,539
90,628	Pool #259867, 5.50%, 10/1/33	96,180
340,299	Pool #259869, 5.50%, 10/1/33	361,147
102,744	Pool #259871, 5.50%, 9/1/33	109,038
316,749	Pool #259872, 5.50%, 11/1/33	336,155
151,708	Pool #259873, 5.50%, 10/1/33	161,002
149,508	Pool #259875, 5.50%, 10/1/33	158,668
87,946	Pool #259876, 5.50%, 10/1/33	93,334
97,274	Pool #259877, 5.50%, 9/1/33	103,234
223,488	Pool #259879, 5.50%, 10/1/33	237,180
131,634	Pool #259884, 5.50%, 11/1/33	139,699
41,257	Pool #259904, 5.50%, 11/1/33	43,785
320,385	Pool #259906, 5.50%, 11/1/33	340,014
233,281	Pool #259908, 5.50%, 11/1/33	247,573
145,850	Pool #259926, 5.50%, 12/1/33	154,786
63,817	Pool #259928, 5.50%, 12/1/33	67,727
312,975	Pool #259930, 5.00%, 11/1/33	324,736
97,337	Pool #259936, 5.50%, 11/1/33	103,301
228,507	Pool #259938, 5.50%, 12/1/33	242,506
22,424	Pool #259939, 5.50%, 11/1/33	23,797
137,736	Pool #259944, 5.50%, 1/1/34	145,873
108,637	Pool #259946, 5.50%, 12/1/33	115,293
192,696	Pool #259961, 5.50%, 3/1/34	204,080
251,449	Pool #259962, 5.50%, 3/1/34	266,304
336,465	Pool #259976, 5.00%, 3/1/34	348,584
145,040	Pool #259977, 5.00%, 3/1/34	150,264
48,484	Pool #259998, 5.00%, 3/1/34	50,230

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$745,654	Pool #380307, 6.53%, 6/1/16	$812,849
635,710	Pool #381985, 7.97%, 9/1/17	735,365
565,722	Pool #382373, 7.58%, 5/1/18	656,009
611,595	Pool #383765, 6.70%, 6/1/19	690,438
1,108,574	Pool #383783, 6.38%, 5/1/11	1,148,312
984,870	Pool #385869, 5.41%, 2/1/21	1,045,781
2,361,245	Pool #386129, 5.43%, 5/1/21	2,509,478
2,401,055	Pool #386602, 4.66%, 10/1/13	2,556,528
4,671,762	Pool #386608, 5.37%, 11/1/21	4,937,388
2,711,908	Pool #386641, 5.80%, 12/1/33	2,830,329
714,770	Pool #386674, 5.51%, 11/1/21	760,801
454,952	Pool #386862, 4.78%, 5/1/14	483,222
3,650,601	Pool #387374, 5.60%, 5/1/23	3,956,252
906,569	Pool #387446, 5.22%, 6/1/20	960,167
932,205	Pool #387472, 4.89%, 6/1/15	998,998
9,403,074	Pool #387590, 4.90%, 9/1/15	10,065,538
645,456	Pool #462834, 4.70%, 2/1/17(c)	690,560
10,429,632	Pool #463212, 4.68%, 8/1/19(c)	10,862,671
266,003	Pool #557295, 7.00%, 12/1/29	298,371
30,905	Pool #572424, 6.50%, 3/1/31	34,146
35,625	Pool #575886, 7.50%, 1/1/31	40,334
103,180	Pool #576445, 6.00%, 1/1/31	112,291
49,532	Pool #576520, 5.50%, 3/1/16	53,254
56,174	Pool #577906, 6.50%, 4/1/31	62,064
239,319	Pool #579402, 6.50%, 4/1/31	264,413
292,206	Pool #583728, 6.50%, 6/1/31	322,846
234,481	Pool #585148, 6.50%, 7/1/31	259,068
227,997	Pool #590931, 6.50%, 7/1/31	251,904
82,918	Pool #590932, 6.50%, 7/1/31	91,612
61,376	Pool #591063, 6.50%, 7/1/31	67,812
305,448	Pool #601865, 6.50%, 4/1/31	337,477
162,722	Pool #601868, 6.00%, 7/1/29	177,090
273,581	Pool #607611, 6.50%, 11/1/31	302,269
133,180	Pool #613125, 6.50%, 10/1/31	147,145
93,504	Pool #624103, 6.00%, 2/1/32	101,760
560,440	Pool #634271, 6.50%, 5/1/32	619,207
275,062	Pool #640146, 5.00%, 12/1/17	293,707
157,761	Pool #644232, 6.50%, 6/1/32	174,304
182,764	Pool #644432, 6.50%, 7/1/32	201,928
53,729	Pool #644437, 6.50%, 6/1/32	59,363
231,380	Pool #647461, 6.00%, 6/1/32	251,376
378,950	Pool #656835, 5.50%, 11/1/32	402,285
122,406	Pool #657250, 6.00%, 10/1/32	132,985
5,150,517	Pool #663159, 5.00%, 7/1/32	5,355,988
107,217	Pool #666206, 5.50%, 9/1/32	113,820
201,597	Pool #670278, 5.50%, 11/1/32	214,010
151,586	Pool #670285, 5.50%, 12/1/32	160,920
254,280	Pool #676702, 5.50%, 11/1/32	269,938

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$237,943	Pool #677591, 5.50%, 12/1/32	$252,595
308,223	Pool #681819, 5.50%, 1/1/33	327,106
1,034,577	Pool #681883, 6.00%, 3/1/33	1,122,694
380,939	Pool #683087, 5.00%, 1/1/18	406,761
479,024	Pool #684570, 5.00%, 12/1/32	496,652
291,878	Pool #684644, 4.50%, 6/1/18	307,295
456,741	Pool #686542, 5.50%, 3/1/33	484,437
134,232	Pool #686544, 5.50%, 2/1/33	142,497
395,525	Pool #686565, 5.50%, 4/1/33	419,757
82,694	Pool #688972, 5.50%, 4/1/33	87,760
398,025	Pool #689034, 5.00%, 5/1/33	412,983
250,084	Pool #689667, 5.50%, 4/1/33	265,484
327,502	Pool #695960, 5.00%, 1/1/33	339,554
859,316	Pool #695961, 5.50%, 1/1/33	912,231
234,688	Pool #695962, 6.00%, 11/1/32	254,970
109,849	Pool #695963, 6.50%, 11/1/32	121,368
740,937	Pool #696407, 5.50%, 4/1/33	786,331
2,715,327	Pool #702478, 5.50%, 6/1/33	2,881,682
761,839	Pool #702479, 5.00%, 6/1/33	790,469
480,036	Pool #703210, 5.50%, 9/1/32	509,146
836,840	Pool #703851, 5.50%, 4/1/33	888,109
223,898	Pool #705576, 5.50%, 5/1/33	237,615
1,213,818	Pool #720025, 5.00%, 8/1/33	1,259,434
1,394,616	Pool #723066, 5.00%, 4/1/33	1,447,027
767,185	Pool #723067, 5.50%, 5/1/33	814,187
799,406	Pool #723068, 4.50%, 5/1/33	806,127
843,370	Pool #723070, 4.50%, 5/1/33	854,151
622,877	Pool #723074, 4.50%, 5/1/33	630,839
844,141	Pool #723328, 5.00%, 9/1/33	875,865
777,802	Pool #727311, 4.50%, 9/1/33	787,744
3,038,313	Pool #727312, 5.00%, 9/1/33	3,152,495
583,450	Pool #727315, 6.00%, 10/1/33	633,143
1,484,355	Pool #738589, 5.00%, 9/1/33	1,540,138
441,708	Pool #738683, 5.00%, 9/1/33	458,307
1,434,231	Pool #739269, 5.00%, 9/1/33	1,488,131
479,416	Pool #743593, 5.50%, 10/1/33	508,788
446,474	Pool #743595, 5.50%, 10/1/33	473,828
310,295	Pool #748041, 4.50%, 10/1/33	314,262
985,428	Pool #749891, 5.00%, 9/1/33	1,022,461
693,357	Pool #749897, 4.50%, 9/1/33	702,220
437,759	Pool #750984, 5.00%, 12/1/18	467,158
501,492	Pool #751008, 5.00%, 12/1/18	535,172
648,832	Pool #753533, 5.00%, 11/1/33	673,216
203,152	Pool #755679, 6.00%, 1/1/34	220,455
366,791	Pool #755745, 5.00%, 1/1/34	380,575
539,532	Pool #755746, 5.50%, 12/1/33	572,586
391,704	Pool #755780, 5.50%, 2/1/34	414,845
446,414	Pool #763551, 5.50%, 3/1/34	472,787

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,316,038	Pool #763820, 5.50%, 1/1/34	$1,393,786
586,824	Pool #763824, 5.00%, 3/1/34	607,960
617,739	Pool #765216, 5.00%, 1/1/19	658,068
661,334	Pool #765217, 4.50%, 1/1/19	695,233
490,334	Pool #765306, 5.00%, 2/1/19	522,345
128,876	Pool #770099, 5.50%, 2/1/34	136,490
241,997	Pool #773084, 4.50%, 3/1/19	254,401
412,916	Pool #773091, 4.00%, 3/1/19	427,831
418,968	Pool #773096, 4.50%, 3/1/19	440,444
823,546	Pool #773175, 5.00%, 5/1/34	853,209
608,055	Pool #773476, 5.50%, 7/1/19	656,397
776,422	Pool #773547, 5.00%, 5/1/34	804,388
757,117	Pool #773553, 5.00%, 4/1/34	784,387
1,111,348	Pool #773568, 5.50%, 5/1/34	1,177,004
478,405	Pool #773575, 6.00%, 7/1/34	516,161
766,950	Pool #776849, 5.00%, 11/1/34	794,574
953,713	Pool #776850, 5.50%, 11/1/34	1,010,056
391,250	Pool #776851, 6.00%, 10/1/34	422,127
863,207	Pool #777444, 5.50%, 5/1/34	914,203
2,993,687	Pool #777621, 5.00%, 2/1/34	3,106,192
469,328	Pool #781437, 6.00%, 8/1/34	506,368
539,664	Pool #781741, 6.00%, 9/1/34	582,255
707,205	Pool #781907, 5.00%, 2/1/21	749,176
934,928	Pool #781954, 5.00%, 6/1/34	968,603
933,215	Pool #781959, 5.50%, 6/1/34	988,347
671,230	Pool #781960, 5.50%, 6/1/34	710,884
743,831	Pool #783893, 5.50%, 12/1/34	787,774
737,872	Pool #783929, 5.50%, 10/1/34	781,464
335,761	Pool #788329, 6.50%, 8/1/34	368,870
182,059	Pool #790282, 6.00%, 7/1/34	196,427
394,509	Pool #797623, 5.00%, 7/1/35	410,074
172,954	Pool #797626, 5.50%, 7/1/35	183,712
205,029	Pool #797627, 5.00%, 7/1/35	212,093
262,150	Pool #797674, 5.50%, 9/1/35	277,146
996,233	Pool #798725, 5.50%, 11/1/34	1,055,088
464,682	Pool #799547, 5.50%, 9/1/34	492,135
217,133	Pool #799548, 6.00%, 9/1/34	235,627
3,371,682	Pool #806754, 4.50%, 9/1/34	3,408,458
985,173	Pool #806757, 6.00%, 9/1/34	1,062,924
4,869,306	Pool #806761, 5.50%, 9/1/34	5,156,973
576,805	Pool #808185, 5.50%, 3/1/35	609,800
1,016,958	Pool #808205, 5.00%, 1/1/35	1,051,998
90,176	Pool #813941, 4.50%, 11/1/20	94,545
108,140	Pool #813942, 5.00%, 11/1/20	115,064
2,236,567	Pool #815009, 5.00%, 4/1/35	2,324,812
1,192,297	Pool #817641, 5.00%, 11/1/35	1,239,340
1,158,308	Pool #820334, 5.00%, 9/1/35	1,198,218
881,449	Pool #820335, 5.00%, 9/1/35	911,820

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$725,746	Pool #820336, 5.00%, 9/1/35	$750,752
1,031,028	Pool #822008, 5.00%, 5/1/35	1,066,552
1,896,742	Pool #829005, 5.00%, 8/1/35	1,962,095
222,617	Pool #829006, 5.50%, 9/1/35	235,351
327,815	Pool #829007, 4.50%, 8/1/35	330,981
186,648	Pool #829117, 5.50%, 9/1/35	197,325
89,114	Pool #829118, 5.50%, 9/1/35	94,657
978,572	Pool #829274, 5.00%, 8/1/35	1,017,182
1,331,276	Pool #829275, 5.00%, 8/1/35	1,383,802
1,462,376	Pool #829276, 5.00%, 8/1/35	1,520,075
976,648	Pool #829277, 5.00%, 8/1/35	1,015,182
213,214	Pool #829356, 5.00%, 9/1/35	221,626
2,573,889	Pool #829649, 5.50%, 3/1/35	2,738,818
1,417,471	Pool #835287, 5.00%, 8/1/35	1,473,398
260,902	Pool #843586, 5.50%, 11/1/35	277,131
273,802	Pool #843587, 6.00%, 12/1/35	293,015
3,807,317	Pool #844361, 5.50%, 11/1/35	4,044,142
982,079	Pool #845245, 5.50%, 11/1/35	1,038,257
2,106,199	Pool #866969, 6.00%, 2/1/36	2,248,071
621,767	Pool #867410, 5.50%, 4/1/36	659,471
360,230	Pool #867569, 6.00%, 2/1/36	384,494
361,925	Pool #867574, 5.50%, 2/1/36	382,063
1,176,311	Pool #868788, 6.00%, 3/1/36	1,255,546
738,338	Pool #868849, 6.00%, 4/1/36	788,072
589,215	Pool #870599, 6.00%, 6/1/36	628,904
479,677	Pool #870684, 6.00%, 7/1/36	511,988
935,473	Pool #871072, 5.50%, 2/1/37	991,709
766,794	Pool #873819, 6.39%, 8/1/24	867,241
5,139,825	Pool #874136, 5.57%, 12/1/16	5,664,627
3,264,100	Pool #874900, 5.45%, 10/1/17	3,571,657
928,350	Pool #881425, 6.00%, 7/1/36	990,883
859,969	Pool #882044, 6.00%, 5/1/36	920,314
540,522	Pool #883589, 6.00%, 4/1/36	576,931
736,649	Pool #884693, 5.50%, 4/1/36	777,636
3,099,588	Pool #885724, 5.50%, 6/1/36	3,272,050
774,631	Pool #899800, 6.00%, 8/1/37	824,147
706,674	Pool #901412, 6.00%, 8/1/36	754,275
690,120	Pool #905438, 6.00%, 11/1/36	736,605
824,521	Pool #907646, 6.00%, 1/1/37	880,060
719,336	Pool #908671, 6.00%, 1/1/37	767,789
1,468,137	Pool #908672, 5.50%, 1/1/37	1,549,824
1,113,309	Pool #911730, 5.50%, 12/1/21	1,194,863
853,648	Pool #919368, 5.50%, 4/1/37	904,965
1,366,814	Pool #922582, 6.00%, 12/1/36	1,458,881
2,843,547	Pool #934941, 5.00%, 8/1/39	2,951,298
1,142,068	Pool #934942, 5.00%, 9/1/39	1,179,635
742,967	Pool #939465, 5.50%, 6/1/37	787,631
1,544,345	Pool #941204, 5.50%, 6/1/37	1,637,184

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,035,548	Pool #941205, 5.00%, 5/1/37	$1,075,112
1,040,579	Pool #941206, 5.50%, 5/1/37	1,103,134
435,434	Pool #941487, 6.00%, 8/1/37	465,445
841,943	Pool #943394, 5.50%, 6/1/37	892,557
1,713,178	Pool #944502, 6.00%, 6/1/37	1,828,576
786,444	Pool #945853, 6.00%, 7/1/37	836,715
1,027,930	Pool #948600, 6.00%, 8/1/37	1,098,776
936,341	Pool #948672, 5.50%, 8/1/37	987,947
1,846,531	Pool #952598, 6.00%, 7/1/37	1,970,912
981,911	Pool #952623, 6.00%, 8/1/37	1,044,676
2,218,672	Pool #952632, 6.00%, 7/1/37	2,371,586
567,296	Pool #952649, 6.00%, 7/1/37	608,345
1,319,272	Pool #952659, 6.00%, 8/1/37	1,408,137
813,890	Pool #952665, 6.00%, 8/1/37	865,915
729,670	Pool #952678, 6.50%, 8/1/37	791,817
451,550	Pool #952693, 6.50%, 8/1/37	490,009
916,476	Pool #956050, 6.00%, 12/1/37	975,059
2,641,825	Pool #957324, 5.43%, 5/1/18(c)	2,888,182
396,022	Pool #958502, 5.07%, 1/1/39(c)	422,654
893,222	Pool #959093, 5.50%, 11/1/37	951,384
986,824	Pool #960919, 5.00%, 2/1/38	1,024,317
527,709	Pool #965239, 5.84%, 9/1/38	562,336
194,738	Pool #972648, 5.50%, 2/1/38	206,445
1,128,795	Pool #975137, 5.00%, 5/1/38	1,166,038
1,087,983	Pool #975769, 5.50%, 3/1/38	1,147,947
983,243	Pool #982656, 5.50%, 6/1/38	1,042,350
971,445	Pool #982898, 5.00%, 5/1/38	1,003,496
980,663	Pool #983033, 5.00%, 5/1/38	1,017,922
1,154,917	Pool #984842, 5.50%, 6/1/38	1,218,571
886,907	Pool #986230, 5.00%, 7/1/38	920,792
642,155	Pool #986233, 5.00%, 6/1/38	666,552
736,637	Pool #986239, 6.00%, 7/1/38	787,407
1,948,702	Pool #986957, 5.50%, 7/1/38	2,056,104
1,138,622	Pool #986958, 5.50%, 7/1/38	1,201,377
567,659	Pool #986985, 5.00%, 7/1/23	599,453
1,730,090	Pool #990510, 5.50%, 8/1/38	1,825,444
1,444,276	Pool #990511, 6.00%, 8/1/38	1,535,919
1,017,836	Pool #990617, 5.50%, 9/1/38	1,073,934
886,560	Pool #AA0525, 5.50%, 12/1/38	944,289
2,374,913	Pool #AA0526, 5.00%, 12/1/38	2,465,144
5,888,169	Pool #AA0527, 5.50%, 12/1/38	6,242,137
1,010,679	Pool #AA0643, 4.00%, 3/1/39	980,949
1,197,652	Pool #AA0644, 4.50%, 3/1/39	1,201,853
1,220,815	Pool #AA0645, 4.50%, 3/1/39	1,224,975
1,905,828	Pool #AA0814, 5.50%, 12/1/38	2,020,397
1,039,491	Pool #AA2243, 4.50%, 5/1/39	1,048,230
1,959,536	Pool #AA3142, 4.50%, 3/1/39	1,976,010
1,095,385	Pool #AA3143, 4.00%, 3/1/39	1,063,053

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,324,113	Pool #AA3206, 4.00%, 4/1/39	$1,291,651
1,188,903	Pool #AA3207, 4.50%, 3/1/39	1,198,898
1,084,554	Pool #AA4468, 4.00%, 4/1/39	1,057,965
1,061,565	Pool #AA7042, 4.50%, 6/1/39	1,070,490
1,128,586	Pool #AA7658, 4.00%, 6/1/39	1,100,917
1,611,802	Pool #AA7659, 4.50%, 6/1/39	1,625,353
1,014,278	Pool #AA7741, 4.50%, 6/1/24	1,053,590
1,206,699	Pool #AA8455, 4.50%, 6/1/39	1,216,844
2,353,934	Pool #AC1463, 5.00%, 8/1/39	2,431,362
1,091,281	Pool #AC1464, 5.00%, 8/1/39	1,132,633
2,249,304	Pool #AC2109, 4.50%, 7/1/39	2,257,193
1,026,748	Pool #AC4394, 5.00%, 9/1/39	1,060,521
1,333,393	Pool #AC4395, 5.00%, 9/1/39	1,377,252
1,041,488	Pool #AC5328, 5.00%, 10/1/39	1,075,745
1,891,790	Pool #AC5329, 5.00%, 10/1/39	1,963,476
1,736,750	Pool #AC6304, 5.00%, 12/1/39	1,802,561
1,097,998	Pool #AC6305, 5.00%, 11/1/39	1,134,115
2,280,589	Pool #AC6307, 5.00%, 12/1/39	2,367,008
1,189,988	Pool #AC6790, 5.00%, 12/1/39	1,229,131
4,873,842	Pool #AC7199, 5.00%, 12/1/39	5,058,527
3,030,675	Pool #AD1470, 5.00%, 2/1/40	3,145,517
2,952,375	Pool #AD1471, 4.50%, 2/1/40	2,977,196
3,725,573	Pool #AD1560, 5.00%, 3/1/40	3,848,118
4,073,752	Pool #AD1585, 4.50%, 2/1/40	4,108,000
1,507,631	Pool #AD1586, 5.00%, 1/1/40	1,564,760
1,047,250	Pool #AD1638, 4.50%, 2/1/40	1,050,818
1,849,415	Pool #AD1640, 4.50%, 3/1/40	1,855,716
3,456,175	Pool #AD1942, 4.50%, 1/1/40	3,485,232
1,291,552	Pool #AD1943, 5.00%, 1/1/40	1,340,493
4,965,599	Pool #AD1988, 4.50%, 2/1/40	4,982,517
1,328,426	Pool #AD2896, 5.00%, 3/1/40	1,372,122
1,024,667	Pool #MC0007, 5.50%, 12/1/38	1,081,141
129,855	Pool #MC0013, 5.50%, 12/1/38	137,012
131,854	Pool #MC0014, 5.50%, 12/1/38	139,121
70,136	Pool #MC0015, 6.00%, 11/1/38	74,586
85,067	Pool #MC0016, 5.50%, 11/1/38	89,755
582,641	Pool #MC0038, 4.50%, 3/1/39	587,539
151,059	Pool #MC0046, 4.00%, 4/1/39	147,356
303,226	Pool #MC0047, 4.50%, 4/1/39	305,775
59,526	Pool #MC0059, 4.00%, 4/1/39	58,066
416,940	Pool #MC0081, 4.00%, 5/1/39	406,718
531,236	Pool #MC0082, 4.50%, 5/1/39	535,702
524,466	Pool #MC0111, 4.00%, 6/1/39	511,608
336,599	Pool #MC0112, 4.50%, 6/1/39	339,429
423,884	Pool #MC0127, 4.50%, 7/1/39	427,448
89,404	Pool #MC0135, 4.50%, 7/1/39	90,156
1,439,753	Pool #MC0137, 4.50%, 7/1/39	1,451,857
2,053,162	Pool #MC0154, 4.50%, 8/1/39	2,070,423

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$107,104	Pool #MC0155, 5.00%, 8/1/39	$111,162
670,468	Pool #MC0160, 4.50%, 8/1/39	676,105
1,949,113	Pool #MC0171, 4.50%, 9/1/39	1,965,499
631,960	Pool #MC0177, 4.50%, 9/1/39	637,273
251,919	Pool #MC3344, 5.00%, 12/1/38	260,231
10,995,788	Series 2004-T7, Class A, 5.12%, 7/25/41	11,567,098

		407,558,372

Freddie Mac — 19.84%
371,800	Pool #A10124, 5.00%, 6/1/33	386,470
355,950	Pool #A10548, 5.00%, 6/1/33	369,994
1,363,571	Pool #A12237, 5.00%, 8/1/33	1,417,371
570,964	Pool #A12969, 4.50%, 8/1/33	577,905
323,593	Pool #A12985, 5.00%, 8/1/33	336,360
554,985	Pool #A12986, 5.00%, 8/1/33	576,882
926,112	Pool #A12987, 5.00%, 8/1/33	962,653
811,154	Pool #A14028, 4.50%, 9/1/33	821,016
1,466,299	Pool #A14325, 5.00%, 9/1/33	1,524,152
179,145	Pool #A15268, 6.00%, 10/1/33	194,543
1,094,103	Pool #A15579, 5.50%, 11/1/33	1,161,304
586,108	Pool #A17393, 5.50%, 12/1/33	622,108
645,130	Pool #A17397, 5.50%, 1/1/34	683,747
732,737	Pool #A18617, 5.50%, 1/1/34	776,597
551,163	Pool #A19019, 5.50%, 2/1/34	584,155
352,987	Pool #A19362, 5.50%, 2/1/34	374,116
489,577	Pool #A20069, 5.00%, 3/1/34	508,435
1,094,617	Pool #A20070, 5.50%, 3/1/34	1,160,139
1,319,865	Pool #A20540, 5.50%, 4/1/34	1,398,871
403,902	Pool #A20541, 5.50%, 4/1/34	428,079
745,365	Pool #A21679, 5.50%, 4/1/34	789,981
889,465	Pool #A21681, 5.00%, 4/1/34	923,726
624,751	Pool #A23192, 5.00%, 5/1/34	648,815
2,009,473	Pool #A25310, 5.00%, 6/1/34	2,086,874
568,550	Pool #A25311, 5.00%, 6/1/34	590,450
667,923	Pool #A25600, 5.50%, 8/1/34	707,904
88,775	Pool #A26270, 6.00%, 8/1/34	96,183
55,343	Pool #A26386, 6.00%, 9/1/34	59,962
673,743	Pool #A26395, 6.00%, 9/1/34	729,968
807,489	Pool #A26396, 5.50%, 9/1/34	855,824
1,605,381	Pool #A28241, 5.50%, 10/1/34	1,701,477
658,507	Pool #A30055, 5.00%, 11/1/34	683,871
1,227,968	Pool #A30056, 5.50%, 12/1/34	1,301,473
653,280	Pool #A30591, 6.00%, 12/1/34	707,798
642,883	Pool #A31135, 5.50%, 12/1/34	684,580
355,686	Pool #A32976, 5.50%, 8/1/35	376,532
973,556	Pool #A33167, 5.00%, 1/1/35	1,011,055
2,083,545	Pool #A34999, 5.50%, 4/1/35	2,205,660
612,760	Pool #A35628, 5.50%, 6/1/35	648,674

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,308,777	Pool #A37185, 5.00%, 9/1/35	$1,361,643
1,936,108	Pool #A38830, 5.00%, 5/1/35	2,004,633
452,910	Pool #A39561, 5.50%, 11/1/35	479,454
2,054,173	Pool #A40538, 5.00%, 12/1/35	2,137,148
252,108	Pool #A41442, 5.50%, 12/1/35	266,884
966,378	Pool #A42095, 5.50%, 1/1/36	1,023,016
1,356,477	Pool #A42097, 5.00%, 1/1/36	1,404,487
443,458	Pool #A42098, 5.50%, 1/1/36	469,448
378,215	Pool #A42099, 6.00%, 1/1/36	408,359
557,751	Pool #A42802, 5.00%, 2/1/36	577,491
1,867,863	Pool #A42803, 5.50%, 2/1/36	1,977,337
924,466	Pool #A42804, 6.00%, 2/1/36	998,148
1,035,252	Pool #A42805, 6.00%, 2/1/36	1,117,764
250,408	Pool #A44637, 5.50%, 4/1/36	264,927
797,784	Pool #A44638, 6.00%, 4/1/36	858,128
973,998	Pool #A44639, 5.50%, 3/1/36	1,035,344
931,881	Pool #A45396, 5.00%, 6/1/35	967,775
824,318	Pool #A46321, 5.50%, 7/1/35	872,630
1,626,664	Pool #A46735, 5.00%, 8/1/35	1,684,237
1,085,525	Pool #A46746, 5.50%, 8/1/35	1,149,146
592,630	Pool #A46747, 5.50%, 8/1/35	627,364
892,347	Pool #A46748, 5.50%, 8/1/35	944,646
262,841	Pool #A46996, 5.50%, 9/1/35	278,246
812,386	Pool #A46997, 5.50%, 9/1/35	861,015
1,195,633	Pool #A47552, 5.00%, 11/1/35	1,237,951
851,534	Pool #A47553, 5.00%, 11/1/35	881,673
701,451	Pool #A47554, 5.50%, 11/1/35	742,562
683,659	Pool #A48788, 5.50%, 5/1/36	726,719
962,618	Pool #A48789, 6.00%, 5/1/36	1,040,243
727,489	Pool #A49013, 6.00%, 5/1/36	782,516
429,412	Pool #A49526, 6.00%, 5/1/36	464,040
626,661	Pool #A49843, 6.00%, 6/1/36	674,062
785,580	Pool #A49844, 6.00%, 6/1/36	848,193
136,996	Pool #A49845, 6.50%, 6/1/36	149,328
924,496	Pool #A50128, 6.00%, 6/1/36	999,047
1,442,715	Pool #A59530, 5.50%, 4/1/37	1,525,161
806,130	Pool #A59964, 5.50%, 4/1/37	852,198
1,598,140	Pool #A60751, 5.50%, 5/1/37	1,689,468
1,279,716	Pool #A61754, 5.50%, 5/1/37	1,352,847
533,927	Pool #A61779, 5.50%, 5/1/37	567,109
1,116,980	Pool #A61915, 5.50%, 6/1/37	1,180,812
3,321,449	Pool #A61916, 6.00%, 6/1/37	3,569,570
3,042,932	Pool #A63456, 5.50%, 6/1/37	3,232,040
1,073,976	Pool #A64012, 5.50%, 7/1/37	1,135,350
533,590	Pool #A64015, 6.00%, 7/1/37	573,451
670,273	Pool #A64016, 6.50%, 7/1/37	729,769
944,963	Pool #A64447, 6.00%, 8/1/37	1,020,279
903,305	Pool #A64450, 6.00%, 8/1/37	975,301

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$97,833	Pool #A65713, 6.00%, 9/1/37	$105,631
881,546	Pool #A65837, 6.00%, 9/1/37	947,400
778,327	Pool #A66043, 5.50%, 7/1/37	827,349
2,388,939	Pool #A66061, 5.50%, 8/1/37	2,525,458
1,532,846	Pool #A66116, 6.00%, 9/1/37	1,647,353
980,166	Pool #A66122, 6.00%, 8/1/37	1,053,387
864,868	Pool #A66133, 6.00%, 6/1/37	929,476
1,757,730	Pool #A66156, 6.50%, 9/1/37	1,922,543
1,642,860	Pool #A67630, 6.00%, 11/1/37	1,773,800
1,251,715	Pool #A68766, 6.00%, 10/1/37	1,351,480
782,216	Pool #A70292, 5.50%, 7/1/37	831,483
627,904	Pool #A73816, 6.00%, 3/1/38	677,620
994,494	Pool #A75113, 5.00%, 3/1/38	1,033,210
817,790	Pool #A76187, 5.00%, 4/1/38	845,538
699,410	Pool #A78354, 5.50%, 11/1/37	739,965
1,069,983	Pool #A79561, 5.50%, 7/1/38	1,131,128
90,935	Pool #B31082, 6.00%, 3/1/31	98,978
115,116	Pool #B31128, 6.00%, 9/1/31	125,299
91,164	Pool #B31139, 6.50%, 10/1/31	100,567
254,176	Pool #B31140, 6.50%, 10/1/31	280,392
60,569	Pool #B31146, 6.50%, 10/1/31	66,817
78,367	Pool #B31150, 6.50%, 11/1/31	86,450
198,871	Pool #B31188, 6.00%, 1/1/32	216,213
29,009	Pool #B31206, 6.00%, 3/1/32	31,575
114,590	Pool #B31292, 6.00%, 9/1/32	124,726
228,984	Pool #B31493, 5.00%, 2/1/34	237,804
512,717	Pool #B31516, 5.00%, 4/1/34	532,466
335,454	Pool #B31517, 5.00%, 4/1/34	348,375
251,398	Pool #B31532, 5.00%, 5/1/34	261,081
422,268	Pool #B31545, 5.00%, 5/1/34	438,533
238,620	Pool #B31546, 5.50%, 5/1/34	252,903
308,534	Pool #B31547, 5.50%, 5/1/34	327,003
374,301	Pool #B31550, 5.00%, 6/1/34	388,719
201,158	Pool #B31551, 5.50%, 6/1/34	213,640
331,466	Pool #B31587, 5.00%, 11/1/34	344,233
245,215	Pool #B31588, 5.50%, 11/1/34	259,893
319,125	Pool #B31642, 5.50%, 5/1/35	337,828
145,561	Pool #B50443, 5.00%, 11/1/18	155,473
272,640	Pool #B50450, 4.50%, 1/1/19	286,573
108,902	Pool #B50451, 5.00%, 1/1/19	116,114
61,632	Pool #B50458, 4.50%, 3/1/19	64,782
51,539	Pool #B50470, 4.50%, 4/1/19	54,173
205,715	Pool #B50496, 5.50%, 9/1/19	221,781
464,087	Pool #B50499, 5.00%, 11/1/19	494,819
102,386	Pool #B50500, 5.50%, 10/1/19	110,382
257,792	Pool #B50501, 4.50%, 11/1/19	270,966
231,819	Pool #B50504, 5.50%, 11/1/19	249,924
442,770	Pool #B50506, 5.00%, 11/1/19	472,091

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$97,308	Pool #C35457, 7.50%, 1/1/30	$111,113
54,276	Pool #C37233, 7.50%, 2/1/30	61,976
90,332	Pool #C48137, 7.00%, 1/1/31	101,268
38,416	Pool #C48138, 7.00%, 2/1/31	43,067
44,032	Pool #C49785, 6.50%, 3/1/31	48,601
59,142	Pool #C50288, 6.50%, 4/1/31	65,279
390,684	Pool #C51686, 6.50%, 5/1/31	430,980
195,484	Pool #C53210, 6.50%, 6/1/31	215,646
66,044	Pool #C53914, 6.50%, 6/1/31	72,856
155,165	Pool #C60020, 6.50%, 11/1/31	171,169
135,356	Pool #C60804, 6.00%, 11/1/31	147,328
30,191	Pool #C62574, 6.50%, 12/1/31	33,305
81,350	Pool #C65200, 6.50%, 3/1/32	89,690
135,192	Pool #C65616, 6.50%, 3/1/32	149,135
62,729	Pool #C68324, 6.50%, 6/1/32	69,160
782,622	Pool #C73273, 6.00%, 11/1/32	850,868
451,282	Pool #C73525, 6.00%, 11/1/32	490,634
622,293	Pool #C74672, 5.50%, 11/1/32	660,904
823,632	Pool #C77844, 5.50%, 3/1/33	874,220
168,085	Pool #C77845, 5.50%, 3/1/33	178,409
635,474	Pool #C78252, 5.50%, 3/1/33	674,505
371,874	Pool #C78380, 5.50%, 3/1/33	394,715
225,010	Pool #C79178, 5.50%, 4/1/33	238,831
724,417	Pool #J00980, 5.00%, 1/1/21	771,485
494,551	Pool #J05466, 5.50%, 6/1/22	532,296
868,191	Pool #N31468, 6.00%, 11/1/37	927,620

		116,713,117

Ginnie Mae — 6.76%
701,399	Pool #409117, 5.50%, 6/20/38	742,570
844,200	Pool #487643, 5.00%, 2/15/39	879,432
1,365,931	Pool #514702, 8.25%, 12/15/32	1,363,325
484,911	Pool #588448, 6.25%, 9/15/32	499,481
1,691,908	Pool #616936, 5.50%, 1/15/36	1,796,800
614,344	Pool #617904, 5.75%, 9/15/23	633,175
578,840	Pool #624106, 5.13%, 3/15/34	593,797
459,849	Pool #664269, 5.85%, 6/15/38	484,838
1,600,416	Pool #675509, 5.50%, 6/15/38	1,703,887
870,409	Pool #685140, 5.90%, 4/15/38	922,714
1,256,533	Pool #697672, 5.50%, 12/15/38	1,337,770
996,938	Pool #697814, 5.00%, 2/15/39	1,043,528
963,212	Pool #697885, 4.50%, 3/15/39	976,597
1,576,570	Pool #698112, 4.50%, 5/15/39	1,606,361
2,602,543	Pool #698113, 4.50%, 5/15/39	2,638,708
1,014,718	Pool #699294, 5.63%, 9/20/38	1,084,570
5,133,376	Pool #713519, 6.00%, 7/1/39	5,517,137
1,005,248	Pool #714561, 4.50%, 6/15/39	1,019,217
1,465,957	Pool #716822, 4.50%, 4/15/39	1,493,658

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$1,220,089	Pool #716823, 4.50%, 4/15/39	$1,237,044
1,289,649	Pool #717132, 4.50%, 5/15/39	1,314,018
1,712,166	Pool #717133, 4.50%, 5/15/39	1,735,959
1,399,281	Pool #720080, 4.50%, 6/15/39	1,425,722
1,154,999	Pool #720521, 5.00%, 8/15/39	1,203,202
3,037,043	Pool #726550, 5.00%, 10/1/39	3,163,791
2,051,653	Pool #729018, 4.50%, 2/15/40	2,090,421
1,199,867	Pool #729019, 5.00%, 2/15/40	1,255,941

		39,763,663

Total U.S. Government Agency Backed Mortgages (Cost $540,312,707)		564,035,152

U.S. Government Agency Obligations — 10.04%
Community Reinvestment Revenue Notes — 1.34%
852,973	3.39%, 8/1/35(b)(c)	838,092
7,250,000	3.98%, 8/1/35(b)(c)	7,023,285

		7,861,377

Small Business Administration — 5.38%
273,435	0.55%, 4/25/28(a)	268,501
676,229	0.55%, 3/25/29(a)	664,022
2,049,539	0.55%, 9/25/30(a)	2,012,599
449,410	0.60%, 11/25/29(a)	442,151
287,983	0.60%, 3/25/28(a)	283,312
296,228	0.63%, 6/25/18(a)	292,543
1,166,718	0.63%, 4/15/32(c)	1,161,190
616,916	0.65%, 3/25/14(a)	611,790
450,914	0.66%, 7/15/32(c)	448,780
210,174	0.66%, 4/15/26(c)	210,237
994,487	0.66%, 11/15/26(c)	989,807
618,896	0.75%, 11/29/32(c)	619,072
254,321	0.80%, 2/21/33(c)	254,387
1,345,487	0.80%, 4/15/33(c)	1,345,842
175,219	0.80%, 9/15/32(c)	175,265
327,317	0.85%, 9/14/29(c)	327,407
1,486,761	0.87%, 4/21/34(a)	1,487,176
791,641	0.88%, 2/15/32(c)	791,850
1,407,073	0.88%, 9/15/32(c)	1,407,452
1,247,761	0.90%, 3/14/18(c)	1,248,070
1,075,584	1.12%, 11/4/34(a)	1,086,229
21,739,277	1.26%, 10/19/29*(c)	352,220
813,929	3.13%, 10/25/15(a)	830,013
1,148,856	3.38%, 10/25/15(a)	1,175,074
386,128	3.38%, 5/25/16(a)	392,045
726,178	3.58%, 12/25/15(a)	745,246
945,012	3.58%, 7/15/14(c)	954,736

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$53,863	4.08%, 6/4/14(a)	$53,858
670,835	4.33%, 11/17/19(a)	670,770
205,870	4.33%, 12/1/19(a)	205,851
94,892	5.70%, 8/15/17(c)	99,432
388,214	5.85%, 12/15/27(c)	407,323
285,830	5.85%, 9/27/13(c)	298,099
114,643	5.86%, 11/15/22(c)	120,503
335,227	5.98%, 6/9/26(c)	352,675
197,821	6.00%, 4/15/22(c)	207,018
541,410	6.03%, 10/31/32(c)	557,128
421,974	6.10%, 10/15/27(c)	438,087
1,338,845	6.13%, 4/15/31(c)	1,387,015
253,427	6.15%, 1/10/32(c)	262,749
171,793	6.25%, 9/15/27(c)	179,698
962,346	6.28%, 8/15/17(c)	1,008,539
185,411	6.30%, 4/15/18(c)	193,435
73,138	6.33%, 3/15/27(c)	76,833
607,329	6.35%, 8/13/26(c)	638,881
1,080,573	6.45%, 2/19/32(c)	1,137,639
260,706	6.50%, 3/30/32(c)	274,492
52,123	6.51%, 7/6/27(c)	54,841
89,446	6.53%, 1/2/27(c)	94,112
62,882	6.69%, 5/28/24(c)	66,116
416,330	6.71%, 3/15/27(c)	438,056
73,169	7.08%, 9/1/13(c)	76,313
169,782	7.08%, 1/19/14(c)	177,166
241,842	7.33%, 7/1/16(c)	253,169
181,637	7.33%, 2/23/16(c)	190,055
236,182	7.33%, 7/1/16(c)	247,232
112,914	7.33%, 7/1/16(c)	118,206
172,433	7.38%, 4/1/15(c)	180,236
58,560	7.38%, 1/1/15(c)	61,186
76,139	7.58%, 8/1/16(c)	79,714
235,974	7.83%, 10/3/16(c)	247,087
23,714	7.83%, 11/1/13(c)	24,741
16,091	8.08%, 2/15/14(c)	16,793
50,720	8.08%, 10/1/16(c)	53,110
4,581	8.33%, 11/1/11(c)	4,767
4,267	9.58%, 2/15/12(c)	4,441
6,232	9.58%, 2/15/12(c)	6,486
11,824	9.83%, 1/10/32(c)	12,303
120,793	1.13%, 7/30/17(a)	120,781

		31,673,952

United States Department of Agriculture — 3.32%
467,578	1.13%, 5/31/14(c)	488,260
275,243	4.45%, 4/2/18(c)	284,685
199,706	5.09%, 3/1/20(c)	205,628

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$348,882	5.25%, 10/26/22(c)	$360,200
355,957	5.55%, 10/20/32(c)	365,470
333,974	5.55%, 10/20/32(c)	342,899
171,076	5.59%, 1/20/38(c)	175,432
530,447	5.60%, 11/29/30(c)	547,334
224,929	5.63%, 6/1/20(c)	236,227
365,580	5.63%, 4/15/27(c)	379,323
409,723	5.63%, 4/1/27(c)	425,071
66,266	5.64%, 1/20/38(c)	68,167
281,776	5.64%, 1/20/33(c)	290,797
763,764	5.64%, 1/20/38(c)	785,664
105,503	5.66%, 1/20/38(c)	108,654
104,287	5.66%, 10/20/32(c)	107,781
280,213	5.70%, 1/20/38(c)	289,354
223,166	5.73%, 4/20/37(c)	230,878
475,929	5.73%, 2/1/30(c)	494,989
772,927	5.75%, 1/20/33(c)	803,158
185,673	5.80%, 8/1/20(c)	194,965
98,870	5.83%, 11/1/20(c)	103,838
140,738	5.91%, 12/4/37(c)	147,252
87,127	5.92%, 10/20/37(c)	91,242
123,287	5.98%, 12/20/37(c)	129,591
351,894	5.98%, 12/31/26(c)	370,243
203,710	5.99%, 11/1/32(c)	214,448
130,073	6.01%, 11/8/32(c)	133,660
221,233	6.01%, 1/20/38(c)	226,483
74,419	6.01%, 7/20/36(c)	76,217
155,467	6.04%, 2/1/27(c)	160,969
183,809	6.05%, 1/5/26(c)	190,726
360,880	6.05%, 1/1/37(c)	370,586
512,554	6.07%, 4/20/37(c)	526,901
145,860	6.08%, 7/1/32(c)	150,786
101,818	6.09%, 5/17/22(c)	106,884
85,580	6.10%, 1/1/13(c)	89,145
201,066	6.10%, 8/25/37(c)	207,027
343,477	6.11%, 7/20/32(c)	355,001
217,356	6.12%, 4/20/37(c)	224,363
300,115	6.12%, 1/26/37(c)	309,535
137,551	6.13%, 11/1/26(c)	143,125
133,222	6.13%, 4/16/27(c)	138,558
684,522	6.13%, 4/4/27(c)	711,911
294,716	6.13%, 4/19/27(c)	306,523
572,542	6.13%, 5/15/14(c)	597,853
91,065	6.13%, 8/1/19(c)	95,571
99,272	6.13%, 7/20/22(c)	104,332
266,587	6.13%, 7/29/19(c)	279,763
97,619	6.18%, 1/20/38(c)	101,007
222,803	6.20%, 1/20/37(c)	231,141

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Principal Amount		Value
$114,187	6.22%, 6/1/37(c)	$118,503
59,469	6.23%, 2/1/27(c)	62,170
398,974	6.23%, 3/14/32(c)	415,370
606,804	6.25%, 1/1/37(c)	630,847
92,003	6.28%, 3/1/14(c)	96,024
86,011	6.28%, 2/1/28(c)	90,105
80,352	6.33%, 3/2/27(c)	84,412
210,483	6.38%, 1/31/37(c)	220,566
238,897	6.38%, 2/16/37(c)	250,337
54,773	6.38%, 3/1/27(c)	57,631
773,670	6.51%, 4/20/37(c)	814,760
831,346	6.63%, 12/15/23(c)	874,037
199,612	6.64%, 4/20/37(c)	210,272
192,098	6.88%, 2/3/17(c)	201,211
419,357	6.88%, 2/3/22(c)	440,668
617,447	7.00%, 6/3/22(c)	648,903
219,403	7.13%, 12/10/16(c)	229,771

		19,525,204

Total U.S. Government Agency Obligations (Cost $59,109,907)		59,060,533

U.S. Treasury Obligations — 0.34%
U.S. Treasury Bills — 0.34%
2,000,000	0.45%, 6/17/10(d)	1,999,380

Total U.S. Treasury Obligations (Cost $1,998,623)		1,999,380

Promissory Notes — 1.68%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	9,873,676

Total Promissory Notes (Cost $9,375,000)		9,873,676

Shares
Investment Company — 5.84%
34,342,578	JPMorgan Prime Money Market Fund	34,342,578

Total Investment Company (Cost $34,342,578)		34,342,578

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Contracts		Value
Call Swaptions Purchased — 1.21%
500,000	Pay a fixed rate of 5.35% and receive a floating rate based on 3-Month LIBOR, expiring May 23, 2024, Broker, UBS AG(c)	$3,170,384
500,000	Pay a fixed rate of 5.75% and receive a floating rate based on 3-Month LIBOR, expiring June 28, 2029, Broker, UBS AG(c)	2,678,318
500,000	Pay a fixed rate of 6.00% and receive a floating rate based on 3-Month LIBOR, expiring June 18, 2019, Broker, Goldman Sachs International(c)	1,285,512

Total Call Swaptions Purchased (Cost $5,503,750)		7,134,214

Total Investments (Cost $679,595,294)(e) — 120.02%		$706,147,600

Liabilities in excess of other assets — (20.02)%		(117,783,574)

NET ASSETS — 100.00%		$588,364,026

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $20,057,265 or 3.41% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2010 Carrying Value Per Unit
$570,000	Atlantic Marine Corps Communities LLC	7/31/2007	$509,772	$0.80
$2,000,000	Pacific Beacon LLC	12/18/2006	$2,000,000	$0.55
$852,973	Community Reinvestment Revenue Note	3/24/2008	$847,949	$0.98
$7,250,000	Community Reinvestment Revenue Note	3/24/2008	$7,157,925	$0.97
$1,395,000	Fort Knox Military Housing Privatization Project	1/29/2007	$1,328,900	$0.55
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.05

(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2010 (Unaudited)

Abbreviations used are defined below:

AMBAC - Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

MBIA - Insured by MBIA

NATL-RE - National Reinsurance Corp.

OID - Original Issue Discount

See notes to financial statements.

31

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2010 (Unaudited)

Assets:
Investments in securities, at value (cost $679,595,294)	$706,147,600
Segregated cash collateral for reverse repurchase agreements	6,169,786
Interest and dividends receivable	3,639,372
Receivable for open maturities	184,188
Receivable for Fund shares sold	1,015,901
Deposits at broker for futures contracts	2,393,787
Prepaid expenses and other assets	26,444

Total Assets	719,577,078

Liabilities:
Distributions payable	1,535,551
Payable for capital shares redeemed	15,897
Payable for investments purchased	785,008
Margin variation payable	127,151
Reverse repurchase agreements (including interest of $48,370)	127,910,331
Payable for short sale commitment	453,516
Accrued expenses and other payables:
Investment advisory fees	305,336
Accounting fees	4,602
Distribution fees	6,039
Trustee fees	1,049
Audit fees	26,286
Transfer Agent fees	4,168
Other	38,118

Total Liabilities	131,213,052

Net Assets	$588,364,026

Net Assets Consist Of:
Capital	$592,067,267
Distributions in excess of net investment income	(1,315,963)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(28,908,161)
Net unrealized appreciation on investments, futures contracts, and sale commitments	26,520,883

Net Assets	$588,364,026

32

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$10,629,698
Class I	577,734,328

Total	$588,364,026

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	1,088,561
Class I	59,225,278

Total	60,313,839

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.76
Class I	$9.75
Maximum Offering Price Per Share:
Class A	$10.14
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

33

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Interest income	$16,712,663
Dividend income	6,083

Total Investment Income	16,718,746

Expenses:
Management fees	1,744,911
Interest expense	201,952
Distribution fees - Class A	11,898
Accounting services	26,795
Audit fees	17,035
Legal fees	49,147
Custodian fees	24,283
Insurance fees	4,463
Trustees’ fees and expenses	5,198
Transfer agent fees	34,452
Printing and shareholder reports	7,398
Registration fees	25,515
Other fees and expenses	63,818

Net expenses	2,216,865

Net Investment Income	14,501,881

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	423,813
Net realized losses from sale commitments	(881,817)
Net realized losses from futures contracts	(357,036)
Net change in unrealized appreciation/depreciation on investments	(1,858,857)
Net change in unrealized appreciation/depreciation on sale commitments	2,672
Net change in unrealized appreciation/depreciation on futures contracts	759,202

Net realized/unrealized losses from investments, sales commitments and futures contracts	(1,912,023)

Change in net assets resulting from operations	$12,589,858

See notes to financial statements.

34

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2010	For the Year Ended September 30, 2009
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$14,501,881	$28,079,284
Net realized losses from investments, futures contracts and sale commitments	(815,040)	(8,591,215)
Net change in unrealized appreciation/depreciation on investments, futures contracts and sale commitments	(1,096,983)	30,085,498

Change in net assets resulting from operations	12,589,858	49,573,567

Distributions to Class A Shareholders:
From net investment income	(228,922)	(157,849)

Distributions to Class I Shareholders:
From net investment income	(14,263,635)	(28,179,606)

Change in net assets resulting from shareholder distributions	(14,492,557)	(28,337,455)

Capital Transactions:
Proceeds from shares issued	29,749,519	36,928,806
Distributions reinvested	5,217,568	9,642,647
Cost of shares redeemed	(14,510,054)	(41,401,532)

Change in net assets resulting from capital transactions	20,457,033	5,169,921

Net increase in net assets	18,554,334	26,406,033

Net Assets:
Beginning of period	569,809,692	543,403,659

End of period	$588,364,026	$569,809,692

Distributions in excess of net investment income	$(1,315,963)	$(1,325,287)

Share Transactions:
Issued	3,033,180	3,816,303
Reinvested	532,539	1,008,944
Redeemed	(1,480,956)	(4,345,147)

Change in shares resulting from capital transactions	2,084,763	480,100

See notes to financial statements.

35

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2010 (Unaudited)

Cash Used for Operating Activities:
Net increase in net assets resulting from operations	$12,589,858
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in interest and dividend receivable	69,626
Increase in deposits at broker for futures contracts	(524,904)
Decrease in prepaid expenses and other assets	4,216
Increase in margins variation payable	127,151
Increase in segregated cash collateral for reverse repurchase agreements	(3,826,299)
Decrease in receivables for open maturities	10,970
Decrease in interest due on reverse repurchase agreements	(32,267)
Increase in payable to investment adviser	20,767
Increase in accrued expenses and other liabilities	2,122
Proceeds from sales and paydowns of long-term securities	69,349,185
Opening of TBA sales commitments	6,023,178
Purchases of short-term securities	(1,193,393,451)
Purchases of long-term securities	(62,119,262)
Proceeds from sales of short-term securities	1,167,099,854
Closing of TBA sales commitments	(6,439,129)
Amortization of premium and discount - net	11,772
Net realized losses from investment transactions	(423,813)
Net realized losses from sales commitments	881,817
Net change in unrealized appreciation/(depreciation) on investment securities and sale commitments	1,856,185

Net Cash Used for Operating Activities	(8,712,424)

Cash Provided by Financing Activities:
Proceeds from issuance of shares	41,733,618
Cash payments on shares redeemed	(14,497,656)
Cash receipts from reverse repurchase agreements	283,545,112
Cash payments on reverse repurchase agreements	(293,124,395)
Distributions paid to shareholders	(9,281,534)

Net Cash Provided by Financing Activities	8,375,145

Cash:
Net decrease in cash	(337,280)
Cash at beginning of period	337,280

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	234,219

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	5,217,568

See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

	Period Ended March 31	Period Ended March 31,
	2010
	Class A	Class I
Per Share Operating Performance:
Net asset value, beginning of period	$9.80	$9.79

Net investment income(d)	0.24	0.25
Realized and unrealized gain (loss)	(0.04)	(0.04)

Total from investment operations	0.20	0.21

Less dividends from net investment income	(0.24)	(0.25)

Net asset value, end of period	$9.76	$9.75

Total Investment Return:(e)
Based on net asset value per share	2.01%	2.13%
Ratios to Average Net Assets:(f)
Total expenses, net of reimbursement and excluding interest expense and investment structuring fees(g)	0.95%	0.70%
Total expenses, excluding interest expense	0.95%	0.70%
Net expenses	1.02%	0.77%
Investment income-net	4.81%	5.06%
Ratios to Average Net Assets, Plus Average Borrowings:(f)(h)
Total expenses, net of reimbursement and excluding interest expense and investment structuring fees(g)	0.78%	0.57%
Total expenses, excluding interest expense(i)	0.78%	0.57%
Net expenses	0.84%	0.63%
Investment income-net	3.95%	4.16%
Supplemental Data:
Net assets, end of period (in thousands)	$10,630	$577,734
Portfolio turnover	3%	3%

(a)	Effective September 30, 2008, the Fund’s fiscal year end changed from May 31 to September 30.
(b)	For the period January 29, 2009 (commencement of operations) to September 30, 2009.
(c)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.
(d)	Based on average shares outstanding.
(e)	Total investment returns exclude the effect of sales charge.
(f)	Annualized for those periods that are less than one year.
(g)	During the fiscal years ended May 31, 2006 and 2005, to the extent that the Fund’s operating expenses (exclusive of management fees and interest expense) were less then 0.25% of the Fund’s monthly average net assets, the Fund repaid the Fund’s investment adviser and sub-adviser for operating expenses previously borne or reimbursed.
(h)	These ratios are calculated based upon the average net assets plus average borrowings.
(i)	Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively.

37

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

Period Ended September 30,	For the Year Ended September 30,	Period June 1, 2008 to September 30,	For the Year Ended May 31,

2009		2008(a)	2008	2007	2006	2005
Class A(b)	Class I(c)

$9.47	$9.41	$9.48	$9.46	$9.29	$9.82	$9.62

0.31	0.50	0.16	0.46	0.44	0.45	0.48
0.34	0.38	(0.07)	0.02	0.17	(0.53)	0.20

0.65	0.88	0.09	0.48	0.61	(0.08)	0.68

(0.32)	(0.50)	(0.16)	(0.46)	(0.44)	(0.45)	(0.48)

$9.80	$9.79	$9.41	$9.48	$9.46	$9.29	$9.82

7.11%	9.59%	1.02%	5.19%	6.65%	(0.83)%	7.14%

1.00%	0.74%	0.86%	0.93%	0.79%	0.74%	0.85%
1.25%	0.74%	0.86%	0.93%	0.83%	0.73%	0.74%
1.11%	1.06%	1.61%	1.99%	1.48%	1.32%	1.13%
4.77%	5.16%	5.17%	4.83%	4.55%	4.72%	4.87%

0.81%	0.59%	0.67%	0.75%	0.70%	0.65%	0.72%
1.02%	0.59%	0.67%	0.75%	0.74%	0.64%	0.63%
0.90%	0.85%	1.25%	1.60%	1.31%	1.16%	0.96%
3.89%	4.12%	4.00%	3.88%	4.03%	4.13%	4.13%

$8,662	$561,148	$543,404	$513,723	$474,720	$449,324	$388,299
10%	10%	1%	19%	23%	21%	33%

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

1. Organization

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This semi-annual report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc. the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) (formerly known as Voyageur Asset Management Inc), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and PNC Global Investment Servicing (U.S.) Inc. (“PNC”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in debt securities specifically designed to support underlying economic activities such as affordable housing, education, small business lending, and job-creating activities in areas of the United States designated by Fund investors.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Valuations of certain mortgage backed securities that qualify under the Community Reinvestment Act (“CRA”) may also include adjustments to reflect the CRA premium indicated by the independent pricing agent to reflect the higher valuations accorded these securities in the market for their geographically or other targeted nature. Swaptions are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account multiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are

39

NOTES TO FINANCIAL STATEMENTS

fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Financial Instruments:

Reverse Repurchase Agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the six months ended March 31, 2010, the average amount borrowed was approximately $125,131,292 and the daily weighted average interest rate was 0.32%.

Details of open reverse repurchase agreements at March 31, 2010 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.21%	1/06/10	4/06/10	$(34,786,251)	$(34,767,998)
Mizuho Securities	0.24%	1/13/10	4/13/10	(14,452,666)	(14,444,000)
Goldman Sachs	0.22%	1/20/10	5/05/10	(13,655,814)	(13,647,057)
Goldman Sachs	0.21%	2/03/10	5/05/10	(7,572,923)	(7,568,905)
Mizuho Securities	0.24%	2/10/10	5/12/10	(36,901,373)	(36,879,000)
Goldman Sachs	0.23%	3/10/10	5/12/10	(20,563,273)	(20,555,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to the segregated cash collateral shown on the Statement of Assets and Liabilities at March 31, 2010 were as follows:

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs
1/6/10 to 4/6/10
	Freddie Mac Pool #A40538	5.00%	12/01/35	$2,054,173	$2,137,148
	Freddie Mac Pool #A46735	5.00%	8/01/35	1,626,664	1,684,237
	Freddie Mac Pool #A42097	5.00%	1/01/36	1,356,477	1,404,487
	Freddie Mac Pool #A47552	5.00%	11/01/35	1,195,633	1,237,951
	Fannie Mae Pool #835287	5.00%	8/01/35	1,417,471	1,473,398
	Freddie Mac Pool #A45396	5.00%	6/01/35	931,881	967,775
	Freddie Mac Pool #A63456	5.50%	6/01/37	3,042,932	3,232,040
	Freddie Mac Pool #A42803	5.50%	2/01/36	1,867,863	1,977,337
	Freddie Mac Pool #A20540	5.50%	4/01/34	1,319,865	1,398,871
	Freddie Mac Pool #A46746	5.50%	8/01/35	1,085,525	1,149,146
	Freddie Mac Pool #A61754	5.50%	5/01/37	1,279,716	1,352,847
	Freddie Mac Pool #A18617	5.50%	1/01/34	732,737	776,597
	Freddie Mac Pool #A64012	5.50%	7/01/37	1,073,976	1,135,350

40

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #258627	5.50%	2/01/36	$1,530,910	$1,626,136
	Fannie Mae Pool #702478	5.50%	6/01/33	2,715,327	2,881,682
	Freddie Mac Pool #A61915	5.50%	6/01/37	1,116,980	1,180,812
	Freddie Mac Pool #A42099	6.00%	1/01/36	378,215	408,359
	Freddie Mac Pool #A64447	6.00%	8/01/37	944,963	1,020,279
	Freddie Mac Pool #A68766	6.00%	10/01/37	1,251,715	1,351,480
	Freddie Mac Pool #A42805	6.00%	2/01/36	1,035,252	1,117,764
	Freddie Mac Pool #A49013	6.00%	5/01/36	727,489	782,516
	Fannie Mae Pool #952632	6.00%	7/01/37	2,218,672	2,371,586
	Fannie Mae Pool #952598	6.00%	7/01/37	1,846,531	1,970,912

					$34,638,710

Mizuho Securities
1/13/10 to 4/13/10
	Fannie Mae Pool #387590	4.90%	9/01/15	$9,403,074	$10,065,538
	Fannie Mae Pool #386608	5.37%	11/01/21	4,671,762	4,937,388

					$15,002,926

Goldman Sachs
1/20/10 to 5/5/10
	Fannie Mae Pool #829005	5.00%	8/01/35	$1,896,742	$1,962,095
	Fannie Mae Pool #815009	5.00%	4/01/35	2,236,567	2,324,812
	Freddie Mac Pool #A38830	5.00%	5/01/35	1,936,108	2,004,633
	Fannie Mae Pool #908672	5.50%	1/01/37	1,468,137	1,549,824
	Fannie Mae Pool #941204	5.50%	6/1/37	1,544,345	1,637,184
	Ginnie Mae Pool #675509	5.50%	6/15/38	1,600,416	1,703,887
	Fannie Mae Pool #866969	6.00%	2/01/36	2,106,199	2,248,071

					$13,430,506

Goldman Sachs
2/3/10 to 5/5/10
	Fannie Mae Pool #777621	5.00%	2/01/34	$2,993,687	$3,106,192
	Freddie Mac Pool #A66061	5.50%	8/01/37	2,388,939	2,525,458
	Freddie Mac Pool #A34999	5.50%	4/01/35	2,083,545	2,205,660

					$7,837,310

Mizuho Securities
2/10/10 to 5/12/10
	Fannie Mae Pool #806754	4.50%	9/01/34	$3,371,682	$3,408,458
	Freddie Mac Pool #A25310	5.00%	6/01/34	2,009,473	2,086,874
	Freddie Mac Pool #A37185	5.00%	9/01/35	1,308,777	1,361,643
	Freddie Mac Pool #A14325	5.00%	9/01/33	1,466,299	1,524,152
	Fannie Mae Pool #806761	5.50%	9/01/34	4,869,306	5,156,973
	Freddie Mac Pool #A30056	5.50%	12/01/34	1,227,968	1,301,473

41

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
	Freddie Mac Pool #A60751	5.50%	5/01/37	$1,598,140	$1,689,468
	Fannie Mae Pool #986957	5.50%	7/01/38	1,948,702	2,056,104
	Freddie Mac Pool #A28241	5.50%	10/01/34	1,605,381	1,701,477
	Fannie Mae Pool #990510	5.50%	8/01/38	1,730,090	1,825,444
	Freddie Mac Pool #A59530	5.50%	4/01/37	1,442,715	1,525,161
	Freddie Mac Pool #A61916	6.00%	6/01/37	3,321,449	3,569,570
	Freddie Mac Pool #A42804	6.00%	2/01/36	924,466	998,148
	Fannie Mae Pool #944502	6.00%	6/01/37	1,713,178	1,828,576
	Freddie Mac Pool #A67630	6.00%	11/01/37	1,642,860	1,773,800
	Freddie Mac Pool #A66116	6.00%	9/01/37	1,532,846	1,647,353
	Freddie Mac Pool #A66133	6.00%	6/01/37	864,868	929,476
	Freddie Mac Pool #A66156	6.50%	9/01/37	1,757,730	1,922,543

					$36,306,693

Goldman Sachs
3/10/10 to 5/12/10
	Fannie Mae Pool #663159	5.00%	7/01/32	$5,150,517	$5,355,988
	Fannie Mae Pool #727312	5.00%	9/01/33	3,038,313	3,152,495
	Fannie Mae Pool #844361	5.50%	11/01/35	3,807,317	4,044,142
	Fannie Mae Pool #829649	5.50%	3/01/35	2,573,889	2,738,818
	Fannie Mae Pool #885724	5.50%	6/01/36	3,099,588	3,272,050
	Fannie Mae Pool #257892	5.50%	2/01/38	2,901,581	3,076,009

					$21,639,502

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

42

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Instruments as of March 31, 2010*:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
	Asset Derivatives
Interest Rate Contracts	Assets - Investments at Value (Call Swaptions)	$7,134,214

	Liability Derivatives
Interest Rate Contracts	Liabilities - Margin Variation Payable	(127,151)

Total		$7,007,063

*	For open derivative instruments as of March 31,2010, see the preceding tables on the Schedule of Portfolio Investments and the following section for financial futures contracts.

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2010 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Losses from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts		Net Change in Unrealized Appreciation/Depreciation on Investments (Call Swaptions)
Interest Rate Contracts	$(357,036)	$759,202	*	—
Interest Rate Contracts	—	—		$1,014,458

*	Amount includes cumulative appreciation/depreciation, amount shown on statement of assets and liabilities includes only the daily variation margin.

For the six months ended March 31, 2010, the average volume of derivative activities are as follows:

Purchased Options (Cost)	Futures Short Positions (Contracts
$5,503,750	388

Financial Futures Contracts

The Fund entered into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

43

NOTES TO FINANCIAL STATEMENTS

The Fund had the following open futures contracts at March 31, 2010:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short contracts:
Ten Year Swap	100	June, 2010	$7,812	$10,075,000	Barclays Capital
Five Year
U.S. Treasury Bond	425	June, 2010	(73,047)	48,728,906	Barclays Capital
U.S. Treasury Long Bond	50	June, 2010	34,375	5,840,625	Barclays Capital

Details of underlying collateral pledged for open futures contracts in addition to the deposit at brokers shown on the Statement of Assets and Liabilities at March 31, 2010 were as follows:

Description	Yield	Maturity Date	Par	Market Value
U.S. Treasury Bill	0.45%	06/17/10	$2,000,000	$1,999,380

Options

The Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

Swaptions

The Fund may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). The call swaptions purchased listed on the Schedule of Portfolio Investments that are outstanding as of March 31, 2010 represent the only activity for the six months ended March 31, 2010.

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. There are no TBA commitments outstanding as of March 31, 2010.

Mortgage Backed Securities

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and

44

NOTES TO FINANCIAL STATEMENTS

prepayment risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the CRA in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$34,342,578	$—	$—	$34,342,578
Municipal Bonds	—	27,379,855	—	27,379,855
Corporate Bonds	—	2,322,212	—	2,322,212
U.S. Government Agency Backed Mortgages	—	564,035,152	—	564,035,152
U.S. Government Agency Obligations	—	59,060,533	—	59,060,533
Short-Term Investment	—	1,999,380	—	1,999,380
Promissory Notes	—	9,873,676	—	9,873,676
Call Swaptions Purchased	—	7,134,214	—	7,134,214

	$34,342,578	$671,805,022	$—	$706,147,600

Other Financial Instruments(*)	42,187	—	—	42,187

Total Assets	$34,384,765	$671,805,022	$—	$706,189,787

Liabilities:
Other Financial Instruments(*)	$(73,047)	$—	$—	$(73,047)

45

NOTES TO FINANCIAL STATEMENTS

*	Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are shown at the unrealized appreciation/(depreciation) on the investment.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2011, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average monthly gross assets less liabilities, other than indebtness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six month period ended March 31, 2010, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average daily total assets less liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage so as to increase the amount of assets upon which it may charge a fee. As of March 31, 2010, the impact of leverage raised the management fee to approximately 61 basis points (0.61%) of the Fund’s average net assets.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $30,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,000 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

46

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors, Inc. (through February 15, 2010), and Quasar Distributors LLC (effective February 16, 2010) (the “Distributor”) acts as the Fund’s distributor. Tamarack Distributors Inc. was an affiliate of RBC GAM (US) and Quasar Distributors LLC is not affiliated, The Plan permits the Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%
Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2010, Quasar Distributors LLC received commissions of $3 from front-end sales charges of Class A shares of the Fund. Neither Distributor received any CDSC fees from the Fund during the same period.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2010 were as follows:

Purchases(Excl. U.S. Gov’t.)	Sales(Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$58,643,447	$19,024,528	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2010	For the Period Ended September 30, 2009*

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,720,178	$8,519,665
Distributions reinvested	41,915	65,802
Cost of shares redeemed	(755,968)	(76,189)

Change in Class A	$2,006,125	$8,509,278

47

NOTES TO FINANCIAL STATEMENTS

	For the Six Months Ended March 31, 2010	For the Period Ended September 30, 2009*

Class I
Proceeds from shares issued	$27,029,341	$28,409,141
Distributions reinvested	5,175,653	9,576,845
Cost of shares redeemed	(13,754,086)	(41,325,343)

Change in Class I	$18,450,908	$(3,339,357)

Change in net assets resulting from capital transactions	$20,457,033	$5,169,921

SHARE TRANSACTIONS:
Class A
Issued	277,107	885,359
Reinvested	4,274	6,815
Redeemed	(77,105)	(7,889)

Change in Class A	204,276	884,285

Class I
Issued	2,756,073	2,930,944
Reinvested	528,265	1,002,129
Redeemed	(1,403,851)	(4,337,258)

Change in Class I	1,880,487	(404,185)

Change in shares resulting from capital transactions	2,084,763	480,100

*	January 29, 2009 (commencement of operations) through September 30, 2009 for Class A and year ended September 30, 2009 for Class I.

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund. As of March 31, 2010 the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$679,595,294	$30,306,110	$(3,753,804)	$26,552,306

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2009	$28,373,918	$28,373,918

48

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2010.

As of September 30, 2009, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$1,911,397	2011
3,756,334	2012
659,184	2013
27,743	2014
2,484,167	2015
8,197,543	2016

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. Subsequent Events.

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

49

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

50

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Class A	$1,000.00	$1,020.10	$5.14	1.02%
Class I	$1,000.00	$1,021.30	$3.88	0.77%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09-3/31/10	Annualized Expense Ratio During Period 10/1/09-3/31/10
Class A	$1,000.00	$1,019.85	$5.14	1.02%
Class I	$1,000.00	$1,021.09	$3.88	0.77%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

51

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-973-0073

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2010.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment adviser to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR03-10

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date 5/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date 5/26/10

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date 5/26/10

*	Print the name and title of each signing officer under his or her signature.